485BPOS		File Nos. 333-82329
Allianz Alterity		811-05618
		Class I.D. C000007179
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	32	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	510	X

(Check appropriate box or boxes.)
ALLIANZ LIFE VARIABLE ACCOUNT B
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
(Name of Depositor)

5701 Golden Hills Drive, Minneapolis, MN 55416-1297
(Address of Depositor's Principal Executive Offices) (Zip Code)

(763) 765-2913
(Depositor's Telephone Number, including Area Code)

Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on May 1, 2018 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: May 1, 2018
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts

PART A – PROSPECTUS

ALLIANZ ALTERITY® VARIABLE ANNUITY CONTRACT
Issued by Allianz Life® Variable Account B and Allianz Life Insurance Company of North America (Allianz Life®, we, us, our)
This prospectus describes all material rights and obligations of purchasers under an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of North America (Allianz Life®, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.
All guarantees under the Contract are the obligations of Allianz Life and are subject to our claims paying ability and financial strength.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.
This prospectus is not intended to constitute a suitability recommendation or fiduciary advice.
Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC's website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI's table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.
The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract's features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: May 1, 2018
This prospectus contains information on the most recently offered May 2006 Contracts that are no longer offered for sale. Information regarding the product features and expenses specific to previous older versions of the Contracts can be found in the SAI.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. One or more of the Investment Choices may not be available in your state. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund
AZL® DFA Multi-Strategy Fund
AZL® Moderate Index Strategy Fund
AZL MVP FusionSM Dynamic Balanced Fund
AZL MVP FusionSM Dynamic Conservative Fund
AZL MVP FusionSM Dynamic Moderate Fund
AZL® MVP Balanced Index Strategy Fund
AZL® MVP Growth Index Strategy Fund
BLACKROCK
AZL® Government Money Market Fund

DIMENSIONAL
AZL® DFA Five-Year Global Fixed Income Fund
FIDELITY
AZL® Fidelity Institutional Asset Management® Multi-Strategy Fund
AZL® Fidelity Institutional Asset Management® Total Bond Fund
GATEWAY
AZL® Gateway Fund
PIMCO
PIMCO VIT Global Core Bond (Hedged) Portfolio
PIMCO VIT Total Return Portfolio

TABLE OF CONTENTS
Glossary		3
Fee Tables		6
	Contract Owner Transaction Expenses	6
	Contract Owner Periodic Expenses	6
	Annual Operating Expenses of the Investment Options	7
	Examples	8
1.	The Variable Annuity Contract	9
	Ownership	10
2.	Purchase	12
	Purchase Payments	12
	Automatic Investment Plan (AIP)	12
	Allocation of Purchase Payments	12
	Tax-Free Section 1035 Exchanges	13
	Accumulation Units/Computing the Contract Value	13
3.	The Annuity Phase	14
	Income Date	14
	Traditional Annuity Payments	14
	Annuity Options	15
	Partial Annuitization	18
4.	Protected Retirement Income Made Easy: PRIME Plus Benefit	19
	Removing PRIME Plus Benefit From Your Contract	19
	PB Value	20
	Using PRIME Plus Benefit	23
	GPWB Payments	25
	Taxation of GPWB Payments	26
	When GPWB Ends	26
	GMIB Payments	27
	Amount Used to Calculate GMIB Payments	27
	Taxation of GMIB Payments	28
	When GMIB Ends	28
	Required Minimum Distributions (RMDs) Under Qualified Contracts with PRIME Plus Benefit	28
5.	Investment Options	29
	Substitution and Limitation on Further Investments	32
	Transfers Between Investment Options	33
	Excessive Trading and Market Timing	34
	Dollar Cost Averaging (DCA) Program	35
	Flexible Rebalancing	36
	Financial Adviser Fees	36
	Voting Privileges	37
6.	Our General Account	37
7.	Expenses	37
	Separate Account Annual Expenses	37
	Contract Maintenance Charge	38
	Withdrawal Charge	39
	Transfer Fee	41
	Premium Tax	41
	Income Tax	41
	Investment Option Expenses	41
8.	Taxes	41
	Annuity Contracts in General	42
	Qualified Contracts	42
	Multiple Contracts	43
	Partial 1035 Exchanges	43
	Distributions – Non-Qualified Contracts	43
	Distributions – Qualified Contracts	44
	Assignments, Pledges and Gratuitous Transfers	45
	Death Benefits	45
	Spousal Continuation and the Federal Defense of Marriage Act (DOMA)	45
	Federal Estate Taxes	45
	Generation-Skipping Transfer Tax	46
	Foreign Tax Credits	46
	Annuity Purchases by Nonresident Aliens and Foreign Corporations	46
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

	Possible Tax Law Changes	46
	Diversification	46
	Required Distributions	46
9.	Access to Your Money	47
	Partial Withdrawal Privilege	48
	Waiver of Withdrawal Charge Benefits	48
	Systematic Withdrawal Program	49
	Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	49
	Suspension of Payments or Transfers	49
10.	Death Benefit	50
	Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)	50
	Enhanced Guaranteed Minimum Death Benefit (Enhanced GMDB)	51
	Earnings Protection Guaranteed Minimum Death Benefit (Earnings Protection GMDB)	52
	When the Death Benefit Ends	53
	Death of the Owner and/or Annuitant Under All Other Contracts	54
	Death Benefit Payment Options During the Accumulation Phase	57
11.	Other Information	58
	Allianz Life	58
	The Separate Account	58
	Distribution	59
	Additional Credits for Certain Groups	60
	Administration/Allianz Service Center	60
	Legal Proceedings	61
	Financial Statements	61
	Status Pursuant to Securities Exchange Act of 1934	61
12.	Table of Contents of the Statement of Additional Information (SAI)	61
13.	Privacy Notice	62
Appendix A – Condensed Financial Information		64
Appendix B – PB Value Calculation Examples		68
Appendix C – GPWB Under PRIME Plus Benefit		70
Appendix D – Death Benefit Calculation Examples		72
Appendix E – Withdrawal Charge Examples		74
For Service or More Information		76
	Our Service Center	76

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
The following is a list of common abbreviations used in this prospectus:
AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
CV Plus	=	Contract Value Plus	MAV	=	Maximum Anniversary Value
GMDB	=	Guaranteed Minimum Death Benefit	PRIME	=	Protected Retirement Income Made Easy
GMIB	=	Guaranteed Minimum Income Benefit
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Accumulation Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.
AIA (Annual Increase Amount) – a calculation used in determining the PB Value under PRIME Plus Benefit, and in determining the GMDB value under the Enhanced GMDB.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase for any Contract Value you apply to a Partial Annuitization.
Annuity Unit – the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.
Base Contract – the contract corresponding to this prospectus that does not include PRIME Plus Benefit.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Beneficiary – the person(s) or entity the Owner designates to receive any death benefit.
Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a 12-month anniversary of the Issue Date or any subsequent 12-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.
Contract Year – any period of 12 months beginning on the Issue Date or a subsequent Contract Anniversary.
Excess Withdrawal – for Contracts with PRIME Plus Benefit that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Good Order – a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
GMDB (Guaranteed Minimum Death Benefit) – the three different guaranteed death benefits.
GMIB (Guaranteed Minimum Income Benefit) – a feature under PRIME Plus Benefit that provides a guaranteed minimum fixed income in the form of Annuity Payments based on the PB Value.
GMIB Payments – Annuity Payments we make to the Payee based on the PB Value.
GPWB (Guaranteed Partial Withdrawal Benefit) – a feature under PRIME Plus Benefit that provides a guaranteed minimum amount of income in the form of partial withdrawals based on the PB Value.
GPWB Maximum – under PRIME Plus Benefit, this is the annual limit on GPWB Payments available to you under GPWB.
GPWB Payments – withdrawal payments we make to the Owner based on the PB Value.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.
Investment Choices – the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers.
Investment Options – the variable investments available to you under the Contract whose performance is based on the securities in which they invest.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
MAV (Maximum Anniversary Value) – a calculation used in determining the PB Value under PRIME Plus Benefit, and in determining the GMDB value under Enhanced GMDB.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Owner – "you," "your" and "yours." The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Traditional Annuity Payments (or part of the PB Value to GMIB Payments if your Contract includes PRIME Plus Benefit).
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
PB Value – the amount used to calculate GPWB Payments and GMIB Payments under PRIME Plus Benefit.
PRIME (Protected Retirement Income Made Easy) Plus Benefit – an optional benefit package that includes a GMIB and GPWB and carries a higher charge.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Separate Account – Allianz Life Variable Account B is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.
Traditional Annuity Payments – Annuity Payments we make to the Payee based on the Contract Value.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

FEE TABLES

The following tables describe the fees and expenses that you pay when owning and taking a withdrawal from the Contract. For more information, see section 7, Expenses.
The first tables describe the fees and expenses that you pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.
CONTRACT OWNER TRANSACTION EXPENSES
Withdrawal Charge During the Accumulation Phase(1,2)
(as a percentage of each Purchase Payment withdrawn)
Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%

Transfer Fee(3) …………………………………....	$25
Premium Tax(4) ………………………………….	0% to 3.5%
(as a percentage of each Purchase Payment)
(1)
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as required minimum distribution payments. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 9, Access to Your Money; and section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – GPWB Payments.

(2)
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payments withdrawn (excluding any penalty-free withdrawals).

(3)
The first twelve transfers in a Contract Year are free. We count all transfers made in the same Business Day as one transfer. Dollar cost averaging transfers and flexible rebalancing  transfers are not subject to a transfer fee and do not count against any free transfers we allow. Currently we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct this fee during the Annuity Phase. For more information, please see section 7, Expenses – Transfer Fee.

(4)
It is our current practice not to make deductions from the Contract Value to reimburse ourselves for premium tax that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 7, Expenses -– Premium Tax.

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charge and the administrative charge.
During the Accumulation Phase:
Contract Maintenance Charge(5) ………………	$40
(per Contract per year)

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Separate Account Annual Expenses
The annualized rate is realized on a daily basis as a percentage of each Investment Option's net asset value.
	Maximum and Current Charges for a Base Contract			Current Charges for a Contract with PRIME Plus Benefit(6,7)
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Traditional GMDB	1.35%	0.15%	1.50%	2.05%	0.15%	2.20%
Enhanced GMDB	1.65%	0.15%	1.80%	2.25%	0.15%	2.40%
Earnings Protection GMDB	1.65%	0.15%	1.80%	2.30%	0.15%	2.45%

	Maximum Charges(8) for a Contract with PRIME Plus Benefit
	M&E Charge	Admin. Charge	Total
Traditional GMDB	2.50%	0.15%	2.65%
Enhanced GMDB	2.70%	0.15%	2.85%
Earnings Protection GMDB	2.75%	0.15%	2.90%

During the Annuity Phase:
Contract Maintenance Charge(5) ……………..	$40
(per Contract per year)
Separate Account Annual Expenses – if you request variable Traditional Annuity Payments
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.
M&E Charge(9)	1.35%
Administrative Charge	0.15%
Total	1.50%
(5)
We waive the contract maintenance charge if the Contract Value is at least $100,000 at the time we are to deduct the charge. For more information, please see section 7, Expenses – Contract Maintenance Charge.

(6)	The current charges apply to Contracts with PRIME Plus Benefit or if you reset the 7% AIA.
(7)
If you exercise the GPWB, the increased expenses associated with PRIME Plus Benefit continue until both the GPWB and GMIB terminate and the increased expenses associated with the Enhanced GMDB or the Earnings Protection GMDB (if applicable) continue as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

(8)	This is the maximum charge we could impose to Contracts with PRIME Plus Benefit or if you reset the 7% AIA.
(9)
Because the Contract allows Partial Annuitization, it is possible for different portions of the Contract to be in both the Accumulation and Annuity Phases at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request variable Traditional Annuity Payments under a Partial Annuitization. For more information, please see section 3, The Annuity Phase – Partial Annuitization.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2017, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses* (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.67%	1.10%
*
Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.
These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers. You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.
We deduct the total $40 contract maintenance charge in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $100,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $100,000 (see section 7, Expenses – Contract Maintenance Charge). A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
a)	Maximum charges* for a Contract that has the Earnings Protection GMDB and PRIME Plus Benefit (which carries the highest Separate Account annual expense of 2.90%).
b)	Current charges for a Contract that has the Earnings Protection GMDB and PRIME Plus Benefit (which carries a Separate Account annual expense of 2.45%).
c)	The Base Contract with the Traditional GMDB (which carries the lowest Separate Account annual expense of 1.50%).
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.10% (the maximum Investment Option operating expense)	a)	$1,142	$1,838	$2,551	$4,606
	b)	$1,098	$1,708	$2,340	$4,218
	c)	$1,003	$1,428	$1,880	$3,334
0.67% (the minimum Investment Option operating expense)	a)	$1,100	$1,714	$2,350	$4,236
	b)	$1,055	$1,583	$2,135	$3,830
	c)	$960	$1,299	$1,664	$2,903
If you do not take a full withdrawal or if you take a Full Annuitization** of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:		1 Year	3 Years	5 Years	10 Years
1.10% (the maximum Investment Option operating expense)	a)	$442	$1,338	$2,251	$4,606
	b)	$398	$1,208	$2,040	$4,218
	c)	$303	$928	$1,580	$3,334
0.67% (the minimum Investment Option operating expense)	a)	$400	$1,214	$2,050	$4,236
	b)	$355	$1,083	$1,835	$3,830
	c)	$260	$799	$1,364	$2,903
*	If you have PRIME Plus Benefit or if you reset the 7% AIA, your Separate Account annual expense may be less than this amount, but it cannot be greater than this amount.
**
Traditional Annuity Payments are generally not available until after the second Contract Anniversary in most states. GMIB Payments are not available until seven Contract Years after: a) the date PRIME Plus Benefit was added to your Contract, or b) after the date of any 7% AIA reset.

See Appendix A for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for previous older versions of the Contracts.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

1.	THE VARIABLE ANNUITY CONTRACT

NOTE: The Contract is no longer offered for sale and we no longer accept additional Purchase Payments unless your Contract was issued in Connecticut, Florida, or New Jersey. If your Contract was issued in Connecticut, Florida, or New Jersey, you can make additional Purchase Payments during the Accumulation Phase, subject to the restrictions set out in section 2, Purchase – Purchase Payments.

An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life), where you make payments to us and, in turn, we promise to make regular periodic payments (Annuity Payments) to the Payee.
The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. For Qualified Contracts, the tax deferral is provided through compliance with specialized tax-qualification rules, and you do not receive any additional tax benefit by purchasing the Contract. However, the Contract may offer other features that meet your needs.
The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.
The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
•	The Business Day before the Income Date if you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•
Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive in Good Order at our Service Center the death benefit payment option and due proof of death from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.

The Annuity Phase is the period during which we make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least two years after your Issue Date. For Contracts with PRIME Plus Benefit, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning seven Contract Years after the date PRIME Plus Benefit was added to your Contract, or seven Contract Years after the date of any 7% AIA reset. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portions of the Contract are in the Accumulation Phase and other portions are in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have ended, as indicated in section 3, The Annuity Phase.
*	GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value.
Your Investment Choices include the Investment Options and any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose value in the Contract based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.
We do not make any changes to your Contract without your permission except as may be required by law.
The Contract ends when:
•	the Accumulation Phase ends,
•	the Annuity Phase, if any, ends and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

For example, if you purchased a Contract and later take a full withdrawal of the entire Contract Value, both the Accumulation Phase and the Contract end although the Annuity Phase never began and we did not make any death benefit payments.
State Specific Contract Restrictions
The Contract is subject to the law of the state in which it was issued. Some of the terms of your Contract may differ from the terms of a Contract delivered in another state because of state-specific legal requirements. Areas in which there may be state-specific Contract provisions may include, but are not limited to, the following.
•	The withdrawal charge schedule.
•	Availability of Investment Options, Annuity Options, endorsements, and/or riders.
•	Selection of certain Income Dates.
•	Restrictions on your ability to make additional Purchase Payments.
•	Selection of certain assumed investment rates for variable Annuity Payments.
•	Our ability to restrict transfer rights.
All material state variations in the Contract are disclosed in this prospectus. If you would like more information regarding state-specific Contract provisions, you should contact your Financial Professional or contact our Service Center at the toll free number listed at the back of this prospectus.
OWNERSHIP
Owner
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts and non-individually owned Contracts can only have one Owner. You can change Owners at any time subject to our approval. Upon our approval, any ownership change becomes effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.
Joint Owner
Non-Qualified Contracts can be owned by up to two individual Owners. Upon the death of either Joint Owner, the surviving Joint Owner becomes the sole primary Beneficiary. We then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center.
NOTE: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

Annuitant
The Annuitant is the individual on whose life we base Annuity Payments. You designated an Annuitant when you purchased a Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract, and the joint Annuitants must be spouses. For individually owned Contracts, if the Annuitant who is not an Owner dies before the Annuity Date, the sole Owner (or younger Joint Owner) automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who would receive it. For example, if a sole Owner dies during the Accumulation Phase of the Contract, we pay a death benefit to the Beneficiary(s). If the Annuitant is not an Owner and he/she dies during the Accumulation Phase of the Contract, the Owner can name a new Annuitant (subject to our approval) and we do not pay a death benefit. If a sole Owner who is not an Annuitant dies during the Annuity Phase, the Beneficiary becomes the Owner, Annuity Payments continue and we do not pay a death benefit. If an Annuitant dies after a Full Annuitization under an Annuity Option with a guaranteed period, Annuity Payments to the Payee continue until the Contract ends and are paid at least as rapidly as they were being paid at the time of the Annuitant's death. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.
Payee
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Beneficiary
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary's interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
NOTE FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. If both Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries.

Assignments, Changes of Ownership and Other Transfers of Contract Rights
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

2.	PURCHASE

PURCHASE PAYMENTS
We no longer accept additional Purchase Payments to Contracts issued in all states except Connecticut, Florida, and New Jersey.
The Purchase Payment requirements for Contracts issued in Connecticut, Florida, and New Jersey are as follows.
•	You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.
•
You cannot make any additional Purchase Payments to the Contract after the Income Date that you take a Full Annuitization (including a required Full Annuitization on the maximum permitted Income Date) or after you exercise the GPWB. In certain states, additional Purchase Payments can only be made during the first Contract Year or may be otherwise restricted.

•	The maximum total amount we accept without our prior approval is $1 million.
Purchase Payments to Qualified Contracts are limited by federal law and must be from earned income or a qualified transfer or rollover. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted after the Owner reaches age 70½.
We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment, and if mandated under applicable law, we may be required to reject a Purchase Payment.
AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is no longer available to Contracts issued in all states except Connecticut, Florida, and New Jersey.
The automatic investment plan (AIP) is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. Investments take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change AIP at any time. We must be notified by the first of the month in order to stop or change AIP for that month. If AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.
We reserve the right to discontinue or modify AIP at any time and for any reason.
You cannot exercise the GPWB and participate in AIP at the same time. AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code, or after the Income Date on which you take a Full Annuitization.
ALLOCATION OF PURCHASE PAYMENTS
We allocate your Purchase Payments to the Investment Choices you select. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices do not change the future allocation instructions. If you do not change your allocation instructions, we allocate any additional Purchase Payments according to your future Purchase Payment allocation instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
We reserve the right to limit the number of Investment Options that you can invest in at any one time. You can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we always allow you to invest in at least five Investment Options.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is "received" when it arrives our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under Section 1035 of the Internal Revenue Code for all or a portion of one non-qualified annuity contract for another, or all of a life insurance policy for a non-qualified annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.
ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts increase and decrease based upon the investment performance of the Investment Option(s) you choose. Your Contract Value is also affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.
When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.
Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
•	Adding declared distributions (daily interest, dividends, long term gains and short term gains) for an Investment Option to its net asset value (NAV).
•	That result is then divided by the NAV the end of the prior business day to determine the overall daily performance in the Investment Option.
•	That calculation is then multiplied by one minus the current Business Day's mortality and expense risk charge and any additional calendar days since the prior Business Day.
We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary reflects the number and value of the Accumulation Units at the end of the previous Business Day.)
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Investment Option you chose is $13.25.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.

3.	THE ANNUITY PHASE

You can apply your Contract Value to regular periodic payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)' age or gender, the amount payable is the amount that would have been provided at the true age or gender.
*
GMIB Partial Annuitizations are based on the PB Value. They are not available after you exercise the GPWB, or if the PB Value is less than the Contract Value. For more information, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – PB Value.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments and/or Traditional Annuity Payments) begin. Your scheduled Income Date in your Contract is the first day of the calendar month following the later of: a) the Annuitant's 90th birthday, or b) the tenth Contract Anniversary. Your scheduled Income Date may be different if the Contract is issued to a charitable remainder trust. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchased your Contract through and your state of residence. Your Income Date must be the first day of a calendar month and must be at least two years after the Issue Date. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date PRIME Plus Benefit was added to your Contract, or seven Contract Years after the date of any 7% AIA reset (and certain other conditions must also be met). The Income Date cannot be later than what is permitted under applicable law.
NOTE: You must take a Full Annuitization of your total Contract Value on the Income Date if, at that time, your Contract Value is greater than zero. We notify you of your available options in writing 60 days in advance, including the option to extend your Income Date if available. We base your Annuity Payments on your Contract Value. If you have not selected an Annuity Option we make payments under the default option described in the "Annuity Payments" discussion of this section. Upon Full Annuitization you no longer have a Contract Value, any periodic withdrawal or payments other than Annuity Payments (which includes GPWB Payments) stop, and the death benefit ends.

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can request Traditional Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
Annuity Option 6 is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, Annuity Option 6 is also available for fixed Traditional Annuity Payments.
We base Annuity Payments on your Contract Value.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Under a fixed payout, all of the Annuity Payments are the same dollar amount (equal installments) except as provided under Annuity Option 3. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event do we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.
If you choose variable Traditional Annuity Payments, the dollar amount of the payments depend upon the following factors.
•	The Contract Value on the Income Date.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant, where permitted.
•	The Annuity Option you select.
•	The assumed investment rate (AIR) you select.
•	Your Contract's mortality table.
•	The future performance of the Investment Option(s) you select.
You can choose a 3%, 5% or 7% AIR. The 7% AIR is not available in all states. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments decrease.
If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we always allow you to invest in at least five Investment Options. If you do not tell us otherwise, we base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. Currently, it is our business practice that your initial Traditional Annuity Payment must be $100 or more.
Each portion of the Contract that you apply to Traditional Annuity Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•
Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.

•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.
ANNUITY OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.
Annuity Payments usually are lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.
Under Annuity Options 1 and 3, if all Annuitants die on or after the Income Date and before we send the first Annuity Payment, we will cancel the Annuity Option that was elected and upon receipt of due proof of death in Good Order at our Service Center, we will pay the amount applied to the selected Annuity Option minus the total paid under the option. If the Owner is an individual we pay the surviving individual Owner, or the Beneficiary(s) if there is no surviving Owner. If the Owner is a non-individual, we pay the Owner.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we continue to make Annuity Payments to the Payee for the rest of the guaranteed period. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant's death. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center. For variable Traditional Annuity Payments, in most states, we base the remaining guaranteed Traditional Annuity Payments on the current value of the Annuity Units and we use the assumed investment rate to calculate the present value. For fixed payouts, in most states, we calculate the present value of the remaining guaranteed Annuity Payments using the Statutory Calendar Year Interest Rate based on the NAIC Standard Valuation Law for Single Premium Immediate Annuities corresponding to the Income Date. However, some states require us to use different interest rates for variable and fixed payouts for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.
For variable Traditional Annuity Payments, the amount of the refund depends on the current Investment Option allocation and is the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A)	=	Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
(B)	=	The amount applied to variable Traditional Annuity Payments on the Income Date.
(C)	=	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
(D)	=	The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
(E)	=	Dollar value of first variable Traditional Annuity Payment.
(F)	=	Number of variable Traditional Annuity Payments made since the Income Date.
We base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
•
The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is:  $6.15 x ($100,000 / $1,000) = $615 (item "E").

•	Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item "D").
•
The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").

We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
 10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
NOTE: For Contracts issued in Oregon, liquidations are available under Annuity Option 2 (life annuity with payments over 5, 10, 15 or 20 years guaranteed) and Annuity Option 4 (joint and last survivor with payments over 5, 10, 15 or 20 years guaranteed) if you select variable Traditional Annuity Payments. While an Annuitant is alive and the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected assumed investment rate as the interest rate for the present value calculation. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn. After we have made the guaranteed number of variable Traditional Annuity Payments, we restore the number of Annuity Units used in calculating the variable Traditional Annuity Payments to their original values as if no liquidation had taken place.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Option 6. Specified Period Certain Annuity. This option is generally only available as a ten-year or more period certain for GMIB Payments. However, in Florida, it is also available for fixed Traditional Annuity Payments based on your Contract Value. Under this option, we make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from five to 30. If the last Annuitant dies before the end of the specified period certain, then we continue to make Annuity Payments to the Payee for the rest of the period certain. If the Payee and Annuitant were the same person, we make payments to the Owner. If the Payee, Annuitant and Owner were the same person, we make payments to the Beneficiary(s). If the Annuitant dies after the selected period, the last payment is the one that is due before the Annuitant's death. This Annuity Option is not available to you under a Partial Annuitization.
NOTE: For Owners that are younger than age 59½, your Annuity Payments under Annuity Option 6  may be subject to a 10% additional federal tax if the specified period certain you select is less than your life expectancy.

PARTIAL ANNUITIZATION
Partial Annuitizations are not available to everyone. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.
You can take Partial Annuitizations as Traditional Annuity Payments after the second Contract Anniversary, and/or as GMIB Payments (if applicable) beginning seven Contract Years after the date PRIME Plus Benefit was added to your Contract, or after the date of any 7% AIA reset. However, if your Contract includes PRIME Plus Benefit, you cannot take a Partial Annuitization after you exercise the GPWB, and you cannot take a GMIB Partial Annuitization if the PB Value is less than the Contract Value. Partial Annuitizations are also not available after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract ends.
You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. We do not allow you to allocate additional Contract Value (or PB Value) to an existing stream of Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract ends. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.
A Partial Annuitization decreases the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with PRIME Plus Benefit, it also decreases the PB Value. This decreases the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. The type of Annuity Payments (traditional or GMIB) you request under a Partial Annuitization reduces the PB Value and GMDB values differently. For more information, see the discussion of the PB Value in section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit; section 7, Expenses – Withdrawal Charge; and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.
For tax purposes, Annuity Payments we make under a Partial Annuitization are treated as partial withdrawals and not as annuity payments. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.
NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

4.	PROTECTED RETIREMENT INCOME MADE EASY: PRIME PLUS BENEFIT

PRIME Plus Benefit is no longer available.
PRIME Plus Benefit provides a guaranteed minimum fixed income stream and is designed for Owners who want flexibility in the way they access income and can wait at least seven years before taking income.
PRIME Plus Benefit includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and carries an additional M&E charge. We calculate the additional M&E charge as discussed in section 7, Expenses – Separate Account Annual Expenses. The additional M&E charge for PRIME Plus Benefit reduces the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without PRIME Plus Benefit. PRIME Plus Benefit does not create Contract Value or guarantee the performance of any Investment Option.
We designed PRIME Plus Benefit to give you options for turning your accumulated retirement assets into a stream of retirement income. GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years after the date PRIME Plus Benefit was added to your Contract, or seven complete Contract Years after the date of any 7% AIA reset, before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.
If your Contract includes PRIME Plus Benefit and you do not exercise either GMIB or GPWB, you incur higher Contract expenses without receiving any advantage from PRIME Plus Benefit.
REMOVING PRIME PLUS BENEFIT FROM YOUR CONTRACT
You can remove PRIME Plus Benefit from your Contract any time before you exercise GMIB or GPWB. You cannot remove PRIME Plus Benefit after you exercise GMIB or GPWB. You can request the removal of PRIME Plus Benefit within 30 days before a Contract Anniversary by completing the appropriate form. We process your request on the Contract Anniversary* that occurs immediately after we receive your request in good order at our Service Center. If you remove PRIME Plus Benefit from your Contract, we decrease the M&E charge to equal the charge shown in the Fee Table for a Contract with your selected death benefit as of the rider removal date. Because we decrease the M&E charge, we change the number of Accumulation Units so that the Contract Value on the rider removal date remains the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary is not a Business Day.
Although you cannot remove PRIME Plus Benefit from your Contract after you exercise GPWB or GMIB, you can end GPWB by electing to stop GPWB Payments and instead do one of the following.
•	Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge (available at any time).
•	Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).
•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).
If you take an Excess Withdrawal of the entire Contract Value, the Contract ends and you may receive less money than you would have received under GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, GPWB ends and we no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, GPWB ends and we reduce the Separate Account annual expense to 1.50% on that portion of the Contract.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Although you can elect to stop GPWB Payments, you cannot elect to stop GMIB Payments. If you do elect to stop GPWB Payments:
•	GPWB ends,
•	the Accumulation Phase of the Contract ends,
•	GMDB ends, and
•	if you request Annuity Payments, that portion of the Contract ends as indicated in section 3, The Annuity Phase.
PB VALUE
GMIB and/or GPWB Payments under PRIME Plus Benefit are based on the PB Value. You can only access the PB Value by exercising GMIB or GPWB.
The PB Value before the date of any Owner's death or exercise of GPWB is equal to either:
•	the 7% AIA;
•	the MAV; or
•	the Contract Value.
If you exercise GMIB, the PB Value is equal to the MAV if it is greater than the 7% AIA. However, if the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or the MAV.
If you exercise GPWB and select the 5% payment option, the PB Value is equal to the greater of: a) the MAV, b) the 7% AIA, or c) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary. If you exercise GPWB and select the 10% payment option the PB Value is equal to the greater of: a) the MAV, or b) the Contract Value as of the most recent Contract Anniversary, less any withdrawals and adjusted for any Partial Annuitization taken since that anniversary.
The 7% AIA may be more limited than the MAV because:
•
under the 7% AIA, the 7% increase is only applied to Purchase Payments received in the first five Contract Years and the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;

•	under GMIB, there are fewer available Annuity Options; and
•	under GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.
If you take a GMIB Partial Annuitization, the 7% AIA and MAV decrease, but continue to be calculated. If you take a GMIB Full Annuitization or exercise GPWB, we establish a PB Value and the 7% AIA and MAV end. After you exercise GPWB, only the PB Value remains and continues to be calculated.
7% AIA Resets
Before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual) and before you exercise either GPWB or GMIB, you can reset the 7% AIA to equal the Contract Value if that amount is greater than the 7% AIA on any Contract Anniversary. You cannot request a reset: a) after the older Owner reaches age 80 (or after the Annuitant reaches age 80 if the Contract is owned by a non-individual), b) after you exercise GPWB or GMIB (including taking a GMIB Partial Annuitization), c) after you take a Full Annuitization, or d) if the Contract Value is less than the 7% AIA. If you reset the 7% AIA, you have to wait seven Contract Years from the reset anniversary before you can begin GMIB or GPWB Payments. You can request a reset within 30 days following a Contract Anniversary. If your request is in good order, we process it as of the current Contract Anniversary* and we increase the 7% AIA to equal the Contract Value on that anniversary. If you reset the 7% AIA, on the reset anniversary we change the additional M&E charge for PRIME Plus Benefit to the additional M&E charge that is in effect for a newly issued Contract as of the reset anniversary. We guarantee that the M&E charge is not more than the maximum M&E charge for Contracts with PRIME Plus Benefit that is set forth in the Fee Tables. If we change the M&E charge, we change the number of Accumulation Units so that the Contract Value on the reset anniversary remains the same. Because the performance of the Investment Options causes the Accumulation Unit values to fluctuate, the adjustment to the number of Accumulation Units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary is not a Business Day.
Calculating the 7% AIA
If the rider effective date is the Issue Date, the 7% AIA on the Issue Date is equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA on the rider effective date or reset anniversary is equal to the Contract Value on that date.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments received that day,
•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	if you took a GMIB Partial Annuitization that day based on the:
–	7% AIA, we reduce the 7% AIA by the dollar amount applied to GMIB Payments.
–	MAV, we reduce the 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.
For each of the first five Contract Anniversaries that occur after the later of the rider effective date or the reset anniversary and before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
For each Contract Anniversary that occurs after the fifth, and after the later of the rider effective date or the reset anniversary, and before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the 7% AIA is equal to the sum of a) plus b) where:
a)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
b)	is the difference of i) minus ii) with the result increased by 7% where:
i)	is the 7% AIA on the immediately preceding Business Day, and
ii)	is all Purchase Payments received on or after the later of the fifth Contract Anniversary or the reset anniversary.
We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.
If the rider effective date or reset anniversary occurs before the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.
If the rider effective date is the Issue Date, the 7% AIA cap on the Issue Date is equal to two times the initial Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, or if you reset the 7% AIA, the 7% AIA cap on the rider effective date or reset anniversary is equal to two times the Contract Value on that date.
On each Business Day before the fifth Contract Anniversary, the 7% AIA cap is equal to:
•	its value on the immediately preceding Business Day,
•	plus two times any additional Purchase Payments received that day,
•	reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	reduced proportionately by the percentage of the PB Value applied to a GMIB Partial Annuitization that day.
Beginning on the fifth Contract Anniversary, the 7% AIA cap no longer increases unless you reset the 7% AIA, but does decrease if you take a partial withdrawal or Partial Annuitization in the same way that it does on each Business Day before the fifth Contract Anniversary.
If the rider effective date or reset anniversary occurs on or after the fifth Contract Anniversary, we limit the 7% AIA to the following maximum.
On the rider effective date or the reset anniversary, the 7% AIA cap is equal to two times the Contract Value on that date. The 7% AIA cap no longer increases after the rider effective date or the reset anniversary unless you reset the 7% AIA, but does decrease if you take a partial withdrawal or Partial Annuitization as follows:
•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of the PB Value applied to each GMIB Partial Annuitization.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Calculating the MAV
If the rider effective date is the Issue Date, the MAV on the Issue Date is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date is after the Issue Date, the MAV on the rider effective date is initially equal to the Contract Value on the rider effective date.
On each Business Day other than a Contract Anniversary, the MAV is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments received that day,
•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	if you take a GMIB Partial Annuitization that day based on the:
–	MAV, we reduce the MAV by the dollar amount applied to GMIB Payments, and
–	the 7% AIA, we reduce the MAV proportionately by the percentage of the 7% AIA applied to GMIB Payments.
On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.
Any traditional Partial Annuitizations or withdrawals you take may reduce the 7% AIA or the MAV by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).
If you exercise GPWB and select the 5% payment option, the PB Value only increases after you begin receiving GPWB Payments as a result of any step ups. If you exercise GPWB and select the 10% payment option, the PB Value stops increasing on the date you begin receiving GPWB Payments. In addition, if you exercise GPWB, the PB Value decreases:
•	on a dollar for dollar basis for withdrawals (GPWB Payments and Excess Withdrawals) that do not exceed the GPWB Maximum; and
•
proportionately by the percentage of any Contract Value taken as a  withdrawal (including both GPWB Payments and Excess Withdrawals), including any withdrawal charge, for each withdrawal you take that exceeds the GPWB Maximum.

Please see Appendix B for examples of the calculations of the PB Value.
Step Ups Under GPWB With the 5% Payment Option
Step ups are not available under the 10% payment option and are not available once the older Owner reaches age 91. On every third Contract Anniversary after you exercise GPWB, if you elect the 5% payment option, we automatically step up the PB Value to equal the Contract Value, if that amount is greater than the PB Value.
Step ups continue to happen automatically until the earliest of: a) the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Contract is owned by a non-individual), or b) the PB Value is zero.
If we step up the PB Value, we also step up the GPWB Maximum to equal 5% of the increased PB Value if that amount is greater than the current GPWB Maximum. However, we do not also automatically step up the GPWB Payment. If we increase the GPWB Maximum, you can request to increase the amount of next year's GPWB Payments by submitting a written request to our Service Center. (For more information, please see the discussion of "GPWB Payments" later in this section.)
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Step ups increase the total amount available to you under GPWB. When the amount available to you is increased by a step up, the length of time over which you can receive GPWB Payments also increases, unless you elect to increase your GPWB Payments. Step ups may or may not increase the GPWB Maximum, as demonstrated in Appendix C – GPWB Under PRIME Plus Benefit. Appendix C contains examples showing the effect of the step up available under the 5% payment option and the effect of an Excess Withdrawal on GPWB Payments.
USING PRIME PLUS BENEFIT
GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. In addition, if you select the 5% GPWB Payment option, we increase (step up) the total amount of money you can withdraw (the PB Value) on every third Contract Anniversary after you exercise GPWB and before the older Owner's 91st birthday to "lock in" any gains that are present in the remaining Contract Value as long as there is PB Value remaining in the Contract.
GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
GPWB and GMIB do not create Contract Value or guarantee the performance of any Investment Option. Be sure to discuss with your Financial Professional if GPWB and GMIB are appropriate for your situation.
You must hold your Contract for seven complete Contract Years after the date PRIME Plus Benefit is added to your Contract, or after the date of any 7% AIA reset, before you can exercise GPWB or GMIB and you can only exercise GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise GPWB or GMIB before the expiration of the seven-year waiting period.
If you exercise GPWB:
•	You can no longer remove PRIME Plus Benefit from the Contract.
•
For Contracts issued in Connecticut, Florida or New Jersey, you can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) is no longer available to you. If you are participating in AIP, your participation ends.

•	Partial Annuitizations are no longer available.
•	The additional M&E charge for PRIME Plus Benefit continues until both GPWB and GMIB end.
•	If you have Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for GMDB continues as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.
•	The partial withdrawal privilege is no longer available to you; however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge.
•	The systematic withdrawal and minimum distribution programs are no longer available to you and if you are participating in these programs, your participation ends.
•	The Contract Value continues to fluctuate as a result of market performance, and decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
•	The GMDB value no longer increases, and each GPWB Payment and any Excess Withdrawals reduces the GMDB value proportionately by the percentage of Contract Value withdrawn.
•	The PB Value no longer increases if you elect the 10% payment option and 7% AIA resets are no longer available.
•
If you select the 5% payment option, the PB Value may increase (step up) on every third Contract Anniversary after you exercise GPWB and before the older Owner's 91st birthday as long as there is PB Value. If we step up the PB Value we may also step up the GPWB Maximum.

•	Each withdrawal (GPWB Payment and/or Excess Withdrawal) reduces the PB Value as follows:
–	withdrawals taken during the Contract Year that do not exceed the GPWB Maximum reduce the PB Value on a dollar for dollar basis, and
–	withdrawals taken during the Contract Year that do exceed the GPWB Maximum reduce the PB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge).
•
Withdrawals (GPWB Payments and/or Excess Withdrawals) that do not exceed the annual GPWB Maximum do not reduce the Withdrawal Charge Basis, but withdrawals that exceed the annual GPWB Maximum (including GPWB Payments) may be subject to a withdrawal charge and reduces the Withdrawal Charge Basis, as set out in section 7, Expenses – Withdrawal Charge.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments.
If you exercise GMIB under a Full Annuitization:
•	You can no longer remove PRIME Plus Benefit from the Contract and 7% AIA resets are no longer available.
•	The Accumulation Phase ends and the Annuity Phase begins.
•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments continues to be subject to a 1.50% Separate Account annual expense.

•	If you have not exercised GPWB, it is no longer available to you, and you cannot make additional Purchase Payments to the Contract.
•	If you exercised GPWB, GPWB Payments stop and GPWB ends.
•	GMDB ends.
If you exercise GMIB under a Partial Annuitization*:
•	You can no longer remove PRIME Plus Benefit from the Contract and 7% AIA resets are no longer available.
•	The Annuity Phase begins and the Accumulation Phase continues.
•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract that is in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continue to be subject to the appropriate Separate Account annual expense.

•	GPWB continues to be available to you.
•
If any portion of the Contract is still in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract that is in the Annuity Phase.

•	The Partial Annuitization reduces each Purchase Payment, the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB.
•	GMIB Payments do not affect the Contract Value available under the portion of the Contract that is in the Accumulation Phase.
*	Not available after you exercise GPWB, or if the PB Value is less than the Contract Value.
In addition, if you exercise GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) are treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.
Under PRIME Plus Benefit, the Owner controls:
•	when to exercise a benefit,
•	which benefit(s) to exercise,
•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase,*
•	the frequency of GPWB Payments,* and
•	whether to stop or restart GPWB Payments on an annual basis.
*	Owners do not have this flexibility under GMIB.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

GPWB PAYMENTS
In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments do not begin until your request has been received at our Service Center and determined to be in good order.
If you exercise GPWB, we ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. The payment option you select determines the GPWB Maximum, the PB Value and whether or not you receive an automatic increase or "step up" feature. The GPWB Maximum is the largest annual GPWB Payment that is available to you each Contract Year. Under the 5% payment option the GPWB Maximum is 5% of the PB Value each year, and under the 10% payment option it is 10% of the PB Value each year. Under the 5% payment option, the PB Value is the greater of the MAV, 7% AIA, or the Contract Value. Under the 10% payment option, the PB Value is the greater of the MAV or Contract Value. The 5% payment option contains an automatic step up* feature. Step ups are not available under the 10% payment option.
* See the discussion of "Step Ups Under GPWB with the 5% Payment Option" earlier in this section.
If you exercise GPWB, we also ask you to select the amount of the annual GPWB Payment you would like to receive subject to the GPWB Maximum. You cannot request GPWB Payments that would exceed the GPWB Maximum in a given Contract Year. Because GPWB Payments are non-cumulative, if you elect to receive less than the GPWB Maximum in a given year, it does not carry over to the next Contract Year.
If you request an Excess Withdrawal while you are receiving GPWB Payments and the amount you request plus your GPWB Payments exceeds the annual GPWB Maximum, the amount that exceeds the GPWB Maximum is subject to any applicable withdrawal charge* and reduces:
•	the Withdrawal Charge Basis,**
•	the Contract Value,
•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
•	the GMDB value.
*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.
**	GPWB Payments and Excess Withdrawals that do not exceed the annual GPWB Maximum do not reduce the Withdrawal Charge Basis.
Excess Withdrawals do not affect the GPWB Payment amount or frequency, but they may decrease the time over which you receive GPWB Payments. If you take no Excess Withdrawals while GPWB is in effect, we would pay the PB Value to you:
•	within ten years if you elect the 10% payment option and take the maximum allowable payment each year, or
•	within 20 years if you elect the 5% payment option and take the maximum allowable payment each year (assuming no step ups).
You can elect to receive GPWB Payments on an annual, semi-annual, quarterly, or monthly basis. If the scheduled GPWB Payment date does not fall on a Business Day, we make payment to you on the next Business Day. Each GPWB Payment is be equal to the annual GPWB Payment divided by the number of payments you elected to receive during the Contract Year, until the PB Value is less than the GPWB Payment amount. Once the PB Value is less than the GPWB Payment amount, you receive one last GPWB Payment that is equal to the remaining PB Value.
The initial GPWB Payment must be at least $100. If we are unable to structure the initial GPWB Payment so that it is at least $100, GPWB is not available and we contact you to discuss alternate arrangements.
Once each Contract Year, you can elect to:
•	change the frequency of next year's GPWB Payments,
•	change the amount of next year's GPWB Payment subject to the GPWB Maximum, or
•	stop GPWB Payments for the next GPWB Year.
You must provide notice of any of these requested changes to GPWB Payments to our Service Center at least 30 days before a Contract Anniversary. We make any change on the Contract Anniversary and the change remains in effect for the entire following Contract Year.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

The following changes are available at any time and are effective when we receive your request in good order at our Service Center.
•	Stop GPWB Payments completely and have us make GMIB Payments under a Full Annuitization based on the entire remaining PB Value.
•	Stop GPWB Payments completely and take an Excess Withdrawal of the entire Contract Value (less any withdrawal charge).
•	Stop GPWB Payments completely and have us make Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value.
In addition, if you request an Excess Withdrawal while you are receiving GPWB Payments you can instruct us to stop GPWB Payments that are due for the remainder of the Contract Year at the time you request the Excess Withdrawal.
We deduct each GPWB Payment proportionately from the Investment Choices.
You can continue to receive GPWB Payments until the PB Value is exhausted or GPWB ends, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can elect to either:
•	receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges), the Accumulation Phase of the Contract ends, and the Contract ends+; or
•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value.
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges) in a lump sum, the Accumulation Phase ends, and the Contract ends+.
+	If you took a Partial Annuitization, those portions of the Contract continue and we continue to make Annuity Payments as provided for in the selected Annuity Option.
NOTE: You are required to take a Full Annuitization of your Contract on or before the maximum permitted Income Date. (For more information see section 3, The Annuity Phase.) Upon such a Full Annuitization, GPWB is no longer available and any GPWB Payments you were receiving stop.

TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and are treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment is most likely subject to ordinary income tax. In addition, if any Owner is younger than age 59½, GPWB Payments may be subject to a 10% additional federal tax. GPWB Payments are not subject to a withdrawal charge as long as you withdraw no more than your GPWB Maximum in any Contract Year. However, if you take an Excess Withdrawal and exceed your annual GPWB Maximum, the amount that exceeds the GPWB Maximum (including GPWB Payments) is subject to a withdrawal charge* based on the date of Purchase Payment receipt and reduces the Withdrawal Charge Basis, as indicated in section 7, Expenses – Withdrawal Charge.
*	Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.
WHEN GPWB ENDS
GPWB ends upon the earliest of the following.
•	When PRIME Plus Benefit ends.
•	The Business Day you take an Excess Withdrawal of the entire Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

GMIB PAYMENTS
The annuity income protection provided by GMIB applies only under the following circumstances.
•
Your Income Date must be within 30 days following a Contract Anniversary beginning seven Contract Years after the date PRIME Plus Benefit is added to your Contract, or seven Contract Years after the date of any 7% AIA reset.

•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
•	Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
•	We base all GMIB Payments on an interest rate of 1% per year.
*	For more information see section 3, The Annuity Phase – Annuity Options.
In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.
Under GMIB you can take either a Full Annuitization, or before you exercise GPWB, you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB. If you take a Partial Annuitization you cannot:
•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract that is in the Accumulation Phase;
•	transfer amounts from one Annuity Payment stream to another; or
•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.
You can elect to receive GMIB Payments on an annual, semi-annual, quarterly, or monthly basis. Each GMIB Payment is equal to the annual GMIB Payment divided by the number of payments you elected to receive during the Contract Year. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.
AMOUNT USED TO CALCULATE GMIB PAYMENTS
GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you incur higher Contract expenses without receiving any explicit benefit from GMIB.
While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options.
If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances, we allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

TAXATION OF GMIB PAYMENTS
If you take a GMIB Partial Annuitization, GMIB Payments are treated as withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract are considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% additional federal tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to ordinary income taxes. For more information on Partial Annuitizations, please see section 3, The Annuity Phase – Partial Annuitization.
If you take a Full Annuitization under GMIB, GMIB Payments should be treated as annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments should be treated as annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment is considered to be a return of your investment and is not subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment is most likely subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments generally are not subject to the 10% additional federal tax.
WHEN GMIB ENDS
If you have not exercised GMIB, it ends upon the earliest of the following.
•	When PRIME Plus Benefit ends.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).
If you exercise GMIB, each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When PRIME Plus Benefit ends.
•	When the Contract ends.
*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
REQUIRED MINIMUM DISTRIBUTIONS (RMDs) UNDER QUALIFIED CONTRACTS WITH PRIME PLUS BENEFIT
If you do not exercise GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether GMIB is appropriate for your situation if you plan to exercise GMIB after your RMD beginning date.
You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. If you exercise GPWB, we ask you to select either the 5% payment option or the 10% payment option. Once you select a payment option, you cannot change it. Therefore, under a Qualified Contract that is subject to RMDs, you may not be able to adjust your GPWB Payment to meet your required minimum distribution needs. If you own a Qualified Contract that is subject to RMDs and your RMD payment is greater than the GPWB Maximum, you cannot meet your RMD needs without taking Excess Withdrawals. In addition, RMD payments reduce your PB Value.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

5.	INVESTMENT OPTIONS

The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Depending on market conditions, you can gain or lose value by investing in the Investment Options.
You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. To obtain a current prospectus for any of the Investment Options, contact your Financial Professional or call us at the toll free telephone number listed at the back of this prospectus.
Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b‑1 fees. For more information about share classes, see the Investment Options' prospectuses.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.
Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), is a "fund of funds" and diversifies its assets by investing primarily in the shares of several other affiliated mutual funds.
The underlying funds may pay 12b‑1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b‑1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not charge service fees or 12b‑1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the principle investment strategies of each Investment Option.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
ALLIANZ FUND OF FUNDS
Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, with approximately 60% of assets in the underlying equity funds and 40% in the underlying bond fund.

	AZL Moderate Index Strategy Fund	Specialty	Long-term capital appreciation
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 50% to 70% of assets in the underlying equity index funds and 30% to 50% in the underlying bond index fund.

	AZL MVP Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Balanced Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Conservative Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Fusion Dynamic Moderate Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 50% to 70% of assets in equity funds and approximately 30% to 50% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

	AZL MVP Growth Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
BLACKROCK
Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

DIMENSIONAL
Managed by Allianz Investment Management LLC/Dimensional Fund Advisors LP	AZL DFA Five-Year Global Fixed Income Fund	Global Bond
The Fund seeks to provide a market rate of return for a fixed income portfolio with low relative volatility of returns, and seeks to focus the eligible universe on securities with relatively less expected upward or downward movement in market value

Invests generally in a universe of U.S. and foreign debt securities maturing in five years or less. Under normal circumstances, the fund will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement

FIDELITY INSTITUTIONAL ASSET MANAGEMENT
Managed by Allianz Investment Management LLC/FIAM LLC/Geode Capital Managenent, LLC	AZL Fidelity Institutional Asset Management Multi-Strategy Fund	Specialty	High level of current income while maintaining prospects for capital appreciation
Approximately 60% of the Fund's assets will be managed by FIAM LLC, which will invest primarily in investment-grade debt securities. Approximately 40% of the Fund's assets will be managed by Geode Capital Management, LLC which will invest primarily in the equities securities of large cap companies.

Managed by Allianz Investment Management LLC/ FIAM LLC	AZL Fidelity Institutional Asset Management Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

GATEWAY
Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Investment Management Company and Adviser/Subadviser	Investment Option Name	Asset Class	Investment Objective	Principal Investment Strategies (Normal market conditions)
PIMCO
Pacific Investment Management Company LLC	PIMCO VIT Global Core Bond (Hedged) Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmark
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors monitor for the existence of any material conflicts, and determine what action, if any, should be taken.
We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.50% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b‑1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b‑1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they increase the cost of an investment in the Investment Option.
SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

TRANSFERS BETWEEN INVESTMENT OPTIONS
You can make transfers among the Investment Choices, subject to certain restrictions. Currently there is no maximum limit on the number of transfers we allow, but we may change this in the future. Transfers may be subject to a transfer fee. For more information, see section 7, Expenses – Transfer Fee.
The following applies to any transfer.
•
The minimum amount that you can transfer is $1,000 ($500 in New Jersey) or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs.

•	Your request for a transfer must clearly state:
–	which Investment Choices are involved in the transfer; and
–	how much you wish to transfer.
•	After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
•	After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
•	Transfers of Contract Value between Investment Options do not change the allocation instructions for any future Purchase Payments.
When you make a transfer request, we process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day receives the next Business Day's Accumulation Unit values and/or Annuity Unit values.
Electronic Transfers
For jointly owned Contracts, unless you require us to obtain signatures from both Joint Owners, we accept transfer instructions from any Joint Owner. We may also allow you to authorize someone else to request transfers on your behalf. We use reasonable procedures to confirm that electronic instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request and to discontinue or modify our electronic transfer privileges at any time and for any reason.
When you make an electronic transfer request, we process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If a Service Center representative does not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day's Accumulation Unit values.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider's, or your Financial Professional's, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your transfer request in writing to our Service Center.
By authorizing electronic transfers, you authorize us to accept and act upon such instructions for your Contract. There are risks associated with electronic transactions that do not occur if you submit a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we cannot verify that the person providing electronic transfer instructions via the website is you or is authorized by you.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•
Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.

•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•
Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.

•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option's shares are subject to acceptance by that Investment Option's manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options' managers.
NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
DOLLAR COST AVERAGING (DCA) PROGRAM
The dollar cost averaging (DCA) program allows you to systematically transfer a set amount of money each month or quarter from any one of the available Investment Choices to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, your Contract Value may be less susceptible to the impact of market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss. You may only participate in this program during the Accumulation Phase.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

There may be two DCA options available to you. Both options require a $1,500 minimum allocation. The first option is the DCA Fixed Option. It is only available for a period of either 6 or 12 months for additional Purchase Payments. Under the DCA Fixed Option, you receive a fixed interest rate guaranteed for the period by us. The DCA Fixed Option may not be available in your state. The second option is the Standard DCA Option. It requires participation for at least six months. Only the Investment Options are available with this option.
All DCA transfers are made on the tenth of the month or the next Business Day if the tenth is not a Business Day. We must receive your DCA program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers, or your program participation does not begin until next month. You can elect either program by properly completing the DCA form provided by us.
Your participation in the program ends when any of the following occurs.
•	The number of desired transfers has been made.
•	You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount is dollar cost averaged and the program ends).
•	You request to end the program (your request must be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the tenth to end that month).
•	your Contract ends.
If you participate in the DCA program, there are no fees for the transfers made under this program and we do not currently count these transfers against the free transfers that we allow. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers are made on the 20th of the month or the previous Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process this rebalancing, or you program does not begin until next month. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program and we do not currently count these transfers against any free transfers that we allow. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end your participation in this program, your request must also be received at our Service Center by 4:00 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.
Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser's actions. We do not set your adviser's fee or receive any part of it. Any adviser fee you pay is in addition to this Contract's fees and expenses. You should ask your adviser about compensation they receive for this Contract.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser's trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote's outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows.
•
You can provide voting instructions based on the dollar value of the Investment Option's shares in your Contract's subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.

•	You receive proxy materials and a voting instruction form.

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Any guaranteed values provided by this Contract that are in excess of the Contract Value are subject to our claims paying ability and the priority rights of our other creditors. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account. We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

7.	EXPENSES

There are charges and other expenses associated with the Contract that reduce your investment return. These charges and expenses are described in detail in this section.
SEPARATE ACCOUNT ANNUAL EXPENSES
We calculate and accrue the mortality and expense risk (M&E) charge and the administrative charge (together they are called the Separate Account annual expenses) at an annualized rate of the Investment Options' net asset value on each Business Day during the Accumulation Phase as follows.
	Base Contract			Charges for a Contract with PRIME Plus Benefit
	M&E Charge	Admin. Charge	Total	M&E Charge	Admin. Charge	Total
Traditional GMDB	1.35%	0.15%	1.50%	2.05%	0.15%	2.20%
Enhanced GMDB	1.65%	0.15%	1.80%	2.25%	0.15%	2.40%
Earnings Protection GMDB	1.65%	0.15%	1.80%	2.30%	0.15%	2.45%

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

If you select variable Annuity Payments during the Annuity Phase we assess an administrative charge of 0.15%, and a M&E charge of either 1.35% for Contracts issued on or after May 1, 2003, or 1.25% for Contracts issued before May 1, 2003. Similarly, upon the death of the Owner, when paying the death benefit under Option B, or with variable Annuity Payments or optional payments under Option C, we continue to assess an administrative charge of 0.15%, and a M&E charge of either 1.35% for Contracts issued on or after May 1, 2003, or 1.25% for Contracts issued before May 1, 2003, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
The Separate Account annual expenses reduce the net asset value that we use to calculate each subaccount's accumulation unit value during the Accumulation Phase, or each subaccount's annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 2, Purchase – Accumulation Units/Computing the Contract Value. For more information on Annuity Payments, see section 3, The Annuity Phase – Traditional Annuity Payments.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one Separate Account annual expense while another part is in the Annuity Phase with a different Separate Account annual expense. For example, if you have a Contract issued on or after May 1, 2003 with the Enhanced GMDB and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.80% Separate Account annual expense and we reduce your annuity unit value for the 1.50% Separate Account annual expense. For more information, see section 3, The Annuity Phase – Partial Annuitization.
Mortality and Expense Risk (M&E) Charge
This charge compensates us for all the insurance benefits provided by your Contract, for example:
•	our contractual obligation to make Annuity Payments,
•	the death, income, and withdrawal benefits under the Contract,
•	certain expenses related to the Contract, and
•	for assuming the risk (expense risk) that the current charge is insufficient in the future to cover the cost of administering the Contract.
If the M&E charge is sufficient to cover such costs and risks, any excess is profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.
Administrative Charge
This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.
CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $40. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•
During the Accumulation Phase for all your Alterity Contracts if the total Contract Value is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned Contracts by using the Owner's social security number, and for non-individually owned Contracts we use the Annuitant's social security number.

•	During the Annuity Phase if the Contract Value on the Income Date is at least $100,000.
•	When paying death benefits under death benefit payment options A, B, or C.
During the Accumulation Phase, we deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of the withdrawal comes from a Purchase Payment that is still within six complete Contract Years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay a transfer fee or the contract maintenance charge, Annuity Payments (including GMIB Payments), death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a minimum distribution payment under our minimum distribution program. We also do not assess the withdrawal charge on GPWB Payments and/or Excess Withdrawals unless they exceed the GPWB Maximum. (For more information, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – GPWB Payments; and the "Waiver of Withdrawal Charge Benefits" and "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussions in section 9, Access to Your Money.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.
The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the total Purchase Payments, less any Purchase Payment withdrawn (excluding any penalty-free withdrawals). We do not reduce the Withdrawal Charge Basis for any penalty-free withdrawals or the deduction of a transfer fee or the contract maintenance charge. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals, you may be assessed a withdrawal charge on more than the amount you are withdrawing. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charge, or any gains or losses on your Investment Options. This means that on a full withdrawal, if the Contract Value has declined due to poor performance of your selected Investment Options, the withdrawal charge may be greater than the amount available for withdrawal. Because we assess the withdrawal charge against the Withdrawal Charge Basis, in some instances, the Contract Value may be positive, but you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see the examples in Appendix E.
NOTE: Amounts applied to Partial Annuitizations reduce each Purchase Payment proportionately by the percentage of Contract Value or GMIB value you annuitize. This reduction also applies to the Withdrawal Charge Basis.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.
First, we withdraw any Purchase Payments that are beyond your Contract's withdrawal charge period (for example, Purchase Payments that we have had for six or more complete Contract Years). We do not assess a withdrawal charge on these Purchase Payments. This withdrawal reduces the Withdrawal Charge Basis.

2.
Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 9, Access to Your Money – Partial Withdrawal Privilege. This withdrawal does not reduce the Withdrawal Charge Basis.

3.
Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.

4.	Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings. This withdrawal does not reduce the Withdrawal Charge Basis.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received each Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Contract Years Since We Received Your Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract Years or more	0%
After we have had a Purchase Payment for six complete Contract Years, there is no charge when you withdraw that Purchase Payment.
We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the selected Investment Choices.
Example: You purchased a Contract with an initial Purchase Payment of $10,000 and made another Purchase Payment in the first month of the second Contract Year of $90,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.
1)	Purchase Payments that are beyond the withdrawal charge period. All payments are still within the withdrawal charge period so this does not apply.
2)
Amounts available under the partial withdrawal privilege. You can withdraw 12% of total purchase payments per year, and any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This is the third Contract Year and you have not taken any other withdrawals, so you can withdraw up to 36% of your total payments (or $36,000) without incurring a withdrawal charge.

3)
Purchase Payments on a FIFO basis. The total amount we deduct from the first Purchase Payment is $10,000, which is subject to a 5% withdrawal charge, and we pay you this entire amount. A withdrawal charge of $500 is also tracked. We determine the withdrawal charge on this amount as follows:

$10,000	x	0.050	=	$500
Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,000 ($36,000 under the partial withdrawal privilege and $10,000 from the first Purchase Payment), so we would need to deduct $6,000 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:
$6,000	x	0.060	=	$360
4)	Contract earnings. The withdrawal charges of $860 are deducted from contract earnings.
In total we withdrew $52,860 from your Contract, of which you received $52,000 and paid a withdrawal charge of $860.
NOTE: Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes, under Non-Qualified Contracts, withdrawals are considered to have come from the last money you put into the Contract. Thus, for tax purposes, earnings are considered to come out first.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. We will implement this withdrawal charge reduction or elimination in a nondiscriminatory manner. For example, if a large group of individuals purchased the Contract, or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life or any of its affiliates. Also, we may reduce or waive the withdrawal charge for a Contract sold by a Financial Professional appointed with Allianz Life to any members of his or her immediate family and the Financial Professional waives their commission. We require our prior approval for any reduction or elimination of the withdrawal charge.
TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we deduct a transfer fee of $25 for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. The transfer fee also continues to apply under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase. The deduction of a transfer fee decreases your Contract Value (and Bonus Value, if applicable) on a dollar for dollar basis, but it does not decrease your partial withdrawal privilege, the Withdrawal Charge Basis, or any of the guaranteed values available under the optional benefits. We deduct a transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we deduct a transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we treat the transfer as a single transfer and we deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and we currently do not count these transfers against any free transfers we allow.
PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses reduce the performance of the Investment Options and, therefore, negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

8.	TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 3, The Annuity Phase – Partial Annuitization. For more information on the taxation of GPWB Payments, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – Taxation of GPWB Payments. For more information on the taxation of GMIB Payments, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – Taxation of GMIB Payments.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you are not taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you are taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you did not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract generally is not treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
QUALIFIED CONTRACTS
If you purchased the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan.
We may have issued the following types of Qualified Contracts.
•
Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA.

•
Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. Contributions are also limited or prohibited if the Owner's income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.

Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual's income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•
Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.

Qualified Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must have made representations to us that the plan was qualified under the Code on the Issue Date and was intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange.
PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.
DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as the Owner, generally are not taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Traditional Annuity Payments or GMIB Payments. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received generally is treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments are treated as partial withdrawals. If you exercise the GPWB and the PB Value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive is taxable as ordinary income up to an amount equal to the excess of the PB Value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally is taxable only to the extent it exceeds your investment in the Contract.
If you take an annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and is not taxed. The remaining portion of the payment is treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.
NOTE: Distributions from Non-Qualified Contracts will be considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.

DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions are exempt from the federal penalty tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)	distributions made on account of an IRS levy upon the Qualified Contract;
6)
distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception no longer applies after you have been re-employed for at least 60 days);

7)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)
a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun, will result in the modification of the series of substantially equal payments and therefore result in the imposition of the 10% additional federal tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments also results in a modification of the payments.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner's lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date has an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.
ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract is increased to reflect the increase in the transferor's income.
The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.
DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.
SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if federal tax law does not recognize the relationship as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner's/spouse's rights and benefits under the Contract.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents generally are subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.
DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.
In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.
REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non‑Qualified Contract must contain certain provisions specifying how amounts are distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Annuitant's death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements are considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

9.	ACCESS TO YOUR MONEY

The money in the Contract is available under the following circumstances:
•	by taking a withdrawal (including GPWB Payments);
•	by taking required minimum distributions (Qualified Contracts only);
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can only take withdrawals during the Accumulation Phase. We process any request for a withdrawal based on the Accumulation Unit values next determined after receipt of the request in Good Order at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day's Accumulation Unit values.
When you take a full withdrawal, we process the withdrawal on the Business Day we receive the request in Good Order at our Service Center:
•	based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
•	less any applicable withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of the charges.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* We reserve the right to treat a request for a partial withdrawal that would reduce the Contract Value below this minimum as a request for a full withdrawal of the Contract. Unless you instruct us otherwise, we deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.
*	These limitations do not apply to GPWB Payments.
We pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).
Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Penalty-free withdrawals and amounts withdrawn to pay transfer fees or the contract maintenance charge do not reduce the Withdrawal Charge Basis, but any other withdrawals of Purchase Payments reduce the Withdrawal Charge Basis. Penalty-free withdrawals include the following amounts:  withdrawals under the GPWB of PRIME Plus Benefit that do not exceed the GPWB Maximum, withdrawals under the partial withdrawal privilege, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charge or any gains or losses on your Investment Options. This means that if you take a full withdrawal while the withdrawal charge applies and you have taken penalty-free withdrawals or you have had losses in your Investment Options, you may be assessed a withdrawal charge on more than the amount you are withdrawing. In some instances, you will not receive a distribution due to the amount of the withdrawal charge. For more information, please see section 7, Expenses – Withdrawal Charge and the examples in Appendix E.
We may be required to provide information about you or your Contract to government regulators. We may also be required to stop disbursements from your Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.
Ordinary income taxes, tax penalties and certain restrictions may apply to any withdrawal you take.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year is equal to 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as required minimum distribution payments. We do not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. There is no partial withdrawal privilege after you exercise the GPWB (if applicable) or during the Annuity Phase. However, if you exercise the GPWB (if applicable) you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge as set out in section 7, Expenses – Withdrawal Charge.
You may not take a withdrawal under the partial withdrawal privilege in the same Contract Year that you take a withdrawal under a waiver of withdrawal charge benefits. For more information, see "Waiver of Withdrawal Charge Benefits" next in this section.
If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they do not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount is subject to a withdrawal charge and reduces the Withdrawal Charge Basis unless the excess amount is part of a penalty-free withdrawal. If you take a full withdrawal, we assess a withdrawal charge with no reduction for any partial withdrawal privilege in that year. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis.
The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.
WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes:
•	confined to a nursing home for a period of at least 90 consecutive days;
•	terminally ill, which is defined as life expectancy of 12 months or less (we require a full withdrawal of the Contract in this instance); or
•	totally disabled for a period of at least 90 consecutive days.
The waiver does not apply if any of the above conditions existed on the Issue Date. If the Contract is owned by a non-individual, we base this benefit on the Annuitant.
Also, after the first Contract Year, if you become unemployed for a period of at least 90 consecutive days, you can take up to 50% of your Contract Value out of the Contract without incurring a withdrawal charge. This benefit is available only once during the life of the Contract. You may not use both this benefit and the partial withdrawal privilege in the same Contract Year. When the Contract is owned by a qualified plan, this waiver does not apply.
We must receive proof of these conditions in Good Order before we waive the withdrawal charge. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.
These waivers vary from state to state and may not be available in all states. Check with your Financial Professional for details on the waivers available in your state.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

SYSTEMATIC WITHDRAWAL PROGRAM
The systematic withdrawal program provides automatic monthly or quarterly payments to you. However, if your Contract Value is less than $25,000, we only make annual payments. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to a withdrawal charge. While the withdrawal charge is in effect, the systematic withdrawal program is subject to the partial withdrawal privilege. The total systematic withdrawals that you can take each Contract Year without incurring a withdrawal charge is limited to your partial withdrawal privilege amount for that Contract Year. With the exception of penalty-free withdrawals, any withdrawals in a Contract Year (including systematic withdrawals) are subject to any applicable withdrawal charge. For more information, see section 7, Expenses – Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.
All systematic withdrawals are made on the ninth of the month, or the Business Day before if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program will not begin until the next month.
We reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
Ordinary income taxes, tax penalties and certain restrictions may apply to systematic withdrawals. You cannot participate in the systematic withdrawal program and the minimum distribution program at the same time. You also cannot exercise the GPWB and participate in the systematic withdrawal program at the same time.
MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Contract, you can participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we make payments to you from your Contract designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. RMD payments from this Contract are not subject to a withdrawal charge and do not reduce the Withdrawal Charge Basis. However, they count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract are subject to any applicable withdrawal charge.
Contracts with PRIME Plus Benefit include a GMIB and GPWB. These benefits may have limited usefulness under a Qualified Contract subject to a RMD. If your Contract includes PRIME Plus Benefit and you do not exercise GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether GMIB is appropriate for your situation if you plan to exercise GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. Once you choose your GPWB Payment option, you cannot change it. Therefore, you may not be able to adjust your GPWB Payment to meet your RMD needs. In addition, RMD payments reduce your GMDB value, and PB Values.
You cannot participate in systematic withdrawal and minimum distribution programs at the same time. You also cannot exercise GPWB and participate in the minimum distribution program at the same time.
SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•
an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or

•	during any other period when the SEC, by order, so permits for the protection of Owners.
We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

10.	DEATH BENEFIT

At Contract issue, you were asked to select a death benefit. If you did not make a selection, you received the Traditional GMDB. The death benefit is only available during the Accumulation Phase of the Contract.
The use of the term "you" in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
If you die during the Accumulation Phase, we process the death benefit based on the Accumulation Unit values determined after we receive in Good Order at our Service Center the death benefit payment option and due proof of death. We consider due proof of death to be any of the following: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day receives the next Business Day's Accumulation Unit values.
If a Beneficiary dies before you, that Beneficiary's interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no remaining primary Beneficiaries, we pay any remaining contingent Beneficiary(ies). If there are no remaining Beneficiaries, or no named Beneficiaries, we pay the death benefit to your estate.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit they are entitled to when we receive their required information in Good Order at our Service Center. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, they each receive an equal share. Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient. Once we receive notification of death, we may no longer accept or process transfer requests. After we receive the first Valid Claim from any Beneficiary we also will not accept additional Purchase Payments or allow any partial or full withdrawals unless the withdrawal is required to comply with federal tax law.
TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit is the greater of 1 or 2.
1.	The Contract Value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
2.	The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable), reduced as follows.
•
Proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken (including GPWB Payments, Excess Withdrawals, and any applicable withdrawal charge).

•	Proportionately by the percentage of PB Value applied to each GMIB Partial Annuitization taken before you exercise the GPWB (if applicable).
For multiple Beneficiaries, we determine the Traditional GMDB value for each surviving Beneficiary's portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary's portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.
Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the Traditional GMDB value by more than the amount withdrawn and/or annuitized. If the Contract Value (or PB Value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit is the greater of 1 or 2.
1.	The Contract Value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
2.	The Enhanced GMDB value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
For multiple Beneficiaries, we determine the Enhanced GMDB value for each surviving Beneficiary's portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary's portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.
The Enhanced GMDB value is equal to the greater of: A.) the 3% Annual Increase Amount (AIA), or B.) the Maximum Anniversary Value (MAV). We only calculate the 3% AIA and the MAV until the date of any Owner's death.
A. Annual Increase Amount (3% AIA)
The 3% AIA on the Issue Date is equal to the initial Purchase Payment received on the Issue Date.
On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the 3% AIA is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments received that day,
•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including GPWB Payments, Excess Withdrawals and any applicable withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).
On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the 3% AIA is equal to its value on the immediately preceding Business Day, increased by 3%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the 3% AIA in the same way that we do on each Business Day other than a Contract Anniversary.
We limit the 3% AIA to a maximum of 1.5 times your total Purchase Payments, reduced as follows:
•	proportionately, by the percentage of PB Value applied to each GMIB Partial Annuitization (if applicable).
•
proportionately, by the percentage of Contract Value withdrawn (including any withdrawal charge) and/or annuitized for each of the following: withdrawals taken before you exercise the GPWB, amounts applied to traditional Partial Annuitizations (not subject to a withdrawal charge), GPWB Payments (not subject to a withdrawal charge), and/or Excess Withdrawals.

B. Maximum Anniversary Value (MAV)
The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.
On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments received that day,
•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including GPWB Payments, Excess Withdrawals and any applicable withdrawal charge), and

•	reduced proportionately by the percentage of PB Value applied to a GMIB Partial Annuitization that day (if applicable).
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.
Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the 3% AIA and MAV by more than the amount withdrawn and/or annuitized. If the Contract Value (or PB Value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the 3% AIA (or MAV as applicable), we deduct more than the amount withdrawn and/or annuitized from the 3% AIA (or MAV as applicable).
EARNINGS PROTECTION GUARANTEED MINIMUM DEATH BENEFIT
 (EARNINGS PROTECTION GMDB)
If Earnings Protection GMDB applies, the amount of the death benefit is the greater of 1 or 2.
1.	The Contract Value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
2.	Earnings Protection GMDB value, determined as of the end of the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
For multiple Beneficiaries, we determine the Earnings Protection GMDB value for each surviving Beneficiary's portion of the death benefit at the time we first receive in Good Order at our Service Center the death benefit payment option and due proof of death. We determine the Contract Value for each surviving Beneficiary's portion of the death benefit as of the end of the Business Day during which we receive in Good Order at our Service Center their selected death benefit payment option.
Earnings Protection GMDB value is equal to the greater of C. Total Payments, or D. Contract Value Plus (CV Plus). We only calculate these values until the Business Day during which we receive in Good Order at our Service Center the death benefit payment option and due proof of death.
Earnings Protection GMDB carries a higher charge than Traditional GMDB, and may carry a higher charge than Enhanced GMDB. We assess this charge even if the death benefit under Earnings Protection GMDB is no greater than the death benefit under Traditional GMDB or Enhanced GMDB because you have not experienced any earnings under your Contract.
C.		Total Payments
Total Purchase Payments received before you exercise the GPWB (if applicable), less adjusted partial withdrawals.
For withdrawals (including GPWB Payments and Excess Withdrawals) or traditional Partial Annuitizations, an adjusted partial withdrawal is equal to: ……………………………………………………………………………………...		PW x DB
CV

For GMIB Partial Annuitizations, an adjusted partial withdrawal is equal to: ……………………………………….		GMIBPA x DB
PA
PW	=	The amount of any Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge).
GMIBPA	=	The amount of any PB Value applied to a GMIB Partial Annuitization.
DB	=	The greater of: (a) Contract Value, or (b) total Purchase Payments minus prior adjusted partial withdrawals, on the date of (but before) the current partial withdrawal.
CV	=	The Contract Value on the date of (but before) the partial withdrawal.
PA	=	The PB Value on the date of (but before) the partial withdrawal.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Any withdrawals and/or amounts applied to Partial Annuitizations may reduce the total payments by more than the amount withdrawn and/or annuitized. If the Contract Value (or PB Value if taking a GMIB Partial Annuitization) at the time of withdrawal and/or annuitization is less than the total payments, we deduct more than the amount withdrawn and/or annuitized from the total payments.
D.	Contract Value Plus (CV Plus)
Before exercise of the GPWB (if applicable), CV Plus is equal to the Contract Value,
Plus
• If you were age 69 or younger on the Issue Date, 50% of the lesser of (a) or (b), or
• If you were age 70 or older on the Issue Date, 30% of the lesser of (a) or (b), where:
(a) Is the Contract Value as determined in number 1 above, minus total Purchase Payments received.
(b) Is three times the total Purchase Payments received in the first two Contract Years.

NOTE FOR CONTRACTS WITH PRIME PLUS BENEFIT:
  If you exercise the GPWB, then on and after the exercise date:

•
the Traditional GMDB value, Enhanced GMDB value, or Earnings Protection GMDB value that applies to your Contract stops increasing, and each GPWB Payment we make and any Excess Withdrawals you take reduces the GMDB value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);

•	the death benefit that is equal to your Contract Value continues to fluctuate with market performance but decreases with each GPWB Payment we make and any Excess Withdrawals you take; and

•
the increased M&E charge associated with the Enhanced GMDB or Earnings Protection GMDB (if applicable) continues as long as the Enhanced GMDB value or the Earnings Protection GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.
WHEN THE DEATH BENEFIT ENDS
The GMDB that applies to your Contract ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the GMDB value and Contract Value are both zero.
•	When the Contract ends.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. Designating different persons as Owner(s) and Annuitant(s) can have an important impact on whether a death benefit is paid, and on who receives it. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
• We pay a death benefit to the Beneficiary.(1) For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
• If the GPWB was in effect, it ends unless the deceased Owner's spouse continues the Contract.

• The Beneficiary becomes the Owner. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

UPON THE DEATH OF A JOINT OWNER (NOTE: We do not allow Joint Owners to take Partial Annuitizations)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
• The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
• We pay a death benefit to the surviving Joint Owner.(1) For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
• If the GPWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

• If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

(1)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
• If the Contract is owned by a non-individual (for example, a qualified plan or a trust), we treat the death of the Annuitant as the death of an Owner; we pay the Beneficiary(1) a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it ends unless the deceased Annuitant's spouse continues the Contract.
• If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it continues.
• If the deceased Annuitant was a sole Owner, we pay the Beneficiary(1) a death benefit. If the GPWB was in effect, it ends unless the deceased Owner's spouse continues the Contract.
• If the deceased Annuitant was a Joint Owner and there is a surviving Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We pay a death benefit to the surviving Joint Owner.(2) If the GPWB was in effect, it ends unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
• For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

• Annuity Payments to the Payee continue until that portion of the Contract ends and are paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Traditional Annuity Payments ends, see section 3, The Annuity Phase – Traditional Annuity Payments. For more information on when any portion of the Contract applied to GMIB Payments ends, see section 4, Protected Retirement Income Made Easy: PRIME Plus Benefit – When GMIB Ends. No death benefit is payable under Annuity Options 1, 3, or 6. However, there may be a lump sum available under Annuity Options 2, 4, or 5. For more information, see section 3, The Annuity Phase – Annuity Options.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

(1)
If the Beneficiary is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If the deceased was the Annuitant and the Owner was a non-individual, the surviving spouse becomes the new Owner upon Contract continuation.

(2)
If the surviving Joint Owner is the spouse of the deceased Owner, he or she may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment election and due proof of death. If both spousal Joint Owners die before we pay the death benefit, we pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we pay the estate of the Joint Owner who died last.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract applied to Annuity Payments
• Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3 and 4, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 3, The Annuity Phase – Annuity Options.

• No death benefit is payable.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below.
Spousal Continuation: If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. With respect to the Earnings Protection GMDB, the Contract Value is then treated as the total Purchase Payments in the calculation of the death benefit for the Contract continued by the spouse. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, we increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in Good Order at our Service Center the death benefit payment option and due proof of death. We allocate any Contract Value increase to the Investment Choices according to future Purchase Payment allocation instructions.
If the surviving spouse continues the Contract:
•	he or she becomes the new Owner and may exercise all of the Owner's rights, including naming a new Beneficiary or Beneficiaries;
•	he or she is subject to any remaining withdrawal charge; and
•
any optional benefits also continue with the possible exception of the GMIB Payments under PRIME Plus Benefit, which can only continue if the surviving spouse is also an Annuitant (see section 4, PRIME Plus Benefit – When GMIB Ends).

If a lump sum payment is requested, we pay the amount within seven days of our receipt of the death benefit payment option and due proof of death, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Death Benefit Payment Options
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner's death. The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, an administrative charge of 0.15%, and a M&E charge of either 1.35% for Contracts issued on or after May 1, 2003, or 1.25% for Contracts issued before May 1, 2003. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: For a Nonqualified Contract, if the Beneficiary is an individual, payment of the death benefit as Annuity Payments under an Annuity Option over the lifetime of the Beneficiary. For a Qualified Contract, if the Beneficiary is an individual, Annuity Payments can be made over a period not extending beyond the Beneficiary's life expectancy. GMIB Payments are not available under this option. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary's life expectancy. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, an administrative charge of 0.15%, and a M&E charge of either 1.35% for Contracts issued on or after May 1, 2003, or 1.25% for Contracts issued before May 1, 2003.
Distribution must begin within one year of the date of any Owner's death. Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.
If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Code.
Other rules may apply to Qualified Contracts.

11.	OTHER INFORMATION

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. Our address is 5701 Golden Hills Drive, Minneapolis, MN 55416. We offer fixed, fixed index, and variable annuities, individual life insurance, and registered index-linked annuities. We are licensed to do direct business in 49 states and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
THE SEPARATE ACCOUNT
We established Allianz Life Variable Account B (the Separate Account) as a separate account under Minnesota insurance law on May 31, 1985. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

DISTRIBUTION
Allianz Life Financial Services, LLC (ALFS), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. ALFS, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. ALFS is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). ALFS is not a member of Securities Investors Protection Corporation. More information about ALFS is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with our affiliate ALFS for the distribution and sale of the Contracts. ALFS also may perform various administrative services on our behalf. ALFS does not itself sell the Contracts on a retail basis. Rather, ALFS enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b‑1 fees make payments of the fees to ALFS as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to ALFS or its affiliates.
The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
We may fund ALFS operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the ALFS management team; and other expenses associated with the Contracts. Financial Professionals and their managers may also be eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with ALFS. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
Selling firms and their Financial Professionals and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
We and/or ALFS may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars for their Financial Professionals;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
•	the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
•	the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
•	whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
•	whether the broker/dealer firm's product mix is oriented toward our core markets;
•	whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent Financial Professional meetings and training sessions;
•	the potential return on investment of investing in a particular firm's system;
•	our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
•	the broker/dealer firm's Financial Professional and customer profiles; and
•	the prominence and reputation of the broker/dealer firm in its marketing channel.
We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.
We and/or ALFS may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what your Financial Professional and the selling firm for which he or she works may receive in connection with your purchase of a Contract.
We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or ALFS is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or ALFS ability to perform its obligations.
FINANCIAL STATEMENTS
The consolidated financial statements of Allianz Life and the financial statements of the Separate Account have been included in Part C of the Registration Statement.
STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934
Allianz Life hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.

12.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life………………………………………………………	2	Income Tax Withholding……………………………….	5
Experts……………………………………………………………	2	Required Distributions…………………………..…	6
Legal Opinions…………………………………………………..	2	Qualified Contracts…………………………………	6
Distributor………………………………………………………..	3	Annuity Provisions……………………………………....	7
Administrative Service Fees…………………………………	3	Annuity Units/Calculating Annuity Payments……	7
Reduction or Elimination of the Withdrawal Charge…………	4	Mortality and Expense Risk Guarantee………………	8
Federal Tax Status…………………………………………....	4	Information on May 2003 Contracts……………….….	8
General………………………………………………...…..	4	Information on Contracts That Were Offered
Diversification…………………………………….…...............	5	Before April 29, 2005………………………..………	16
Owner Control……………………………………….....….	5	Information on Original Contracts………………….….	17
Contracts Owned by Non-Individuals…………..………	5	Financial Statements……………………………….…..	19
		Appendix – Condensed Financial Information…....…	19

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

13.	PRIVACY NOTICE

Allianz Life Insurance Company of North America
PO Box 1344
Minneapolis, MN 55440-1344
 800.328.5600
Your privacy is a high priority for Allianz ("we" or "our"). This Privacy Notice outlines our principles for collecting, using and protecting information that we maintain about you. This Privacy Notice is also displayed on our website at www.allianzlife.com.
Information about you that Allianz collects
We collect information about you so that we can process the insurance transactions you request and administer or service your policy. We also collect information to inform you of new products and services and to engage in studies or research relating to our business. We limit the information collected to what is needed for our business purposes. We may collect your information from the following sources.
•
From you, either directly or through our financial professionals. This may include information provided on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address, telephone number and e-mail address.

•	From others, through the process of issuing a policy or handling a claim. This may include information from consumer reporting agencies and medical or accident reports.
•	From your doctor or during a home visit by a health care professional. This may include your health records gathered with your written consent.
•	From your relationship with us. For example, this may include the number of years you have been a customer or the types of products you have purchased.
•	From data brokers that collect publicly available information about you. This includes household information, financial transactions, and social media activity.
Information about you that Allianz shares
We do not share information about current or former customers with anyone, except as allowed by law. "Allowed by law" means that we may share the information we collect about you as follows.
•	With people and entities when we have your consent to share your information.
•	With our affiliates and other third parties in order to process your application, or administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to decide eligibility for a policy or to process transactions you request.
•	With our financial professionals so that they can service your policy. They may also inform you of other Allianz products and services that may be of interest to you.
•	With health care providers in order to process your claim.
•
As required or otherwise permitted by law. This may include sharing information with state insurance agencies, law enforcement, and other government officials. We may also share your information to respond to subpoenas, court orders and other legal requests.

•	With research groups to conduct studies on our business to improve the products and services we offer.
•	To inform you of products and services that may be of interest to you. These communications may be made by us, our financial professionals, or through third parties.
•	With our affiliates so they can market their products and services to you. State insurance laws do not allow you to restrict this disclosure.
Allianz does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain your "opt in election," "opt out election" or authorization.
Allianz policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it for our business purposes. We protect your information using safeguards that comply with applicable federal and state law. This includes measures that are administrative, physical, and technical in nature. We use reasonable measures to secure our websites and protect the information that may be shared over these sites.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

Your ability to access and correct your information
You have the right to access and obtain a copy of your information. You may write to us and ask for a record of any disclosure of your medical information made within the last three (3) years. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address above. Provide your full name, address and policy number(s). For your protection, please have your request notarized.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, you may write to us at the address above. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to implementing any changes.
For more information or if you have questions
If you have any questions or concerns about our privacy practices, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the address above, or contact us via the secured website.
This Privacy Notice is being provided on behalf of the following companies:
●	Allianz Life Insurance Company of North America
●	Allianz Life Financial Services, LLC
M40018 (R-8/2017)

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

APPENDIX A – CONDENSED FINANCIAL INFORMATION

The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation Unit value (AUV) information corresponding to the lowest and highest combination of charges for the Contract described by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	Separate Account Annual Expenses(1)
Base Contract with Traditional GMDB	1.50%
Contract with Earnings Protection GMDB and PRIME Plus Benefit	2.45%
(1)
The Separate Account annual expenses for a May 2003 Contract with the Traditional GMDB and no PRIME Benefit (1.50%) and a May 2003 Contract with the Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for the currently offered Contract, therefore the AUV information is the same. Please see the Statement of Additional Information for more information on the May 2003 Contract.

(Number of Accumulation Units in thousands)
Separate Account Annual Expenses 1.50%				Separate Account Annual Expenses 2.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.033	15	12/31/2009	N/A	10.014	31
12/31/2010	10.033	10.921	23	12/31/2010	10.014	10.798	41
12/31/2011	10.921	11.018	22	12/31/2011	10.798	10.791	56
12/31/2012	11.018	11.970	14	12/31/2012	10.791	11.612	36
12/31/2013	11.970	13.317	21	12/31/2013	11.612	12.796	47
12/31/2014	13.317	13.920	22	12/31/2014	12.796	13.250	45
12/31/2015	13.920	13.714	25	12/31/2015	13.250	12.931	44
12/31/2016	13.714	14.423	20	12/31/2016	12.931	13.470	77
12/31/2017	14.423	15.843	10	12/31/2017	13.470	14.657	88
AZL DFA Five-Year Global Fixed Income Fund
12/31/2017	N/A	9.841	0	12/31/2017	N/A	9.593	0
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.065	43	12/31/2009	N/A	10.046	13
12/31/2010	10.065	11.245	42	12/31/2010	10.046	11.119	12
12/31/2011	11.245	11.080	67	12/31/2011	11.119	10.851	126
12/31/2012	11.080	12.368	61	12/31/2012	10.851	11.998	235
12/31/2013	12.368	14.752	75	12/31/2013	11.998	14.175	338
12/31/2014	14.752	15.480	79	12/31/2014	14.175	14.735	344
12/31/2015	15.480	15.148	72	12/31/2015	14.735	14.282	267
12/31/2016	15.148	16.314	60	12/31/2016	14.282	15.236	255
12/31/2017	16.314	18.111	41	12/31/2017	15.236	16.755	238
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix A

Separate Account Annual Expenses 1.50%				Separate Account Annual Expenses 2.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
12/31/2009	N/A	10.216	4	12/31/2009	N/A	10.197	7
12/31/2010	10.216	11.072	9	12/31/2010	10.197	10.948	14
12/31/2011	11.072	10.708	27	12/31/2011	10.948	10.487	82
12/31/2012	10.708	12.106	39	12/31/2012	10.487	11.745	87
12/31/2013	12.106	14.087	70	12/31/2013	11.745	13.537	161
12/31/2014	14.087	14.174	68	12/31/2014	13.537	13.492	182
12/31/2015	14.174	13.201	50	12/31/2015	13.492	12.446	141
12/31/2016	13.201	13.852	39	12/31/2016	12.446	12.937	119
12/31/2017	13.852	15.163	20	12/31/2017	12.937	14.028	103
AZL Fidelity Institutional Asset Management Total Bond Fund
12/31/2016	N/A	9.970	127	12/31/2016	N/A	9.752	185
12/31/2017	9.970	10.241	73	12/31/2017	9.752	9.924	160
AZL Gateway Fund
12/31/2010	N/A	10.095	0	12/31/2010	N/A	10.031	0
12/31/2011	10.095	10.250	0	12/31/2011	10.031	10.088	10
12/31/2012	10.250	10.516	0	12/31/2012	10.088	10.252	18
12/31/2013	10.516	11.233	12	12/31/2013	10.252	10.848	32
12/31/2014	11.233	11.408	11	12/31/2014	10.848	10.912	46
12/31/2015	11.408	11.460	14	12/31/2015	10.912	10.859	69
12/31/2016	11.460	11.836	14	12/31/2016	10.859	11.108	44
12/31/2017	11.836	12.763	12	12/31/2017	11.108	11.866	33
AZL Government Money Market Fund
12/31/2008	11.037	11.138	1090	12/31/2008	10.237	10.233	1401
12/31/2009	11.138	10.996	771	12/31/2009	10.233	10.007	1032
12/31/2010	10.996	10.833	614	12/31/2010	10.007	9.765	1001
12/31/2011	10.833	10.673	519	12/31/2011	9.765	9.530	940
12/31/2012	10.673	10.513	500	12/31/2012	9.530	9.298	860
12/31/2013	10.513	10.357	305	12/31/2013	9.298	9.073	764
12/31/2014	10.357	10.203	281	12/31/2014	9.073	8.854	634
12/31/2015	10.203	10.052	181	12/31/2015	8.854	8.640	550
12/31/2016	10.052	9.903	196	12/31/2016	8.640	8.432	605
12/31/2017	9.903	9.761	146	12/31/2017	8.432	8.233	326
AZL Moderate Index Strategy Fund
12/31/2008	12.785	9.582	132	12/31/2008	12.347	9.165	395
12/31/2009	9.582	11.596	117	12/31/2009	9.165	10.987	394
12/31/2010	11.596	12.764	109	12/31/2010	10.987	11.980	371
12/31/2011	12.764	12.301	117	12/31/2011	11.980	11.436	424
12/31/2012	12.301	13.560	117	12/31/2012	11.436	12.487	413
12/31/2013	13.560	16.652	89	12/31/2013	12.487	15.190	437
12/31/2014	16.652	17.799	94	12/31/2014	15.190	16.082	418
12/31/2015	17.799	17.101	79	12/31/2015	16.082	15.305	400
12/31/2016	17.101	18.347	66	12/31/2016	15.305	16.265	353
12/31/2017	18.347	20.479	41	12/31/2017	16.265	17.984	384
AZL MVP Balanced Index Strategy Fund
12/31/2015	N/A	12.179	0	12/31/2015	N/A	11.727	2
12/31/2016	12.179	12.791	1	12/31/2016	11.727	12.200	4
12/31/2017	12.791	14.037	1	12/31/2017	12.200	13.263	6
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix A

Separate Account Annual Expenses 1.50%				Separate Account Annual Expenses 2.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Balanced Fund
12/31/2008	12.089	8.640	626	12/31/2008	11.786	8.344	696
12/31/2009	8.640	10.785	484	12/31/2009	8.344	10.317	720
12/31/2010	10.785	11.801	422	12/31/2010	10.317	11.181	643
12/31/2011	11.801	11.521	344	12/31/2011	11.181	10.813	615
12/31/2012	11.521	12.642	347	12/31/2012	10.813	11.752	570
12/31/2013	12.642	13.880	263	12/31/2013	11.752	12.781	567
12/31/2014	13.880	14.300	214	12/31/2014	12.781	13.044	493
12/31/2015	14.300	13.840	181	12/31/2015	13.044	12.505	441
12/31/2016	13.840	14.442	150	12/31/2016	12.505	12.925	369
12/31/2017	14.442	15.968	129	12/31/2017	12.925	14.156	341
AZL MVP Fusion Dynamic Conservative Fund
12/31/2009	N/A	10.152	18	12/31/2009	N/A	10.133	33
12/31/2010	10.152	11.097	49	12/31/2010	10.133	10.972	54
12/31/2011	11.097	11.003	44	12/31/2011	10.972	10.776	73
12/31/2012	11.003	12.059	60	12/31/2012	10.776	11.699	88
12/31/2013	12.059	12.826	51	12/31/2013	11.699	12.325	97
12/31/2014	12.826	13.242	64	12/31/2014	12.325	12.605	78
12/31/2015	13.242	12.944	60	12/31/2015	12.605	12.204	69
12/31/2016	12.944	13.430	74	12/31/2016	12.204	12.542	57
12/31/2017	13.430	14.462	60	12/31/2017	12.542	13.379	51
AZL MVP Fusion Dynamic Moderate Fund
12/31/2008	12.363	8.189	512	12/31/2008	12.053	7.908	1285
12/31/2009	8.189	10.441	482	12/31/2009	7.908	9.987	1316
12/31/2010	10.441	11.493	450	12/31/2010	9.987	10.890	1274
12/31/2011	11.493	11.001	415	12/31/2011	10.890	10.325	1241
12/31/2012	11.001	12.195	362	12/31/2012	10.325	11.337	1133
12/31/2013	12.195	13.836	305	12/31/2013	11.337	12.740	1095
12/31/2014	13.836	14.207	269	12/31/2014	12.740	12.959	970
12/31/2015	14.207	13.700	237	12/31/2015	12.959	12.378	909
12/31/2016	13.700	14.133	175	12/31/2016	12.378	12.649	777
12/31/2017	14.133	15.870	134	12/31/2017	12.649	14.069	668
AZL MVP Growth Index Strategy Fund
12/31/2015	N/A	13.345	11	12/31/2015	N/A	12.851	78
12/31/2016	13.345	14.040	98	12/31/2016	12.851	13.392	898
12/31/2017	14.040	16.040	85	12/31/2017	13.392	15.155	819
PIMCO VIT Global Core Bond (Hedged) Portfolio
12/31/2011	N/A	9.807	9	12/31/2011	N/A	9.745	0
12/31/2012	9.807	10.259	2	12/31/2012	9.745	10.097	3
12/31/2013	10.259	9.788	0	12/31/2013	10.097	9.542	4
12/31/2014	9.788	9.498	1	12/31/2014	9.542	9.172	3
12/31/2015	9.498	8.886	1	12/31/2015	9.172	8.500	3
12/31/2016	8.886	9.348	1	12/31/2016	8.500	8.857	10
12/31/2017	9.348	9.604	1	12/31/2017	8.857	9.014	3
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix A

Separate Account Annual Expenses 1.50%				Separate Account Annual Expenses 2.45%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Total Return Portfolio
12/31/2008	14.477	14.946	399	12/31/2008	13.428	13.731	532
12/31/2009	14.946	16.795	437	12/31/2009	13.731	15.284	688
12/31/2010	16.795	17.888	443	12/31/2010	15.284	16.125	662
12/31/2011	17.888	18.259	371	12/31/2011	16.125	16.304	629
12/31/2012	18.259	19.713	302	12/31/2012	16.304	17.435	633
12/31/2013	19.713	19.038	207	12/31/2013	17.435	16.679	577
12/31/2014	19.038	19.558	182	12/31/2014	16.679	16.972	480
12/31/2015	19.558	19.354	148	12/31/2015	16.972	16.636	439
12/31/2016	19.354	19.577	118	12/31/2016	16.636	16.669	404
12/31/2017	19.577	20.235	105	12/31/2017	16.669	17.067	351

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix A

APPENDIX B – PB VALUE CALCULATION EXAMPLES

•	You purchased a Contract with PRIME Plus Benefit. You are the only Owner.
•	You made an initial Purchase Payment of $100,000.
•	You make an additional Purchase Payment of $10,000 in the sixth Contract Year and allocate the entire amount to the Investment Options. You make no other Purchase Payments.
•	The MAV on the ninth Contract Anniversary is $180,000.
•	You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (on the day of but before the partial withdrawal) is $160,000. You take no other partial withdrawals.
•	The Contract Value on the tenth Contract Anniversary is $140,000.
•	As of the tenth Contract Anniversary you have not yet reached your 81st birthday.
On the tenth Contract Anniversary, the PB Value is equal to 1 or 2:
1)	The 7% AIA
	Initial Purchase Payment…………………………………………………………………………………………………..	$100,000.00
	Increased by 7% on the first Contract Anniversary……………………………………………………………………..	x 1.07
		$107,000.00
	Increased by 7% on the second Contract Anniversary…………………………………………………………………	x 1.07
		$114,490.00

	Beginning on the sixth Contract Anniversary we only apply the 7% increase to the 7% AIA amount as of the fifth Contract Anniversary.

	On the sixth Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
	Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
		$150,073.03
	Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
		$160,073.03
	On the seventh Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA……………………………………………………………………………….	$140,255.17
	Increased by 7% on the sixth Contract Anniversary………………………………………………………………..	x 1.07
		$150,073.03
	Increased by 7% on the seventh Contract Anniversary………………………………………………………………..	x 1.07
		$160,578.14
	Plus the additional Purchase Payment received in the sixth Contract Year…………………………………………	+ 10,000.00
		$170,758.14

	On the ninth Contract Anniversary the 7% AIA is:………………………………………………………………………	$193,845.92
	On the tenth Contract Anniversary the 7% AIA is:
	The fifth Contract Anniversary 7% AIA increased by 7% for
	each anniversary since, up to and including the tenth:………………………………………………………..	$196,715.14
	Plus the additional Purchase Payment received in the sixth Contract Year……………………………………..	+ 10,000.00
	Reduced proportionately by the percentage of Contract Value withdrawn
	during the tenth Contract Year: ($20,000 / $160,000) = 0.125 x $193,845.92 =…………………………..	– 24,230.74
		$182,484.40

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix B

	Verifying that the 7% AIA is within the maximum limit:
	2 times Purchase Payments made in the first five Contract Years: 2 x $100,000 =…………………………….	$200,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $200,000 =…………………………………………………………………….	– 25,000
		$175,000
	Therefore the 7% AIA on the tenth Contract Anniversary is limited to the maximum………………………….	$175,000

2)	The MAV
	The MAV on the ninth Contract Anniversary…………………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………………...	– 22,500
		$157,500
The 7% AIA is greater than the MAV on the tenth Contract Anniversary. However, if you chose to exercise the GMIB on the tenth Contract Anniversary you may be able choose to set the PB Value equal to either the 7% or the MAV. This is because the GMIB Payments available under the 7% AIA may be less than the GMIB Payments available under the MAV depending on the Annuity Option you select, your age, and sex (where applicable) at the time of annuitization. In addition, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value would be more than GMIB Payments based on the MAV or the 7% AIA depending on the current interest rates available at the time of annuitization.
If instead you exercise the GPWB you can select either the 5% payment option or the 10% payment option. Under the 5% payment option the PB Value is the 7% AIA, the PB Value could increase (step up) on every third Contract Anniversary* the maximum allowable payment is less than what is available under the 10% payment option, but we make payments for at least 20 years (assuming no Excess Withdrawals or step ups). Under the 10% payment option, the PB Value is the MAV, step ups are not available, we make payments for ten years (assuming no Excess Withdrawals), but the maximum allowable payment is more. Under the GPWB, you would choose the payment option that is most appropriate for your situation.
*	Step ups continue to happen automatically until the earliest of: a) the older Owner's 91st birthday; or b) you exhaust the PB Value.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix B

APPENDIX C – GPWB UNDER PRIME PLUS BENEFIT

•	On the tenth Contract Anniversary you exercise the GPWB and select the 5% payment option with annual payments.
•	On the tenth Contract Anniversary the PB Value is the 7% AIA, which is $175,000, and your Contract Value is $140,000 (see the example that appears in Appendix B).
•	You elect the maximum allowable payment and your annual GPWB Payments are 5% x $175,000 = $8,750. You take no Excess Withdrawals and do not elect to stop your GPWB Payments.
	Contract Value	PB Value	GPWB Payment
On the 10th Contract Anniversary	$140,000	$175,000	$8,750
11th Contract Anniversary	$144,800	$166,250	$8,750
12th Contract Anniversary	$151,900	$157,500	$8,750
13th Contract Anniversary before the step up	$160,000	$148,750	$8,750
13th Contract Anniversary after the step up	$160,000	$160,000	$8,750
14th Contract Anniversary	$151,700	$151,250	$8,750
15th Contract Anniversary	$144,300	$142,500	$8,750
16th Contract Anniversary before the step up	$132,900	$133,750	$8,750
16th Contract Anniversary after the step up	$132,900	$133,750	$8,750
•
In this example, the PB Value was stepped up on the 13th Contract Anniversary because the Contract Value was greater than the PB Value. However, the GPWB Maximum was not stepped up because the current GPWB Maximum ($8,750) was greater than 5% of the increased PB Value (5% x $160,000 = $8,000).

•	There was no step up to either the PB Value or the GPWB Payment on the 16th Contract Anniversary in this example because the Contract Value was less than the PB Value.
•
If on the 16th Contract Anniversary the Contract Value had grown to $180,000, the remaining PB Value would be stepped up to $180,000. The GPWB Maximum would also be stepped up because 5% of the increased PB Value (5% x $180,000 = $9,000) is greater than the current GPWB Maximum ($8,750), however, you would not be able to increase your GPWB Payments until the 17th Contract Anniversary because we do not automatically increase your GPWB Payments upon a step up.

Example of the effect of an Excess Withdrawal on GPWB Payments
•
Continue the assumptions from the previous example except that you elect to receive $600 per month as your GPWB Payment. If you do not take any Excess Withdrawals you would receive $7,200 of GPWB Payments over the course of each Contract Year without incurring a withdrawal charge.

•	Assume the Contract Value on the day of (but before) the Excess Withdrawal is $150,000. The PB Value on the day of (but before) the Excess Withdrawal is $170,200.
If you take a $500 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals (GPWB Payments and the Excess Withdrawal) for the Contract Year = $7,200 + $500 = $7,700. Because the total partial withdrawals are less than the $8,750 GPWB Maximum, none of the withdrawals are subject to the withdrawal charge, and the Excess Withdrawal reduces both the PB Value and Contract Value by the amount withdrawn ($500). The PB Value after the Excess Withdrawal would be $170,200 - $500 = $169,700.
If you take a $5,000 Excess Withdrawal in the 11th Contract Year after receiving the eighth monthly GPWB Payment:
The total partial withdrawals for the Contract Year = $7,200 + $5,000 = $12,200. Because the total partial withdrawals are greater than the $8,750 GPWB Maximum, some of the withdrawals are subject to the withdrawal charge. We determine which withdrawals are subject to the withdrawal charge as follows:
The GPWB Maximum………………………………………………………………………………………………...	$8,750
First eight GPWB Payments…………………………………………………………………………………………	– 4,800
Remaining GPWB Maximum………………………………………………………………………………………..	$3,950
Portion of the Excess Withdrawal that is subject to the withdrawal charge = $5,000 – $3,950 =……………	$1,050

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix C

When we compute the withdrawal charge we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis. Your initial Purchase Payment was $100,000 and the withdrawal charge period for this payment has expired. Therefore, there is no withdrawal charge on the Excess Withdrawal.
We adjust the PB Value for the Excess Withdrawal as follows:
The PB Value on the day of (but before) the partial withdrawal…………………………………………………	$170,200.00
The amount of the Excess Withdrawal that does not exceed the GPWB Maximum………………………….	– 3,950.00
Reduced proportionately by the remaining amount of the Excess Withdrawal's percentage of Contract
Value on the day of (but before) the partial withdrawal = $1,050 / $150,000 = 0.007 x $170,200 =……	– 1,191.40
Remaining PB Value after the Excess Withdrawal………………………………………………………………..	$165,058.60
In addition, because the Excess Withdrawal exhausts the GPWB Maximum for the year, the four remaining GPWB Payments are also subject to a withdrawal charge. To avoid a withdrawal charge you could instruct us to stop GPWB Payments for the remainder of the year.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix C

APPENDIX D – DEATH BENEFIT CALCULATION EXAMPLES

•	You purchased a Contract with an initial Purchase Payment of $100,000. You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
•	The MAV on the ninth Contract Anniversary is $180,000.
•
You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.

•	The Contract Value on the tenth Contract Anniversary is $140,000.
NOTE: We calculate the 3% AIA and MAV only for Contracts with Enhanced GMDB. The M&E charges are higher for Contracts with Enhanced GMDB or Earnings Protection GMDB than for Contracts with Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with Enhanced GMDB or Earnings Protection GMDB than for Contracts with Traditional GMDB.

If you selected Traditional GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...	$140,000
2)	The Traditional GMDB value:
	Total Purchase Payments received…………………………………………………………………………………	$100,000
	Reduced proportionately by the percentage of Contract Value
	withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =…………………………………………………..	– 12,500
		$87,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

If you selected Enhanced GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000.00
2)	The 3% AIA:
	Initial Purchase Payment………….…………………………………………………………………………………		$100,000.00
	Increased by 3% on the first Contract Anniversary…………………………………………………………..		x 1.03
			$103,000.00
	Increased by 3% on the second Contract Anniversary…….………………………………………………..		x 1.03
			106,090.00
	Increased by 3% on the third Contract Anniversary…………..……………………………………………..		x 1.03
			$109,272.70
	On the ninth Contract Anniversary the 3% AIA is……………………………………………………………..		$130,477.32
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $130,477.32 =………………………………………………………...		– 16,309.66
			$114,167.66
	Increased by 3% on the tenth Contract Anniversary…………………………………………………………..		x 1.03
			$117,592.69
	Verifying that the 3% AIA is within the maximum limit:
	1.5 times Purchase Payments: 1.5 x $100,000 =………………………………………..	$150,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $150,000 =…………………………………………..	– 18,750
		$131,250

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix D

3)	The MAV:
	The MAV on the ninth Contract Anniversary……………………………………………………………………….	$180,000
	Reduced proportionately by the percentage of Contract Value withdrawn:
	($20,000 / $160,000) = 0.125 x $180,000 =………………………………………………………………..	– 22,500
		$157,500
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $157,500 MAV.

If you selected Earnings Protection GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)	Contract Value………………………………………………………………………………………………………...		$140,000
2)	Total Purchase Payments:
	Total Purchase Payments received…………………………………………………………………………………		$100,000
	Less adjusted partial withdrawals calculated as (PW x DB) / CV:
	($20,000 x $160,000) / $160,000 = $20,000 x 1 =…………………………………………………………		– 20,000
			$80,000
3)	CV Plus:
	Contract Value………………………………………………………………………………………………………...		$140,000
	Plus 50% of the lesser of (a) or (b).
	(a) Contract Value minus total Purchase Payments: $140,000 – $100,000 =……..	$40,000
	(b) Three times your total Purchase Payments received in the first two
	Contract Years: 3 x $100,000 =……………………………………………………..	$300,000
	(a) is less than (b), so 50% of (a) = 0.50 x $40,000 =……………………………………………………..		+ 20,000
			$160,000
Therefore, the death benefit payable as of the tenth Contract Anniversary is the $160,000 CV Plus.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix D

APPENDIX E – WITHDRAWAL CHARGE EXAMPLES

All of the following examples assume you purchased a Contract with an initial Purchase Payment of $100,000 and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 12% of your total Purchase Payments, less any previous withdrawals taken during that Contract Year under the partial withdrawal privilege or as RMD payments. Any unused partial withdrawal privilege in one Contract Year carries over to the next Contract Year. This means at the beginning of each Contract Year, there would be at least $12,000 available under the partial withdrawal privilege.
Full withdrawal when the Contract Value has declined due to a loss in your selected Investment Options:
•	You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. You have taken no other withdrawals from the Contract.
•
There are no Purchase Payments that are beyond the withdrawal charge period and the partial withdrawal privilege does not apply upon a full withdrawal. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments less any Purchase Payments
withdrawn (excluding any penalty-free withdrawals) = $100,000 – $0 = ……………….……….....................	$100,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 5%
$5,000
Therefore, we withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge).
Partial withdrawal under the partial withdrawal privilege followed by a full withdrawal:
•
You take a partial withdrawal of $9,000 in the second Contract Year. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years). The $9,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

•
You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments less any Purchase Payments
withdrawn (excluding any penalty-free withdrawals) = $100,000 – $0 = ……………….……….....................	$100,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 5%
$5,000
Therefore, upon the full withdrawal, we withdraw $90,000 from the Contract and pay you $85,000 ($90,000 less the $5,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $94,000.
Partial withdrawal in excess of the partial withdrawal privilege followed by a full withdrawal:
•
You take a partial withdrawal of $27,000 in the second Contract Year when the withdrawal charge is 6%. The total amount available under the partial withdrawal privilege at this time is $24,000 ($12,000 per year for two years), so $3,000 of the withdrawal is subject to a withdrawal charge and reduces the Withdrawal Charge Basis.

We calculate the withdrawal charge for the partial withdrawal as follows:
The amount you receive that is subject to a withdrawal ....………………………….……….....................	$3,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 6%
$180
Therefore, we withdraw $27,180 from the Contract and pay you $27,000.
Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix E

•
Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 5%. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, the partial withdrawal privilege does not apply and we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments less any Purchase Payments
withdrawn (excluding any penalty-free withdrawals) = $100,000 – $3,000 =………….……….....................	$97,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 5%
$4,850
Therefore, upon the full withdrawal, we withdraw $90,000 from the Contract and pay you $85,150 ($90,000 less the $4,850 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $112,150.
A series of partial withdrawals under the partial withdrawal privilege followed by a full withdrawal:
•
You take the maximum amount available under the partial withdrawal privilege each year for five years (total distributions = $60,000). The $60,000 withdrawn is not subject to a withdrawal charge and does not reduce the Withdrawal Charge Basis.

•
In the sixth Contract Year, the Contract Value is $11,000. Although the maximum available under the partial withdrawal privilege is $12,000, there is only $11,000 of Contract Value available. Assuming you withdraw the $11,000, the partial withdrawal privilege does not apply because this is a full withdrawal. At this time, there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis. The withdrawal charge in the sixth Contract Year is 2%.

We calculate the withdrawal charge for the full withdrawal as follows:
The Withdrawal Charge Basis is equal to total Purchase Payments less any Purchase Payments
withdrawn (excluding any penalty-free withdrawals) = $100,000 – $0 = ……………….……….....................	$100,000
Multiplied by the withdrawal charge………………………………………………………………………………...	x 2%
$2,000
Therefore, upon the full withdrawal, we withdraw $11,000 from the Contract and pay you $9,000 ($11,000 less the $2,000 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charge are $69,000.
Alternatively, the largest available partial withdrawal at this time is $9,000, as this amount reduces the Contract Value to the minimum required Contract Value of $2,000. If instead of a full withdrawal, you take a partial withdrawal of $9,000, it is not subject to a withdrawal charge. After one additional year, the initial Purchase Payment is beyond its withdrawal charge period and you could then withdraw all remaining Contract Value without incurring a withdrawal charge.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018
Appendix E

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment (for Contracts issued in Connecticut, Florida, and New Jersey) or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5989

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of North America	Allianz Life Insurance Company of North America
NW5989	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz Alterity® Variable Annuity Prospectus – May 1, 2018

PART B – SAI

STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ ALTERITY® VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued by
ALLIANZ LIFE® VARIABLE ACCOUNT B (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA (Allianz Life, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
Allianz Life Insurance Company of North America
P. O. Box 561
Minneapolis, MN 55440-0561
 (800) 624-0197

Table of Contents

Allianz Life………………………………………………………	2	Income Tax Withholding……………………………….	5
Experts……………………………………………………………	2	Required Distributions…………………………..…	6
Legal Opinions…………………………………………………..	2	Qualified Contracts…………………………………	6
Distributor………………………………………………………..	3	Annuity Provisions……………………………………....	7
Administrative Service Fees…………………………………	3	Annuity Units/Calculating Annuity Payments……	7
Reduction or Elimination of the Withdrawal Charge…………	4	Mortality and Expense Risk Guarantee………………	8
Federal Tax Status…………………………………………....	4	Information on May 2003 Contracts……………….….	8
General………………………………………………...…..	4	Information on Contracts That Were Offered
Diversification…………………………………….…...............	5	Before April 29, 2005………………………..………	16
Owner Control……………………………………….....….	5	Information on Original Contracts………………….….	17
Contracts Owned by Non-Individuals…………..………	5	Financial Statements……………………………….…..	19
		Appendix – Condensed Financial Information…....…	19

Dated: May 1, 2018

ALTSAI-0518
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
1

ALLIANZ LIFE
Allianz Life is a stock life insurance company organized under the laws of the state of Minnesota in 1896. We are a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life in effect acts as self custodian for the non-certificated shares we own through the Separate Account.
EXPERTS
The financial statements of Allianz Life Variable Account B as of and for the year or period ended December 31, 2017 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the consolidated financial statements and supplemental schedules of Allianz Life Insurance Company of North America as of December 31, 2017 and 2016 and for each of the years in the three-year period ended December 31, 2017, are included in Part C of the Registration Statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.
AUDITOR UPDATE
European regulations that go into effect in 2021 require Allianz SE, Allianz Life's indirect parent, to change auditors. Allianz Life has conducted a 'request for proposal' process with three major accounting firms for the annual independent audit of Allianz Life and its subsidiaries and registered separate accounts.
On May 23, 2017, Allianz Life's Board of Directors approved a decision to change independent auditors. On the same day, the Board appointed PricewaterhouseCoopers LLP ("PwC") as Allianz Life's new independent registered public accounting firm to audit Allianz Life's consolidated financial statements for the fiscal year 2018.
After the issuance of the audited report for the period ended December 31, 2017, the Allianz Life Board of Directors dismissed KPMG ("KPMG") as our independent registered public accounting firm. The reports of KPMG on Allianz Life's consolidated financial statements for the two most recent fiscal years , did not contain any adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.
For the two most recent fiscal years or any subsequent interim period, and through the date of KPMG's report on Allianz Life's consolidated financial statements, there were: (i) no disagreements between Allianz Life and KPMG on any matter of accounting principles or practices, consolidated financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its report, and (ii) no reportable events within the meaning set forth in Item 304(a)(1)(v) of Regulation S-K.
Allianz Life provided KPMG with a copy of this disclosure before its filing with the SEC and requested that KPMG provide us with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of this letter is filed as Exhibit 99 to Allianz Life's registration statement numbers 333-217303, 333-213125, 333-215103, and 333-222817 on Form S-1.
For the two most recent fiscal years, and any subsequent interim period prior to engaging PwC's engagement, we did not consult with PwC regarding (i) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on Allianz Life's consolidated financial statements, and PwC did not provide either a written report or oral advice to Allianz Life that was an important factor considered by Allianz Life in reaching a decision as to any accounting, auditing, or financial reporting issue, or (ii) any matter that was either the subject of a disagreement (as defined in Item 304(a)(1)(iv) of Regulation S-K and the related instructions) or a reportable event (as defined in Item 304(a)(1)(v) of Regulation S-K).
LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life, has provided legal advice on certain matters in connection with the issuance of the Contracts.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
2

DISTRIBUTOR
Allianz Life Financial Services, LLC (ALFS (previously USAllianz Investor Services, LLC)), a wholly owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. ALFS does not sell the Contracts on a retail basis. Rather, ALFS enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts.
We pay commissions for sales of the Contracts. ALFS passes through most of the commissions it receives to selling firms for their sales. ALFS received sales compensation with respect to the Contracts issued under Allianz Life Variable Account B in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to ALFS	Aggregate Amount of Commissions Retained by ALFS After Payments to Selling Firms
2015	$224,176,680.19	$0
2016	$213,776,142.08	$0
2017	$230,415,545.81	$0
We may fund ALFS operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the ALFS management team; and other expenses associated with the Contracts. We also pay for ALFS operating and other expenses, including overhead, legal and accounting fees.
ALFS sells its Contracts primarily through "wholesaling," in which ALFS sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, ALFS has agreements with approximately 737 retail broker/dealers to sell its contracts. As described in the prospectus, ALFS may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, ALFS makes marketing support payments to approximately 51 broker-dealer firms. These payments vary in amount. In 2017, the five firms receiving the largest payments, ranging from $686,018.36 to $6,338,239.59, are listed below.
Firm Name
LPL Financial
Wells Fargo Advisors – Wealth (ISG)
Wells Fargo Advisors (PCG)
HD Vest Investments
Royal Alliance
ADMINISTRATIVE SERVICE FEES
Allianz Life contracts with Tata Consultancy Services (Tata) to perform certain administrative services as described in prospectus section 11, Other Information – Administration/Allianz Service Center. Allianz Life paid Tata the following amounts for these services during the last three calendar years:
Calendar Year	Total Paid to Tata
2015	$1,762,204
2016	$1,739,447
2017	$1,622,010

Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
3

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
•	the size of the group;
•	the total amount of Purchase Payments expected to be received from the group;
•
the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners continue to hold the Contracts for a certain period of time);

•	the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses are reduced; and
•	any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life to any members of his or her immediate family and the commission is waived. In no event is any reduction or elimination of the withdrawal charge permitted where the reduction or elimination is unfairly discriminatory to any person.
FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
General
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract's cost basis). For a full withdrawal, the amount received that exceeds the Contract's cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
4

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life.
Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.
DIVERSIFICATION
Code Section 817(h) and accompanying Treasury Department Regulations imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department. If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
Owner Control
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.
Contracts Owned by Non-Individuals
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner's gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•
a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or

•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
5

Required Distributions
In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract is distributed in the event of the death of an owner. Specifically, with regard to this Contract, Section 72(s) requires that:
•
if an Annuitant dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract is distributed at least as rapidly as under the method of distribution being used as of the date of such Annuitant's death; and

•	if any Owner (or the Annuitant if the Owner is a non-individual) dies before the Income Date, the entire interest in the Contract is distributed within five years after the date of such Owner's death.
These requirements are considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.
Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
Qualified Contracts
The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.
Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information see prospectus section 8, Taxes – Distributions – Qualified Contracts.
An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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Pension and Profit‑Sharing Plans. Sections 401(a) and 401(k) of the Code permit employers, including self‑employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information see prospectus section 8, Taxes – Qualified Contracts.
Purchasers of Contracts for use with pension or profit‑sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
•	The adjusted Contract Value on the Income Date.
•	The Annuity Option you select.
•	The age of the Annuitant and any joint Annuitant.
•	The sex of the Annuitant and any joint Annuitant where allowed.
We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of adjusted Contract Value that you apply to fixed Traditional Annuity Payments is placed in our general account and does not participate in the investment experience of the Investment Options.
Variable payments are not predetermined as to dollar amount and vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments you elect to receive.
Annuity Units/Calculating Variable Annuity Payments
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.
We then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.
We determine the Annuity Unit value on each Business Day as follows:
•	multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We allow an AIR of 3%, 5% or 7% based on your selection and applicable law.
Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units changes if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect the payment frequency you selected.
The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment not affected by variations in mortality and expense experience.
INFORMATION ON MAY 2003 CONTRACTS
The following is a list of common abbreviations used in this section:
AIA	=	Annual Increase Amount	GPWB	=	Guaranteed Partial Withdrawal Benefit
GMDB	=	Guaranteed Minimum Death Benefit	MAV	=	Maximum Anniversary Value
GMIB	=	Guaranteed Minimum Income Benefit	PRIME	=	Protected Retirement Income Made Easy
May 2003 Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI. May 2003 Contracts were replaced by May 2006 Contracts (which are described in the prospectus and have been discontinued as of July 1, 2010). The primary difference between May 2003 and May 2006 Contracts is that May 2003 Contracts offered the optional Traditional PRIME Benefit and optional Enhanced PRIME Benefit. Also, the partial withdrawal privilege allowed withdrawals of 10% of total Purchase Payments per year on a cumulative basis.
PRIME Benefits
PRIME Benefits include a GMIB and GPWB and carry an additional M&E charge. PRIME Benefits were available for selection at Contract issue. After the Issue Date, Traditional PRIME Benefit or Enhanced PRIME Benefit cannot be added to, changed, or removed from a Contract. If your Contract includes a PRIME Benefit and you do not exercise either GMIB or GPWB, you will have incurred higher Contract expenses without receiving any advantage from PRIME Benefits.
We designed PRIME Benefits to give you options on how to turn your accumulated retirement assets into a stream of retirement income. GMIB provides a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. GPWB provides a guaranteed minimum amount of income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait seven complete Contract Years before you can exercise GMIB or GPWB, and they can only be exercised within 30 days after a Contract Anniversary. PRIME Benefits do not create Contract Value or guarantee the performance of any Investment Option.
Payments made under PRIME Benefits are based on the PB Value. Under Traditional PRIME Benefit, the PB Value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations. Under Enhanced PRIME Benefit, the PB Value is the: MAV; 3% AIA; or 7% AIA. The PB Value under Enhanced PRIME Benefit is never less than the PB Value under Traditional PRIME Benefit, but they may be equal. You can only access the PB Value by exercising GMIB or GPWB.
Canceling PRIME Benefits
Once you exercise a PRIME Benefit, you cannot cancel it. However, you can end GPWB by stopping GPWB Payments and instead do one of the following.
•	Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charge and any deduction we make to reimburse ourselves for premium tax (available at anytime).
•	Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value, less any deduction we make to reimburse ourselves for premium tax (available at anytime).
•	Request GMIB Payments under a Full Annuitization based on the entire remaining PB Value (only available within 30 days following a Contract Anniversary and before we make the next GPWB Payment).
If you take an Excess Withdrawal of the entire Contract Value, the Contract ends and you may receive less money than you would have received under GPWB. If you request fixed Traditional Annuity Payments or GMIB Payments, GPWB ends and we no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, GPWB ends and we reduce the Separate Account annual expense to 1.50% on that portion of the Contract.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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Although you can end GPWB, you cannot end GMIB. If you do stop GPWB Payments:
•	GPWB ends,
•	the Accumulation Phase of the Contract ends,
•	GMDB ends, and
•	if you request Annuity Payments, that portion of the Contract ends, as indicated in prospectus section 3, The Annuity Phase.
PB Value Under Traditional PRIME Benefit
The PB Value before the date of any Owner's death or exercise of GPWB is equal to:
•	total Purchase Payments received,
•
reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	if you take a GMIB Partial Annuitization, reduced by the dollar amount applied to the GMIB Payments.
Any traditional Partial Annuitizations or withdrawals you take may reduce the PB Value by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than the PB Value, we deduct more than the amount annuitized or withdrawn from the PB Value.
If you exercise GPWB, the PB Value stops increasing on the date you begin receiving GPWB Payments and decreases:
•	on a dollar for dollar basis with each GPWB Payment we make; and
•	proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each Excess Withdrawal taken.
PB Value Under Enhanced PRIME Benefit
The PB Value before the date of any Owner's death or exercise of GPWB is equal to:
•	the AIA; or
•	the MAV.
We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%; and b) 7% (Not available in the state of Washington).
If the MAV is greater than both the 3% AIA and 7% AIA, the PB Value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 3% AIA or 7% AIA. If only the 7% AIA is greater than the MAV, you can decide whether to set the PB Value equal to the 7% AIA or MAV.
The 7% AIA may be more limited than the 3% AIA or MAV because:
•	the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years;
•	under GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options; and
• under GPWB, you can only receive GPWB Payments of up to 5% of the PB Value each year.
If you take a GMIB Partial Annuitization, the AIA and MAV decrease, but continue to be calculated. If you take a GMIB Full Annuitization or exercise GPWB, we establish a PB Value and the AIA and MAV end. After you exercise GPWB, only the PB Value remains and continues to be calculated.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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Calculating the AIAs
For each AIA that was effective on the Issue Date, it is equal to the initial Purchase Payment received. For any AIA that was effective after the Issue Date, it is equal to the Contract Value on the endorsement effective date.
On each Business Day other than a Contract Anniversary, each AIA is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments received that day,
•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	if you take a GMIB Partial Annuitization that day based on the:
–	3% AIA, we reduce the 3% AIA by the dollar amount applied to GMIB Payments and we reduce the 7% AIA proportionately by the percentage of the 3% AIA applied to GMIB Payments.
–	7% AIA, we reduce the 7% AIA by the dollar amount applied to GMIB Payments and we reduce the 3% AIA proportionately by the percentage of the 7% AIA applied to GMIB Payments.
–	MAV, we reduce both the 3% AIA and 7% AIA proportionately by the percentage of the MAV applied to GMIB Payments.
On each Contract Anniversary before the older Owner's 81st birthday,* each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 7% for Contracts with the 7% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday,* we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.
*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we use the Annuitant's age.
We limit the 3% AIA to a maximum of:
•	1.5 times total Purchase Payments received,
•
reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.
We limit the 7% AIA to a maximum of:
•	2 times the total Purchase Payments received in the first five Contract Years,
•
reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each traditional annuitization or withdrawal taken, and

•	reduced proportionately by the percentage of GMIB value applied to each GMIB Partial Annuitization.
Calculating the MAV
The MAV on the Issue Date is equal to your initial Purchase Payment.
On each Business Day other than a Contract Anniversary, the MAV is equal to:
•	its value on the immediately preceding Business Day,
•	plus any additional Purchase Payments received that day,
•	reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge), and
•	if you take a GMIB Partial Annuitization that day based on the:
–	MAV, we reduce the MAV by the dollar amount applied to GMIB Payments, and
–	3% AIA or 7% AIA, we reduce the MAV proportionately by the percentage of the 3% AIA or 7% AIA applied to GMIB Payments.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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On each Contract Anniversary before the older Owner's 81st birthday,* the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.
Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday,* we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.
*	If the Contract is owned by a non-individual (for example, a qualified plan or trust), we use the Annuitant's age.
Any traditional Partial Annuitizations or withdrawals you take may reduce the AIAs or MAV by more than the amount annuitized or withdrawn. If the Contract Value at the time of annuitization or withdrawal is less than an AIA (or MAV as appropriate), we deduct more than the amount annuitized or withdrawn from the AIA (or MAV).
If you exercise GPWB, the PB Value stops increasing on the date you begin receiving GPWB Payments and decreases:
•	on a dollar for dollar basis with each GPWB Payment we make; and
•	proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.
Using PRIME Benefits
GPWB guarantees a minimum amount of income in the form of partial withdrawals (GPWB Payments) during the Accumulation Phase. GMIB guarantees a minimum amount of fixed income in the form of Annuity Payments (GMIB Payments) during the Annuity Phase. Depending on the Annuity Option you select, GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
You must hold your Contract for seven complete Contract Years before you can exercise GPWB or GMIB and you can only exercise GPWB or GMIB within 30 days following a Contract Anniversary. You cannot exercise GPWB or GMIB before the expiration of the seven-year waiting period.
If you exercise GPWB:
•	You can no longer make additional Purchase Payments to the Contract.
•	Partial Annuitizations are no longer available.
•	The additional M&E charge for the PRIME Benefit continues until both GPWB and GMIB end.
•	If you have Enhanced GMDB or Earnings Protection GMDB, the additional M&E charge for GMDB continues as long as the Enhanced GMDB value or Earnings Protection GMDB value is greater than zero.
•
The partial withdrawal privilege is no longer available to you, however, you can still take GPWB Payments and Excess Withdrawals up to the annual GPWB Maximum without a withdrawal charge. Excess Withdrawals (including a full withdrawal of the Contract Value) are available while you are receiving GPWB Payments, however, amounts withdrawn in excess of the annual GPWB Maximum (including GPWB Payments) are subject to a withdrawal charge, as set out in prospectus section 7, Expenses – Withdrawal Charge.

•	The systematic withdrawal and minimum distribution programs are no longer available to you and if you are participating in these programs, your participation ends.
•	The Contract Value continues to fluctuate as a result of market performance, and decreases on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
•
The GMDB value no longer increases, each GPWB Payment reduces the GMDB value on a dollar for dollar basis and any Excess Withdrawals reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.

•
The PB Value no longer increases, each GPWB Payment reduces the PB Value on a dollar for dollar basis and any Excess Withdrawals reduce the PB Value proportionately by the percentage of Contract Value withdrawn.

•	Excess Withdrawals do not affect the GPWB Payment amount or frequency, but may decrease the time over which you receive GPWB Payments.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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If you exercise GMIB under a Full Annuitization:
•	The Accumulation Phase ends and the Annuity Phase begins.
•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract applied to variable Traditional Annuity Payments continues to be subject to a 1.50% Separate Account annual expense.

•	If you have not exercised GPWB, it is no longer available to you, and you are no longer able to make additional Purchase Payments to the Contract.
•	If you exercised GPWB, GPWB Payments stop and GPWB ends.
•	GMDB ends.
If you exercise GMIB under a Partial Annuitization*:
•	The Annuity Phase begins and the Accumulation Phase continues.
•
The portion of the Contract that you apply to GMIB is no longer subject to the Separate Account annual expense, but any portion of the Contract in the Accumulation Phase or that has been applied to variable Traditional Annuity Payments continues to be subject to the appropriate Separate Account annual expense.

•
If any portion of the Contract is in the Accumulation Phase, you may be able to make additional Purchase Payments to the Contract, but you cannot make additional Purchase Payments to any portion of the Contract in the Annuity Phase.

•	GPWB continues to be available to you.
•	The Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB.
•	GMIB Payments do not affect the Contract Value available under the portion of the Contract in the Accumulation Phase.
*	Not available after you exercise GPWB, or if the PB Value is less than the Contract Value.
In addition, if you exercise GPWB after taking a GMIB Partial Annuitization, all payments (GMIB Payments and GPWB Payments) are treated as withdrawals and not annuity payments for tax purposes. However, once the entire Contract Value has been applied to Annuity Payments, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes.
Under PRIME Benefits, the Owner controls:
•	when to exercise a benefit,
•	which benefit(s) to exercise, and
•	the amount of the GPWB Payment (subject to the GPWB Maximum) and Excess Withdrawals from the portion of the Contract that is in the Accumulation Phase.
GPWB Payments
In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments do not begin until your request has been received at our Service Center and determined to be in good order.
If you exercise GPWB, we make GPWB Payments based on the percentage of the initial PB Value you select, subject to the maximum allowable payment (GPWB Maximum). If you exercise GPWB, you can receive up to:
•	10% of the PB Value under Traditional PRIME Benefit,
•	10% of the PB Value under Enhanced PRIME Benefit, if the 3% AIA or MAV applies, or
•	5% of the PB Value under Enhanced PRIME Benefit, if the 7% AIA applies.
Once you choose the percentage of GPWB value you want to receive, you cannot change it. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage you cannot adjust your GPWB Payment to meet your required minimum distribution needs.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges apply to any Excess Withdrawals you take in the first seven years after you exercise GPWB. In addition, if you take an Excess Withdrawal, the amount withdrawn reduces:
•	the Contract Value,
•	the PB Value (which determines the amount available for future GPWB Payments and/or future GMIB Payments), and
•	the GMDB value.
Excess Withdrawals do not affect the GPWB Payment amount or frequency, but may decrease the time over which you receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we pay the PB value to you:
•	within ten years, under Traditional PRIME Benefit if you take the maximum allowable payment each year.
•	within ten years, if you elect the 10% payment option under Enhanced PRIME Benefit and take the maximum allowable payment each year.
•	within 20 years, if you elect the 5% payment option under Enhanced PRIME Benefit and take the maximum allowable payment each year (assuming no step ups).
We deduct each GPWB Payment proportionately from the Investment Choices. We continue to allocate the Contract Value among the Investment Choices according to your instructions while GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions) while GPWB is in effect.
You can continue to receive GPWB Payments until the PB Value is exhausted or GPWB ends, even if you have no remaining Contract Value. If there is Contract Value remaining after you exhaust the PB Value, you can:
•	receive a lump sum payment of the entire remaining Contract Value (less any withdrawal charges and any deduction we make for premium taxes), the Accumulation Phase and the Contract ends; or
•	request Traditional Annuity Payments under a Full Annuitization based on the entire remaining Contract Value (less any deduction we make for premium taxes).
We send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions from you by the date we make the last GPWB Payment, we pay you the entire remaining Contract Value (less any withdrawal charges and any deductions we make for premium tax) in a lump sum, the Accumulation Phase and the Contract ends.*
*	If you took a Partial Annuitization, those portions of the Contract continue and we continue to make Annuity Payments as provided for in the selected Annuity Option.
Taxation of GPWB Payments
GPWB Payments are considered withdrawals for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment is most likely subject to ordinary income tax. In addition, GPWB Payments may be subject to premium taxes and, if any Owner is younger than age 59½, may also be subject to a 10% additional federal tax. GPWB Payments are not subject to a withdrawal charge.
When GPWB Ends
GPWB ends upon the earliest of the following.
•	The Business Day you take an Excess Withdrawal of the entire Contract Value.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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GMIB Payments
The annuity income protection provided by GMIB applies only under the following circumstances.
•	Your Income Date must be within 30 days following a Contract Anniversary, beginning with seventh Contract Anniversary.
•	GMIB Payments can only be made as fixed payments, regardless of the Annuity Option* you select.
•	Annuity Option 6* is only available if the PB Value is the MAV and the duration of the period certain must be at least ten years.
•	If the PB Value is the 7% AIA, your available Annuity Options* are restricted to Annuity Option 2 or 4 and the duration of the period certain must be at least ten years.
•	We base all GMIB Payments on an interest rate of 1% per year if the PB Value is the MAV and you select Annuity Option 6, or if the PB value is the 7% AIA.
*	For more information, see prospectus section 3, The Annuity Phase – Annuity Options.
In order to begin receiving monthly GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the seven-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments begin after your request has been received at our Service Center and is determined to be in good order. We make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we make payment to you on the next Business Day.
Under GMIB, you can take either a Full Annuitization, before you exercise GPWB, or you can take Partial Annuitization(s) if the PB Value is greater than the Contract Value. Any GMIB Partial Annuitization reduces the Contract Value and GMDB value proportionately by the percentage of PB Value you apply to GMIB. If you take a Partial Annuitization, you cannot:
•	transfer any amounts you allocated to GMIB Payments back to any portion of the Contract in the Accumulation Phase;
•	transfer amounts from one Annuity Payment stream to another; or
•	allocate additional PB Value (or Contract Value) to an existing stream of Annuity Payments.
If you purchased this Contract under a qualified plan that is subject to minimum distribution requirement and you do not exercise GMIB on or before the date required minimum distribution payments must begin under the qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements.
Amount Used to Calculate GMIB Payments
GMIB guarantees that the GMIB Payments are equal to the guaranteed fixed payout rates applied to the PB Value. There may be situations where the PB Value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with GMIB may be less than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We base your Annuity Payments on whichever amount (PB Value or Contract Value) produces the greatest payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.
While the 7% AIA may be larger than the 3% AIA and/or MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and guaranteed fixed payout rates are lower.
If the GMIB Payment available under the 7% AIA is always less than the GMIB Payment available under the 3% AIA or MAV, we base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or MAV depending on the Annuity Option you select. In these instances, we allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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Taxation of GMIB Payments
If you take a GMIB Partial Annuitization, GMIB Payments are considered withdrawals and not annuity payments for tax purposes. This means that for tax purposes, any Contract earnings in the entire Contract are considered to be distributed before Purchase Payments and may be subject to ordinary income tax and a 10% additional federal tax. For Non-Qualified Contracts, gains are generally subject to ordinary income tax and Purchase Payments are not. For Qualified Contracts, the entire GMIB Payment under a Partial Annuitization is most likely subject to ordinary income taxes. For more information on Partial Annuitizations, please see prospectus section 3, The Annuity Phase – Partial Annuitization.
If you take a Full Annuitization under GMIB, GMIB Payments are considered annuity payments for tax purposes. If you take a GMIB Partial Annuitization, GMIB Payments are considered annuity payments (and not withdrawals) for tax purposes only after the Income Date on which you have applied the entire remaining Contract Value to Annuity Payments under the GMIB and/or Traditional Annuity Payments, that is, the Income Date after the Contract has been fully annuitized. For Non-Qualified Contracts that have been fully annuitized, a portion of each payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment is considered to be a return of your investment and not subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment is subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment is most likely subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments generally are not subject to the 10% additional federal tax.
When GMIB Ends
If you have not exercised GMIB, it ends upon the earliest of the following.
•	The Business Day that the PB Value and Contract Value are both zero.
•	The Business Day before the Income Date you take a Full Annuitization and request Traditional Annuity Payments.
•	When the Contract ends.
•	The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).
If you exercise GMIB, each portion of the Contract that you apply to GMIB Payments ends upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.*
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	Under Annuity Option 6, the expiration of the specified period certain.
•	When the Contract ends.
*	If we make a lump sum payment of the remaining guaranteed GMIB Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
15

Separate Account Annual Expenses for May 2003 Contracts
The Separate Account annual expenses for May 2003 Contracts without PRIME Benefits during the Accumulation Phase are the same as the expenses for May 2006 Base Contracts. The Separate Account annual expenses for May 2003 Contracts with Enhanced PRIME Benefit during the Accumulation Phase are the same as the current charges for May 2006 Contracts with PRIME Plus Benefit.
The Separate Account annual expenses for May 2003 Contracts with Traditional PRIME Benefit during the Accumulation Phase are as follows:
Separate Account Annual Expenses(1)
 (as a percentage of average daily assets invested in a subaccount on an annual basis)
	May 2003 Contracts with Traditional PRIME Benefit
	M&E Charges	Admin.Charge	Total
Traditional GMDB	1.55%	0.15%	1.70%
Enhanced GMDB	1.80%	0.15%	1.95%
Earnings Protection GMDB	1.85%	0.15%	2.00%
(1)	Some or all of the guaranteed benefits may not be available in all states; check with your Financial Professional.
The Separate Account annual expenses for May 2003 Contracts during the Annuity Phase are the same as the charges for May 2006 Contracts.
For more information on the expenses and charges of May 2006 Contracts, please see the Fee Tables in the prospectus.
INFORMATION ON CONTRACTS THAT WERE OFFERED BEFORE APRIL 29, 2005
Before April 29, 2005, we offered Contracts that allowed the Owner to take money out of the Contract (take a liquidation) during the Annuity Phase if the Owner elected to have us make variable Annuity Payments under Annuity Options 2, 4, or 6. These liquidations were subject to an additional charge. These Contracts are no longer offered for sale.
Liquidations under Annuity Option 2 (life annuity with monthly payments over 5, 10, 15 or 20 years guaranteed). During the lifetime of the Annuitant, and while the number of variable Traditional Annuity Payments made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We subtract a commutation fee from the amount liquidated before we pay you the proceeds. We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.
Liquidations under Annuity Option 4 (joint and last survivor with monthly payments over 5, 10, 15 or 20 years guaranteed). While either the Annuitant or joint Annuitant is alive and the number of variable Traditional Annuity Payments we have made is less than the guaranteed number of payments elected, you may request a partial withdrawal (partial liquidation) of up to 75% of the total liquidation value, less any previously liquidated amounts. The total liquidation value is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments, to the end of the guaranteed period, using the selected AIR as the interest rate for the present value calculation, less a commutation fee, or as set forth in your Contract. The minimum amount that you can liquidate is $500, or the remaining portion of the total liquidation value available (whichever is less). We subtract a commutation fee from the amount liquidated before we pay you the proceeds. We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining guaranteed period by the percentage of liquidation value withdrawn, including the commutation fee. After we have made the guaranteed number of variable Traditional Annuity Payments, we
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
16

restore the number of Annuity Units used in calculating the monthly variable Traditional Annuity Payments to their original values as if no liquidations had taken place.
Liquidations under Annuity Option 6 (specified period certain annuity). If you requested variable Traditional Annuity Payments, you may take a withdrawal (liquidation) at least once each Contract Year of up to 100% of the total liquidation value in the Contract. We subtract a withdrawal charge from the amount liquidated before we pay you the proceeds. We process partial liquidations within seven days after your written request is received in good order at our Service Center. After a partial liquidation, we reduce the subsequent monthly variable Traditional Annuity Payments during the remaining period certain by the percentage of liquidation value withdrawn, including the withdrawal charge.
Commutation fee/withdrawal charge for liquidations under Annuity Options 2, 4, or 6. If you request variable Traditional Annuity Payments under Annuity Options 2, 4 or 6 and take a liquidation, we may assess a commutation fee or withdrawal charge.
For Annuity Options 2 and 4, the commutation fee as a percentage of the amount liquidated is equal to:
Number of Complete Years Since Income Date	Charge
0	5%
1	4%
2	3%
3	2%
4 years or more	1%
In states where variable Traditional Annuity Payments are available under Annuity Option 6, the withdrawal charge as a percentage of the amount liquidated is equal to:
Number of Complete Contract Years Since Receipt of Purchase Payment	Charge
0	7%
1	6%
2	5%
3	4%
4	3%
5	2%
6 Contract years or more	0%
We assess the commutation fee and/or the withdrawal charge to cover distribution expense and lost revenue, as well as internal costs incurred in conjunction with the liquidation.
INFORMATION ON ORIGINAL CONTRACTS
Original Contracts were first offered in January 2000 and were replaced by May 2003 Contracts. Original Contracts are no longer offered for sale, but Owners of these Contracts can still make additional Purchase Payments. Therefore, we are including information on these Contracts in this SAI.
Original Contracts automatically provided a Traditional GMIB for no additional charge and the Traditional GMIB value under these Contracts is calculated in the same manner as the PB Value under the Traditional PRIME Benefit for May 2003 Contracts. The Enhanced GMIB was available for an additional mortality and expense risk (M&E) charge if all Owners were 79 or younger on the Issue Date and the Enhanced GMIB value was equal to the greater of:
•	the Maximum Anniversary Value (MAV) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments; or
•	the Annual Increase Amount (AIA) before the older Owner's 81st birthday, adjusted for subsequent partial withdrawals and subsequent Purchase Payments.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
17

The MAV for Original Contracts is calculated in the same manner as the MAV under PRIME Plus Benefit for May 2006 Contracts. The 5% AIA for Original Contracts is also calculated in the same manner as it is under May 2006 Contracts with PRIME Plus Benefit, on each Business Day other than a Contract Anniversary and on each Contract Anniversary that occurs on or after the older Owner's 81st birthday. However, the 5% AIA on each Contract Anniversary before the older Owner's 81st birthday for Original Contracts is calculated by taking its value on the immediately preceding Business Day increased by 5%. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary. There is no limit on the 5% AIA for Original Contracts. For details on how the Traditional GMIB and Enhanced GMIB values are calculated, please see the discussion earlier in this SAI.
GPWBs were not available under Original Contracts.
The death benefits available under Original Contracts were the same as what is available under May 2006 Contracts. However, on Original Contracts, the AIA under Enhanced GMDB is calculated in the same manner as it is for Original Contracts with Enhanced GMIB, and there is no limit on the AIA. The Earnings Protection GMDB value for Original Contracts is calculated in the same manner as it is for May 2006 Contracts, except that the "CV Plus" is calculated as follows:
The CV Plus
•	If all Owners were age 69 or younger on the Issue Date, 40% of the lesser of (a) or (b), or
•	If the older Owner was age 70 or older on the Issue Date, 25% of the lesser of (a) or (b), where:
(a)
is the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center; and

(b)	is the total Purchase Payments.
For more details on the death benefits, please see prospectus section 10, Death Benefit.
The charges for Original Contracts differ from the charges of the May 2006 Contracts as follows:
Separate Account Annual Expenses During the Accumulation Phase (as a percentage of average daily assets invested in a subaccount on an annual basis)
	Charges for Original Contracts with Traditional GMIB			Charges for Original Contracts with Enhanced GMIB
	M&E Charges	Admin. Charge	Total	M&E Charges	Admin. Charge	Total
Traditional GMDB	1.25%	0.15%	1.40%	1.55%	0.15%	1.70%
Enhanced GMDB	1.55%	0.15%	1.70%	1.75%	0.15%	1.90%
Earnings Protection GMDB	1.45%	0.15%	1.60%	1.75%	0.15%	1.90%
During the Annuity Phase, if you request variable Annuity Payments, the Separate Account annual expenses are equal on an annual basis to 1.40%. This expense is equal to the lowest charge because we do not pay a death benefit separate from the benefits provided by the Annuity Option if the Annuitant dies during the Annuity Phase.
Withdrawal Charge – during the Accumulation Phase* (as a percentage of each Purchase Payment withdrawn)		Withdrawal Charge – during the Annuity Phase** (as a percentage of amount liquidated under Annuity Option 6)

Number of Complete Contract Years Since Receipt of Purchase Payment	Charge	Number of Complete Contract Years Since Receipt of Purchase Payment	Charge
0	7%	0	7%
1	6%	1	6%
2	5%	2	5%
3	4%	3	4%
4	3%	4	3%
5 years or more	0%	5 years or more	0%
*
Each year, on a cumulative basis (less any withdrawals taken in the current Contract Year that were not subject to a withdrawal charge), you may take partial withdrawals that when added together do not exceed 10% of total Purchase Payments and we do not assess a withdrawal charge. For more details and additional information on other penalty-free withdrawal options please see the discussion of the partial withdrawal privilege and other information that appears in the prospectus section 9, Access to Your Money.

**	May not be applicable in all states.
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
18

For more details on the other charges of Original Contracts, please see the Fee Tables and section 7, Expenses in the prospectus.
FINANCIAL STATEMENTS
The audited consolidated financial statements of Allianz Life as of and for the year ended December 31, 2017 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year or periods ended December 31, 2017 are also included in Part C of the Registration Statement and are incorporated herein by reference.
APPENDIX – CONDENSED FINANCIAL INFORMATION
The consolidated financial statements of Allianz Life Insurance Company of North America and the financial statements of Allianz Life Variable Account B are included in Part C of the Registration Statement.
Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for May 2006 Contracts is found in Appendix A to the prospectus. AUV information listing the additional combinations of charges for all other older Contracts no longer offered is found below.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Additional Combinations of Benefit Options	Separate Account Annual Expenses(1)
Original Contract with Traditional GMDB and Traditional GMIB	1.40%
Original Contract with Earnings Protection GMDB and Traditional GMIB	1.60%
Original Contract with Traditional GMDB and Enhanced GMIB	1.70%
Original Contract with Enhanced GMDB and Traditional GMIB	1.70%
May 2003 Contract with Traditional GMDB and Traditional PRIME Benefit	1.70%
May 2006 Base and May 2003 Contract with Enhanced GMDB	1.80%
May 2006 Base and May 2003 Contract with Earnings Protection GMDB	1.80%
Original Contract with Enhanced GMDB and Enhanced GMIB	1.90%
Original Contract with Earnings Protection GMDB and Enhanced GMIB	1.90%
May 2003 Contract with Enhanced GMDB and Traditional PRIME Benefit	1.95%
May 2003 Contract with Earnings Protection GMDB and Traditional PRIME Benefit	2.00%
May 2003 Contract with Traditional GMDB and Enhanced PRIME Benefit	2.20%
May 2006 Contract with Traditional GMDB and PRIME Plus Benefit	2.20%
May 2003 Contract with Enhanced GMDB and Enhanced PRIME Benefit	2.40%
(1)
The Separate Account annual expenses for a May 2003 Contract with Traditional GMDB and No PRIME Benefit (1.50%) and a May 2003 Contract with Earnings Protection GMDB and Enhanced PRIME Benefit (2.45%) are the same as the expenses for May 2006 Contracts, therefore the AUV information is included in the prospectus.

(Number of Accumulation Units in thousands)
Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Balanced Index Strategy Fund
1.40%
	12/31/2009	N/A	10.035	0
	12/31/2010	10.035	10.934	0
	12/31/2011	10.934	11.042	0
	12/31/2012	11.042	12.008	0
	12/31/2013	12.008	13.372	2
	12/31/2014	13.372	13.993	0
	12/31/2015	13.993	13.800	1
	12/31/2016	13.800	14.527	1
	12/31/2017	14.527	15.973	1
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
19

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2009	N/A	10.031	0
	12/31/2010	10.031	10.908	0
	12/31/2011	10.908	10.994	0
	12/31/2012	10.994	11.932	0
	12/31/2013	11.932	13.261	0
	12/31/2014	13.261	13.848	0
	12/31/2015	13.848	13.630	0
	12/31/2016	13.630	14.319	0
	12/31/2017	14.319	15.714	0
1.70%
	12/31/2009	N/A	10.029	14
	12/31/2010	10.029	10.895	24
	12/31/2011	10.895	10.970	27
	12/31/2012	10.970	11.894	55
	12/31/2013	11.894	13.205	63
	12/31/2014	13.205	13.776	52
	12/31/2015	13.776	13.546	121
	12/31/2016	13.546	14.217	132
	12/31/2017	14.217	15.585	123
1.80%
	12/31/2009	N/A	10.027	0
	12/31/2010	10.027	10.882	19
	12/31/2011	10.882	10.946	21
	12/31/2012	10.946	11.856	22
	12/31/2013	11.856	13.150	31
	12/31/2014	13.150	13.705	46
	12/31/2015	13.705	13.462	28
	12/31/2016	13.462	14.115	36
	12/31/2017	14.115	15.458	30
1.90%
	12/31/2009	N/A	10.025	55
	12/31/2010	10.025	10.869	88
	12/31/2011	10.869	10.922	74
	12/31/2012	10.922	11.818	183
	12/31/2013	11.818	13.095	184
	12/31/2014	13.095	13.634	193
	12/31/2015	13.634	13.379	220
	12/31/2016	13.379	14.014	218
	12/31/2017	14.014	15.332	215
1.95%
	12/31/2009	N/A	10.024	0
	12/31/2010	10.024	10.863	0
	12/31/2011	10.863	10.910	9
	12/31/2012	10.910	11.799	8
	12/31/2013	11.799	13.067	8
	12/31/2014	13.067	13.599	7
	12/31/2015	13.599	13.337	6
	12/31/2016	13.337	13.963	6
	12/31/2017	13.963	15.270	7
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2009	N/A	10.023	0
	12/31/2010	10.023	10.856	0
	12/31/2011	10.856	10.898	0
	12/31/2012	10.898	11.780	0
	12/31/2013	11.780	13.040	0
	12/31/2014	13.040	13.563	0
	12/31/2015	13.563	13.296	0
	12/31/2016	13.296	13.913	0
	12/31/2017	13.913	15.207	0
2.20%
	12/31/2009	N/A	10.019	182
	12/31/2010	10.019	10.830	246
	12/31/2011	10.830	10.850	300
	12/31/2012	10.850	11.705	329
	12/31/2013	11.705	12.931	361
	12/31/2014	12.931	13.423	405
	12/31/2015	13.423	13.132	486
	12/31/2016	13.132	13.714	669
	12/31/2017	13.714	14.960	669
2.40%
	12/31/2009	N/A	10.015	55
	12/31/2010	10.015	10.804	197
	12/31/2011	10.804	10.803	109
	12/31/2012	10.803	11.631	152
	12/31/2013	11.631	12.823	219
	12/31/2014	12.823	13.284	285
	12/31/2015	13.284	12.971	351
	12/31/2016	12.971	13.518	427
	12/31/2017	13.518	14.717	528
AZL DFA Five-Year Global Fixed Income Fund
1.40%
	12/31/2017	N/A	9.868	0
1.60%
	12/31/2017	N/A	9.815	0
1.70%
	12/31/2017	N/A	9.788	8
1.80%
	12/31/2017	N/A	9.762	0
1.90%
	12/31/2017	N/A	9.736	5
1.95%
	12/31/2017	N/A	9.723	0
2.00%
	12/31/2017	N/A	9.710	0
2.20%
	12/31/2017	N/A	9.658	3
2.40%
	12/31/2017	N/A	9.606	0
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Multi-Strategy Fund
1.40%
	12/31/2009	N/A	10.067	0
	12/31/2010	10.067	11.259	0
	12/31/2011	11.259	11.104	3
	12/31/2012	11.104	12.408	1
	12/31/2013	12.408	14.814	7
	12/31/2014	14.814	15.561	4
	12/31/2015	15.561	15.242	3
	12/31/2016	15.242	16.432	3
	12/31/2017	16.432	18.260	2
1.60%
	12/31/2009	N/A	10.063	0
	12/31/2010	10.063	11.232	0
	12/31/2011	11.232	11.055	0
	12/31/2012	11.055	12.329	0
	12/31/2013	12.329	14.690	0
	12/31/2014	14.690	15.400	0
	12/31/2015	15.400	15.054	0
	12/31/2016	15.054	16.197	0
	12/31/2017	16.197	17.963	0
1.70%
	12/31/2009	N/A	10.061	43
	12/31/2010	10.061	11.219	31
	12/31/2011	11.219	11.031	247
	12/31/2012	11.031	12.289	288
	12/31/2013	12.289	14.628	418
	12/31/2014	14.628	15.320	453
	12/31/2015	15.320	14.961	484
	12/31/2016	14.961	16.081	440
	12/31/2017	16.081	17.817	456
1.80%
	12/31/2009	N/A	10.059	15
	12/31/2010	10.059	11.205	13
	12/31/2011	11.205	11.007	22
	12/31/2012	11.007	12.250	25
	12/31/2013	12.250	14.567	38
	12/31/2014	14.567	15.241	36
	12/31/2015	15.241	14.869	33
	12/31/2016	14.869	15.965	33
	12/31/2017	15.965	17.671	30
1.90%
	12/31/2009	N/A	10.057	131
	12/31/2010	10.057	11.192	162
	12/31/2011	11.192	10.983	305
	12/31/2012	10.983	12.211	414
	12/31/2013	12.211	14.506	819
	12/31/2014	14.506	15.162	783
	12/31/2015	15.162	14.777	907
	12/31/2016	14.777	15.851	837
	12/31/2017	15.851	17.527	872
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
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Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2009	N/A	10.056	0
	12/31/2010	10.056	11.185	0
	12/31/2011	11.185	10.971	5
	12/31/2012	10.971	12.192	5
	12/31/2013	12.192	14.476	9
	12/31/2014	14.476	15.123	15
	12/31/2015	15.123	14.731	9
	12/31/2016	14.731	15.794	5
	12/31/2017	15.794	17.455	2
2.00%
	12/31/2009	N/A	10.055	0
	12/31/2010	10.055	11.179	0
	12/31/2011	11.179	10.959	10
	12/31/2012	10.959	12.172	0
	12/31/2013	12.172	14.446	0
	12/31/2014	14.446	15.083	0
	12/31/2015	15.083	14.686	0
	12/31/2016	14.686	15.737	0
	12/31/2017	15.737	17.384	0
2.20%
	12/31/2009	N/A	10.051	520
	12/31/2010	10.051	11.152	487
	12/31/2011	11.152	10.911	1185
	12/31/2012	10.911	12.095	1384
	12/31/2013	12.095	14.325	2071
	12/31/2014	14.325	14.928	2211
	12/31/2015	14.928	14.505	2439
	12/31/2016	14.505	15.512	2061
	12/31/2017	15.512	17.101	1815
2.40%
	12/31/2009	N/A	10.047	317
	12/31/2010	10.047	11.125	315
	12/31/2011	11.125	10.863	1025
	12/31/2012	10.863	12.018	1595
	12/31/2013	12.018	14.205	2352
	12/31/2014	14.205	14.773	2472
	12/31/2015	14.773	14.326	2319
	12/31/2016	14.326	15.291	2013
	12/31/2017	15.291	16.824	1883
AZL Fidelity Institutional Asset Management Multi-Strategy Fund
1.40%
	12/31/2009	N/A	10.218	0
	12/31/2010	10.218	11.085	0
	12/31/2011	11.085	10.731	7
	12/31/2012	10.731	12.145	7
	12/31/2013	12.145	14.147	9
	12/31/2014	14.147	14.248	9
	12/31/2015	14.248	13.283	9
	12/31/2016	13.283	13.952	9
	12/31/2017	13.952	15.288	3
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
23

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2009	N/A	10.214	0
	12/31/2010	10.214	11.059	0
	12/31/2011	11.059	10.684	0
	12/31/2012	10.684	12.068	0
	12/31/2013	12.068	14.028	0
	12/31/2014	14.028	14.101	0
	12/31/2015	14.101	13.119	2
	12/31/2016	13.119	13.753	2
	12/31/2017	13.753	15.039	2
1.70%
	12/31/2009	N/A	10.212	4
	12/31/2010	10.212	11.046	18
	12/31/2011	11.046	10.661	98
	12/31/2012	10.661	12.029	205
	12/31/2013	12.029	13.970	308
	12/31/2014	13.970	14.028	305
	12/31/2015	14.028	13.038	207
	12/31/2016	13.038	13.654	186
	12/31/2017	13.654	14.917	133
1.80%
	12/31/2009	N/A	10.210	1
	12/31/2010	10.210	11.033	5
	12/31/2011	11.033	10.638	11
	12/31/2012	10.638	11.991	9
	12/31/2013	11.991	13.911	27
	12/31/2014	13.911	13.955	29
	12/31/2015	13.955	12.958	26
	12/31/2016	12.958	13.556	21
	12/31/2017	13.556	14.795	20
1.90%
	12/31/2009	N/A	10.208	5
	12/31/2010	10.208	11.020	17
	12/31/2011	11.020	10.614	255
	12/31/2012	10.614	11.953	247
	12/31/2013	11.953	13.853	423
	12/31/2014	13.853	13.883	440
	12/31/2015	13.883	12.878	385
	12/31/2016	12.878	13.459	343
	12/31/2017	13.459	14.674	259
1.95%
	12/31/2009	N/A	10.207	0
	12/31/2010	10.207	11.013	0
	12/31/2011	11.013	10.603	0
	12/31/2012	10.603	11.934	3
	12/31/2013	11.934	13.824	5
	12/31/2014	13.824	13.847	5
	12/31/2015	13.847	12.838	0
	12/31/2016	12.838	13.411	0
	12/31/2017	13.411	14.614	0
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
24

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2009	N/A	10.206	0
	12/31/2010	10.206	11.006	0
	12/31/2011	11.006	10.591	0
	12/31/2012	10.591	11.915	0
	12/31/2013	11.915	13.795	0
	12/31/2014	13.795	13.811	0
	12/31/2015	13.811	12.798	0
	12/31/2016	12.798	13.362	0
	12/31/2017	13.362	14.554	0
2.20%
	12/31/2009	N/A	10.202	15
	12/31/2010	10.202	10.980	67
	12/31/2011	10.980	10.545	290
	12/31/2012	10.545	11.839	435
	12/31/2013	11.839	13.680	902
	12/31/2014	13.680	13.668	949
	12/31/2015	13.668	12.640	816
	12/31/2016	12.640	13.172	634
	12/31/2017	13.172	14.318	559
2.40%
	12/31/2009	N/A	10.198	8
	12/31/2010	10.198	10.954	70
	12/31/2011	10.954	10.499	249
	12/31/2012	10.499	11.763	297
	12/31/2013	11.763	13.565	753
	12/31/2014	13.565	13.527	996
	12/31/2015	13.527	12.485	1010
	12/31/2016	12.485	12.983	846
	12/31/2017	12.983	14.085	733
AZL Fidelity Institutional Asset Management Total Bond Fund
1.40%
	12/31/2016	N/A	10.205	24
	12/31/2017	10.205	10.493	23
1.60%
	12/31/2016	N/A	10.117	9
	12/31/2017	10.117	10.383	9
1.70%
	12/31/2016	N/A	10.073	141
	12/31/2017	10.073	10.327	125
1.80%
	12/31/2016	N/A	10.030	13
	12/31/2017	10.030	10.273	12
1.90%
	12/31/2016	N/A	9.747	334
	12/31/2017	9.747	9.973	285
1.95%
	12/31/2016	N/A	9.965	18
	12/31/2017	9.965	10.191	17
2.00%
	12/31/2016	N/A	9.944	0
	12/31/2017	9.944	10.164	0
2.20%
	12/31/2016	N/A	9.858	1075
	12/31/2017	9.858	10.057	890
2.40%
	12/31/2016	N/A	9.773	795
	12/31/2017	9.773	9.950	653
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
25

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Gateway Fund
1.40%
	12/31/2010	N/A	10.102	0
	12/31/2011	10.102	10.267	10
	12/31/2012	10.267	10.544	0
	12/31/2013	10.544	11.275	1
	12/31/2014	11.275	11.462	1
	12/31/2015	11.462	11.526	1
	12/31/2016	11.526	11.915	11
	12/31/2017	11.915	12.862	10
1.60%
	12/31/2010	N/A	10.089	0
	12/31/2011	10.089	10.233	0
	12/31/2012	10.233	10.487	0
	12/31/2013	10.487	11.192	0
	12/31/2014	11.192	11.355	0
	12/31/2015	11.355	11.395	0
	12/31/2016	11.395	11.757	0
	12/31/2017	11.757	12.666	0
1.70%
	12/31/2010	N/A	10.082	4
	12/31/2011	10.082	10.216	34
	12/31/2012	10.216	10.459	29
	12/31/2013	10.459	11.151	37
	12/31/2014	11.151	11.302	144
	12/31/2015	11.302	11.331	59
	12/31/2016	11.331	11.679	45
	12/31/2017	11.679	12.569	96
1.80%
	12/31/2010	N/A	10.075	1
	12/31/2011	10.075	10.199	5
	12/31/2012	10.199	10.431	15
	12/31/2013	10.431	11.110	12
	12/31/2014	11.110	11.249	13
	12/31/2015	11.249	11.267	14
	12/31/2016	11.267	11.601	13
	12/31/2017	11.601	12.473	13
1.90%
	12/31/2010	N/A	10.068	5
	12/31/2011	10.068	10.182	32
	12/31/2012	10.182	10.404	81
	12/31/2013	10.404	11.069	103
	12/31/2014	11.069	11.197	74
	12/31/2015	11.197	11.203	86
	12/31/2016	11.203	11.524	231
	12/31/2017	11.524	12.377	217
1.95%
	12/31/2010	N/A	10.065	0
	12/31/2011	10.065	10.173	1
	12/31/2012	10.173	10.390	4
	12/31/2013	10.390	11.049	3
	12/31/2014	11.049	11.171	0
	12/31/2015	11.171	11.171	0
	12/31/2016	11.171	11.486	0
	12/31/2017	11.486	12.330	0
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
26

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2010	N/A	10.061	0
	12/31/2011	10.061	10.165	0
	12/31/2012	10.165	10.376	0
	12/31/2013	10.376	11.029	0
	12/31/2014	11.029	11.144	0
	12/31/2015	11.144	11.140	0
	12/31/2016	11.140	11.447	0
	12/31/2017	11.447	12.283	0
2.20%
	12/31/2010	N/A	10.048	21
	12/31/2011	10.048	10.131	75
	12/31/2012	10.131	10.320	148
	12/31/2013	10.320	10.948	203
	12/31/2014	10.948	11.041	188
	12/31/2015	11.041	11.014	275
	12/31/2016	11.014	11.295	153
	12/31/2017	11.295	12.096	165
2.40%
	12/31/2010	N/A	10.034	28
	12/31/2011	10.034	10.097	163
	12/31/2012	10.097	10.265	196
	12/31/2013	10.265	10.868	396
	12/31/2014	10.868	10.938	359
	12/31/2015	10.938	10.890	401
	12/31/2016	10.890	11.146	870
	12/31/2017	11.146	11.911	780
AZL Government Money Market Fund
1.40%
	12/31/2008	11.125	11.238	436
	12/31/2009	11.238	11.106	166
	12/31/2010	11.106	10.952	129
	12/31/2011	10.952	10.801	92
	12/31/2012	10.801	10.650	72
	12/31/2013	10.650	10.502	69
	12/31/2014	10.502	10.357	64
	12/31/2015	10.357	10.213	55
	12/31/2016	10.213	10.072	48
	12/31/2017	10.072	9.937	48
1.60%
	12/31/2008	10.950	11.039	0
	12/31/2009	11.039	10.888	0
	12/31/2010	10.888	10.716	1
	12/31/2011	10.716	10.546	0
	12/31/2012	10.546	10.378	0
	12/31/2013	10.378	10.213	0
	12/31/2014	10.213	10.052	0
	12/31/2015	10.052	9.893	0
	12/31/2016	9.893	9.737	0
	12/31/2017	9.737	9.588	0
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
27

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2008	10.864	10.941	2584
	12/31/2009	10.941	10.780	1694
	12/31/2010	10.780	10.599	1026
	12/31/2011	10.599	10.421	928
	12/31/2012	10.421	10.245	657
	12/31/2013	10.245	10.072	530
	12/31/2014	10.072	9.903	523
	12/31/2015	9.903	9.737	419
	12/31/2016	9.737	9.573	348
	12/31/2017	9.573	9.417	296
1.80%
	12/31/2008	10.778	10.844	232
	12/31/2009	10.844	10.674	210
	12/31/2010	10.674	10.484	140
	12/31/2011	10.484	10.298	151
	12/31/2012	10.298	10.113	80
	12/31/2013	10.113	9.933	93
	12/31/2014	9.933	9.756	83
	12/31/2015	9.756	9.583	35
	12/31/2016	9.583	9.413	29
	12/31/2017	9.413	9.250	30
1.90%
	12/31/2008	10.693	10.748	4207
	12/31/2009	10.748	10.568	2821
	12/31/2010	10.568	10.370	2042
	12/31/2011	10.370	10.176	2001
	12/31/2012	10.176	9.983	1652
	12/31/2013	9.983	9.796	1356
	12/31/2014	9.796	9.612	1320
	12/31/2015	9.612	9.432	1234
	12/31/2016	9.432	9.255	1194
	12/31/2017	9.255	9.086	869
1.95%
	12/31/2008	10.651	10.700	162
	12/31/2009	10.700	10.516	111
	12/31/2010	10.516	10.314	95
	12/31/2011	10.314	10.115	42
	12/31/2012	10.115	9.919	24
	12/31/2013	9.919	9.728	19
	12/31/2014	9.728	9.540	26
	12/31/2015	9.540	9.357	32
	12/31/2016	9.357	9.177	10
	12/31/2017	9.177	9.004	10
2.00%
	12/31/2008	10.609	10.652	8
	12/31/2009	10.652	10.464	1
	12/31/2010	10.464	10.258	7
	12/31/2011	10.258	10.055	7
	12/31/2012	10.055	9.855	1
	12/31/2013	9.855	9.660	1
	12/31/2014	9.660	9.469	1
	12/31/2015	9.469	9.283	1
	12/31/2016	9.283	9.099	1
	12/31/2017	9.099	8.924	1
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
28

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2008	10.442	10.464	5845
	12/31/2009	10.464	10.258	5012
	12/31/2010	10.258	10.036	4320
	12/31/2011	10.036	9.818	4104
	12/31/2012	9.818	9.603	3946
	12/31/2013	9.603	9.395	3518
	12/31/2014	9.395	9.191	2255
	12/31/2015	9.191	8.991	2359
	12/31/2016	8.991	8.796	2066
	12/31/2017	8.796	8.610	1536
2.40%
	12/31/2008	10.278	10.279	5580
	12/31/2009	10.279	10.057	4400
	12/31/2010	10.057	9.819	3815
	12/31/2011	9.819	9.587	3583
	12/31/2012	9.587	9.358	3481
	12/31/2013	9.358	9.137	2508
	12/31/2014	9.137	8.921	2308
	12/31/2015	8.921	8.710	2370
	12/31/2016	8.710	8.504	2827
	12/31/2017	8.504	8.307	1681
AZL Moderate Index Strategy Fund
1.40%
	12/31/2008	12.832	9.627	16
	12/31/2009	9.627	11.662	13
	12/31/2010	11.662	12.850	6
	12/31/2011	12.850	12.395	9
	12/31/2012	12.395	13.678	7
	12/31/2013	13.678	16.814	14
	12/31/2014	16.814	17.990	9
	12/31/2015	17.990	17.302	7
	12/31/2016	17.302	18.581	2
	12/31/2017	18.581	20.761	2
1.60%
	12/31/2008	12.738	9.537	0
	12/31/2009	9.537	11.530	0
	12/31/2010	11.530	12.679	0
	12/31/2011	12.679	12.207	0
	12/31/2012	12.207	13.442	0
	12/31/2013	13.442	16.492	0
	12/31/2014	16.492	17.610	0
	12/31/2015	17.610	16.903	1
	12/31/2016	16.903	18.116	1
	12/31/2017	18.116	20.201	1
1.70%
	12/31/2008	12.691	9.492	412
	12/31/2009	9.492	11.465	344
	12/31/2010	11.465	12.595	299
	12/31/2011	12.595	12.113	334
	12/31/2012	12.113	13.326	322
	12/31/2013	13.326	16.333	453
	12/31/2014	16.333	17.423	399
	12/31/2015	17.423	16.706	321
	12/31/2016	16.706	17.888	292
	12/31/2017	17.888	19.926	257
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
29

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.80%
	12/31/2008	12.645	9.448	67
	12/31/2009	9.448	11.400	119
	12/31/2010	11.400	12.511	180
	12/31/2011	12.511	12.021	159
	12/31/2012	12.021	13.211	157
	12/31/2013	13.211	16.176	130
	12/31/2014	16.176	17.238	91
	12/31/2015	17.238	16.512	66
	12/31/2016	16.512	17.663	60
	12/31/2017	17.663	19.656	59
1.90%
	12/31/2008	12.599	9.404	594
	12/31/2009	9.404	11.335	602
	12/31/2010	11.335	12.428	661
	12/31/2011	12.428	11.929	689
	12/31/2012	11.929	13.097	707
	12/31/2013	13.097	16.020	851
	12/31/2014	16.020	17.055	879
	12/31/2015	17.055	16.321	922
	12/31/2016	16.321	17.440	806
	12/31/2017	17.440	19.389	742
1.95%
	12/31/2008	12.575	9.382	21
	12/31/2009	9.382	11.303	23
	12/31/2010	11.303	12.387	19
	12/31/2011	12.387	11.883	32
	12/31/2012	11.883	13.040	26
	12/31/2013	13.040	15.943	26
	12/31/2014	15.943	16.964	19
	12/31/2015	16.964	16.226	18
	12/31/2016	16.226	17.330	15
	12/31/2017	17.330	19.257	12
2.00%
	12/31/2008	12.552	9.360	0
	12/31/2009	9.360	11.271	0
	12/31/2010	11.271	12.345	0
	12/31/2011	12.345	11.838	9
	12/31/2012	11.838	12.984	0
	12/31/2013	12.984	15.866	0
	12/31/2014	15.866	16.873	0
	12/31/2015	16.873	16.131	0
	12/31/2016	16.131	17.220	0
	12/31/2017	17.220	19.125	0
2.20%
	12/31/2008	12.461	9.273	1562
	12/31/2009	9.273	11.144	1259
	12/31/2010	11.144	12.182	1231
	12/31/2011	12.182	11.658	1551
	12/31/2012	11.658	12.760	1595
	12/31/2013	12.760	15.562	2111
	12/31/2014	15.562	16.517	2191
	12/31/2015	16.517	15.759	2020
	12/31/2016	15.759	16.789	1814
	12/31/2017	16.789	18.609	1730
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
30

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.40%
	12/31/2008	12.369	9.187	2189
	12/31/2009	9.187	11.018	1865
	12/31/2010	11.018	12.020	1809
	12/31/2011	12.020	11.480	2151
	12/31/2012	11.480	12.541	2273
	12/31/2013	12.541	15.263	2682
	12/31/2014	15.263	16.168	2895
	12/31/2015	16.168	15.395	2995
	12/31/2016	15.395	16.369	2522
	12/31/2017	16.369	18.107	2283
AZL MVP Balanced Index Strategy Fund
1.40%
	12/31/2015	N/A	12.227	0
	12/31/2016	12.227	12.854	0
	12/31/2017	12.854	14.121	3
1.60%
	12/31/2015	N/A	12.131	0
	12/31/2016	12.131	12.727	6
	12/31/2017	12.727	13.953	6
1.70%
	12/31/2015	N/A	11.964	2
	12/31/2016	11.964	12.540	13
	12/31/2017	12.540	13.734	21
1.80%
	12/31/2015	N/A	12.034	0
	12/31/2016	12.034	12.601	0
	12/31/2017	12.601	13.788	0
1.90%
	12/31/2015	N/A	11.987	21
	12/31/2016	11.987	12.539	73
	12/31/2017	12.539	13.706	65
1.95%
	12/31/2015	N/A	11.963	0
	12/31/2016	11.963	12.507	0
	12/31/2017	12.507	13.665	0
2.00%
	12/31/2015	N/A	11.939	0
	12/31/2016	11.939	12.476	0
	12/31/2017	12.476	13.624	0
2.20%
	12/31/2015	N/A	11.845	28
	12/31/2016	11.845	12.353	78
	12/31/2017	12.353	13.462	81
2.40%
	12/31/2015	N/A	11.751	16
	12/31/2016	11.751	12.230	91
	12/31/2017	12.230	13.302	129
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
31

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Balanced Fund
1.40%
	12/31/2008	12.121	8.672	76
	12/31/2009	8.672	10.836	71
	12/31/2010	10.836	11.868	35
	12/31/2011	11.868	11.598	26
	12/31/2012	11.598	12.739	22
	12/31/2013	12.739	14.001	24
	12/31/2014	14.001	14.439	15
	12/31/2015	14.439	13.989	3
	12/31/2016	13.989	14.612	3
	12/31/2017	14.612	16.171	2
1.60%
	12/31/2008	12.057	8.609	0
	12/31/2009	8.609	10.735	0
	12/31/2010	10.735	11.734	0
	12/31/2011	11.734	11.444	0
	12/31/2012	11.444	12.545	0
	12/31/2013	12.545	13.760	0
	12/31/2014	13.760	14.163	0
	12/31/2015	14.163	13.693	0
	12/31/2016	13.693	14.274	0
	12/31/2017	14.274	15.766	0
1.70%
	12/31/2008	12.025	8.577	603
	12/31/2009	8.577	10.685	686
	12/31/2010	10.685	11.668	519
	12/31/2011	11.668	11.368	442
	12/31/2012	11.368	12.449	374
	12/31/2013	12.449	13.641	318
	12/31/2014	13.641	14.026	259
	12/31/2015	14.026	13.548	265
	12/31/2016	13.548	14.109	262
	12/31/2017	14.109	15.568	238
1.80%
	12/31/2008	11.992	8.546	130
	12/31/2009	8.546	10.635	125
	12/31/2010	10.635	11.602	157
	12/31/2011	11.602	11.293	132
	12/31/2012	11.293	12.354	114
	12/31/2013	12.354	13.523	96
	12/31/2014	13.523	13.891	57
	12/31/2015	13.891	13.404	55
	12/31/2016	13.404	13.945	30
	12/31/2017	13.945	15.372	29
1.90%
	12/31/2008	11.960	8.514	1045
	12/31/2009	8.514	10.586	1306
	12/31/2010	10.586	11.536	1277
	12/31/2011	11.536	11.217	1113
	12/31/2012	11.217	12.259	977
	12/31/2013	12.259	13.406	858
	12/31/2014	13.406	13.757	748
	12/31/2015	13.757	13.262	680
	12/31/2016	13.262	13.783	606
	12/31/2017	13.783	15.178	572
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
32

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2008	11.944	8.499	21
	12/31/2009	8.499	10.561	22
	12/31/2010	10.561	11.503	39
	12/31/2011	11.503	11.180	30
	12/31/2012	11.180	12.212	27
	12/31/2013	12.212	13.348	7
	12/31/2014	13.348	13.691	2
	12/31/2015	13.691	13.191	2
	12/31/2016	13.191	13.703	2
	12/31/2017	13.703	15.082	1
2.00%
	12/31/2008	11.929	8.483	0
	12/31/2009	8.483	10.536	0
	12/31/2010	10.536	11.471	0
	12/31/2011	11.471	11.143	0
	12/31/2012	11.143	12.165	0
	12/31/2013	12.165	13.290	0
	12/31/2014	13.290	13.625	0
	12/31/2015	13.625	13.121	0
	12/31/2016	13.121	13.623	0
	12/31/2017	13.623	14.987	0
2.20%
	12/31/2008	11.865	8.421	3338
	12/31/2009	8.421	10.438	3678
	12/31/2010	10.438	11.341	3866
	12/31/2011	11.341	10.995	3620
	12/31/2012	10.995	11.980	3356
	12/31/2013	11.980	13.062	3189
	12/31/2014	13.062	13.363	2945
	12/31/2015	13.363	12.843	2772
	12/31/2016	12.843	13.308	2467
	12/31/2017	13.308	14.612	2272
2.40%
	12/31/2008	11.802	8.359	2256
	12/31/2009	8.359	10.341	2615
	12/31/2010	10.341	11.213	2693
	12/31/2011	11.213	10.849	2354
	12/31/2012	10.849	11.797	1913
	12/31/2013	11.797	12.837	1793
	12/31/2014	12.837	13.107	1578
	12/31/2015	13.107	12.572	1422
	12/31/2016	12.572	13.001	1276
	12/31/2017	13.001	14.246	1091
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
33

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Dynamic Conservative Fund
1.40%
	12/31/2009	N/A	10.154	0
	12/31/2010	10.154	11.111	2
	12/31/2011	11.111	11.027	14
	12/31/2012	11.027	12.098	14
	12/31/2013	12.098	12.880	19
	12/31/2014	12.880	13.311	37
	12/31/2015	13.311	13.025	33
	12/31/2016	13.025	13.527	21
	12/31/2017	13.527	14.581	17
1.60%
	12/31/2009	N/A	10.150	0
	12/31/2010	10.150	11.084	0
	12/31/2011	11.084	10.979	0
	12/31/2012	10.979	12.021	0
	12/31/2013	12.021	12.772	0
	12/31/2014	12.772	13.174	0
	12/31/2015	13.174	12.864	0
	12/31/2016	12.864	13.333	0
	12/31/2017	13.333	14.344	0
1.70%
	12/31/2009	N/A	10.148	1
	12/31/2010	10.148	11.071	106
	12/31/2011	11.071	10.955	130
	12/31/2012	10.955	11.983	181
	12/31/2013	11.983	12.719	124
	12/31/2014	12.719	13.105	91
	12/31/2015	13.105	12.785	78
	12/31/2016	12.785	13.238	72
	12/31/2017	13.238	14.227	64
1.80%
	12/31/2009	N/A	10.146	0
	12/31/2010	10.146	11.058	7
	12/31/2011	11.058	10.931	9
	12/31/2012	10.931	11.944	9
	12/31/2013	11.944	12.665	6
	12/31/2014	12.665	13.038	6
	12/31/2015	13.038	12.706	0
	12/31/2016	12.706	13.143	0
	12/31/2017	13.143	14.111	0
1.90%
	12/31/2009	N/A	10.144	4
	12/31/2010	10.144	11.044	122
	12/31/2011	11.044	10.907	270
	12/31/2012	10.907	11.906	427
	12/31/2013	11.906	12.612	429
	12/31/2014	12.612	12.970	450
	12/31/2015	12.970	12.627	370
	12/31/2016	12.627	13.049	425
	12/31/2017	13.049	13.996	414
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
34

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2009	N/A	10.143	0
	12/31/2010	10.143	11.038	0
	12/31/2011	11.038	10.895	13
	12/31/2012	10.895	11.887	13
	12/31/2013	11.887	12.586	0
	12/31/2014	12.586	12.936	0
	12/31/2015	12.936	12.588	0
	12/31/2016	12.588	13.002	0
	12/31/2017	13.002	13.938	0
2.00%
	12/31/2009	N/A	10.142	0
	12/31/2010	10.142	11.031	0
	12/31/2011	11.031	10.883	0
	12/31/2012	10.883	11.868	0
	12/31/2013	11.868	12.560	0
	12/31/2014	12.560	12.903	0
	12/31/2015	12.903	12.549	0
	12/31/2016	12.549	12.955	0
	12/31/2017	12.955	13.881	0
2.20%
	12/31/2009	N/A	10.138	71
	12/31/2010	10.138	11.005	257
	12/31/2011	11.005	10.835	546
	12/31/2012	10.835	11.793	886
	12/31/2013	11.793	12.455	810
	12/31/2014	12.455	12.769	668
	12/31/2015	12.769	12.395	718
	12/31/2016	12.395	12.770	586
	12/31/2017	12.770	13.656	547
2.40%
	12/31/2009	N/A	10.134	5
	12/31/2010	10.134	10.979	396
	12/31/2011	10.979	10.788	530
	12/31/2012	10.788	11.718	1064
	12/31/2013	11.718	12.351	935
	12/31/2014	12.351	12.637	860
	12/31/2015	12.637	12.242	812
	12/31/2016	12.242	12.588	730
	12/31/2017	12.588	13.434	653
AZL MVP Fusion Dynamic Moderate Fund
1.40%
	12/31/2008	12.396	8.219	54
	12/31/2009	8.219	10.490	51
	12/31/2010	10.490	11.559	51
	12/31/2011	11.559	11.075	56
	12/31/2012	11.075	12.289	62
	12/31/2013	12.289	13.956	57
	12/31/2014	13.956	14.345	56
	12/31/2015	14.345	13.847	63
	12/31/2016	13.847	14.299	61
	12/31/2017	14.299	16.072	57
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
35

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.60%
	12/31/2008	12.330	8.159	0
	12/31/2009	8.159	10.392	0
	12/31/2010	10.392	11.428	0
	12/31/2011	11.428	10.928	0
	12/31/2012	10.928	12.101	0
	12/31/2013	12.101	13.716	0
	12/31/2014	13.716	14.070	0
	12/31/2015	14.070	13.554	0
	12/31/2016	13.554	13.969	0
	12/31/2017	13.969	15.670	0
1.70%
	12/31/2008	12.297	8.129	461
	12/31/2009	8.129	10.344	478
	12/31/2010	10.344	11.364	474
	12/31/2011	11.364	10.855	374
	12/31/2012	10.855	12.009	422
	12/31/2013	12.009	13.597	436
	12/31/2014	13.597	13.935	338
	12/31/2015	13.935	13.410	321
	12/31/2016	13.410	13.807	276
	12/31/2017	13.807	15.472	247
1.80%
	12/31/2008	12.264	8.099	239
	12/31/2009	8.099	10.295	229
	12/31/2010	10.295	11.299	226
	12/31/2011	11.299	10.783	223
	12/31/2012	10.783	11.917	176
	12/31/2013	11.917	13.480	161
	12/31/2014	13.480	13.800	133
	12/31/2015	13.800	13.268	109
	12/31/2016	13.268	13.646	107
	12/31/2017	13.646	15.277	99
1.90%
	12/31/2008	12.231	8.070	2159
	12/31/2009	8.070	10.247	2035
	12/31/2010	10.247	11.235	1764
	12/31/2011	11.235	10.711	1776
	12/31/2012	10.711	11.826	1519
	12/31/2013	11.826	13.363	1438
	12/31/2014	13.363	13.667	1386
	12/31/2015	13.667	13.127	1245
	12/31/2016	13.127	13.488	1120
	12/31/2017	13.488	15.085	1052
1.95%
	12/31/2008	12.215	8.055	47
	12/31/2009	8.055	10.223	41
	12/31/2010	10.223	11.203	39
	12/31/2011	11.203	10.676	39
	12/31/2012	10.676	11.780	26
	12/31/2013	11.780	13.306	20
	12/31/2014	13.306	13.601	12
	12/31/2015	13.601	13.057	7
	12/31/2016	13.057	13.409	7
	12/31/2017	13.409	14.990	4
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
36

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2008	12.199	8.040	12
	12/31/2009	8.040	10.200	5
	12/31/2010	10.200	11.172	4
	12/31/2011	11.172	10.640	3
	12/31/2012	10.640	11.735	3
	12/31/2013	11.735	13.248	3
	12/31/2014	13.248	13.536	1
	12/31/2015	13.536	12.987	1
	12/31/2016	12.987	13.331	1
	12/31/2017	13.331	14.895	1
2.20%
	12/31/2008	12.133	7.981	6983
	12/31/2009	7.981	10.105	7164
	12/31/2010	10.105	11.046	7066
	12/31/2011	11.046	10.499	7102
	12/31/2012	10.499	11.556	6580
	12/31/2013	11.556	13.020	6084
	12/31/2014	13.020	13.276	5264
	12/31/2015	13.276	12.713	4758
	12/31/2016	12.713	13.023	4249
	12/31/2017	13.023	14.522	3710
2.40%
	12/31/2008	12.069	7.923	5359
	12/31/2009	7.923	10.011	5641
	12/31/2010	10.011	10.921	5786
	12/31/2011	10.921	10.360	5656
	12/31/2012	10.360	11.380	5202
	12/31/2013	11.380	12.796	4908
	12/31/2014	12.796	13.022	4674
	12/31/2015	13.022	12.444	4296
	12/31/2016	12.444	12.723	3885
	12/31/2017	12.723	14.158	3532
AZL MVP Growth Index Strategy Fund
1.40%
	12/31/2015	N/A	13.398	1
	12/31/2016	13.398	14.110	12
	12/31/2017	14.110	16.136	12
1.60%
	12/31/2015	N/A	13.292	0
	12/31/2016	13.292	13.970	0
	12/31/2017	13.970	15.944	0
1.70%
	12/31/2015	N/A	13.110	387
	12/31/2016	13.110	13.765	606
	12/31/2017	13.765	15.693	633
1.80%
	12/31/2015	N/A	13.187	0
	12/31/2016	13.187	13.832	79
	12/31/2017	13.832	15.755	77
1.90%
	12/31/2015	N/A	13.135	208
	12/31/2016	13.135	13.763	1397
	12/31/2017	13.763	15.661	1407
1.95%
	12/31/2015	N/A	13.109	3
	12/31/2016	13.109	13.729	7
	12/31/2017	13.729	15.614	13
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
37

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.00%
	12/31/2015	N/A	13.083	0
	12/31/2016	13.083	13.695	0
	12/31/2017	13.695	15.568	0
2.20%
	12/31/2015	N/A	12.979	196
	12/31/2016	12.979	13.559	6189
	12/31/2017	13.559	15.383	5887
2.40%
	12/31/2015	N/A	12.876	436
	12/31/2016	12.876	13.425	4696
	12/31/2017	13.425	15.200	4867
PIMCO VIT Global Core Bond (Hedged) Portfolio
1.40%
	12/31/2011	N/A	9.814	0
	12/31/2012	9.814	10.276	0
	12/31/2013	10.276	9.814	0
	12/31/2014	9.814	9.533	0
	12/31/2015	9.533	8.928	0
	12/31/2016	8.928	9.401	0
	12/31/2017	9.401	9.668	0
1.60%
	12/31/2011	N/A	9.801	1
	12/31/2012	9.801	10.241	1
	12/31/2013	10.241	9.762	1
	12/31/2014	9.762	9.463	1
	12/31/2015	9.463	8.844	1
	12/31/2016	8.844	9.295	0
	12/31/2017	9.295	9.540	0
1.70%
	12/31/2011	N/A	9.794	20
	12/31/2012	9.794	10.224	36
	12/31/2013	10.224	9.736	4
	12/31/2014	9.736	9.429	4
	12/31/2015	9.429	8.803	1
	12/31/2016	8.803	9.242	1
	12/31/2017	9.242	9.477	1
1.80%
	12/31/2011	N/A	9.788	0
	12/31/2012	9.788	10.207	2
	12/31/2013	10.207	9.710	2
	12/31/2014	9.710	9.394	1
	12/31/2015	9.394	8.762	1
	12/31/2016	8.762	9.190	1
	12/31/2017	9.190	9.414	1
1.90%
	12/31/2011	N/A	9.781	11
	12/31/2012	9.781	10.190	4
	12/31/2013	10.190	9.684	16
	12/31/2014	9.684	9.360	18
	12/31/2015	9.360	8.721	21
	12/31/2016	8.721	9.138	22
	12/31/2017	9.138	9.351	18
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
38

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.95%
	12/31/2011	N/A	9.778	0
	12/31/2012	9.778	10.182	0
	12/31/2013	10.182	9.671	0
	12/31/2014	9.671	9.342	0
	12/31/2015	9.342	8.701	0
	12/31/2016	8.701	9.112	0
	12/31/2017	9.112	9.320	0
2.00%
	12/31/2011	N/A	9.774	0
	12/31/2012	9.774	10.173	0
	12/31/2013	10.173	9.658	0
	12/31/2014	9.658	9.325	0
	12/31/2015	9.325	8.680	0
	12/31/2016	8.680	9.086	0
	12/31/2017	9.086	9.289	0
2.20%
	12/31/2011	N/A	9.761	1
	12/31/2012	9.761	10.139	8
	12/31/2013	10.139	9.606	7
	12/31/2014	9.606	9.257	147
	12/31/2015	9.257	8.600	142
	12/31/2016	8.600	8.984	152
	12/31/2017	8.984	9.166	135
2.40%
	12/31/2011	N/A	9.748	18
	12/31/2012	9.748	10.105	26
	12/31/2013	10.105	9.555	19
	12/31/2014	9.555	9.189	15
	12/31/2015	9.189	8.520	14
	12/31/2016	8.520	8.882	23
	12/31/2017	8.882	9.044	20
PIMCO VIT Total Return Portfolio
1.40%
	12/31/2008	14.592	15.080	453
	12/31/2009	15.080	16.963	385
	12/31/2010	16.963	18.084	338
	12/31/2011	18.084	18.478	265
	12/31/2012	18.478	19.969	210
	12/31/2013	19.969	19.305	166
	12/31/2014	19.305	19.852	114
	12/31/2015	19.852	19.664	101
	12/31/2016	19.664	19.911	87
	12/31/2017	19.911	20.601	80
1.60%
	12/31/2008	14.750	15.212	15
	12/31/2009	15.212	17.077	15
	12/31/2010	17.077	18.170	13
	12/31/2011	18.170	18.529	10
	12/31/2012	18.529	19.984	10
	12/31/2013	19.984	19.281	9
	12/31/2014	19.281	19.787	9
	12/31/2015	19.787	19.561	8
	12/31/2016	19.561	19.767	7
	12/31/2017	19.767	20.411	6
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
39

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
1.70%
	12/31/2008	14.250	14.681	2143
	12/31/2009	14.681	16.465	1949
	12/31/2010	16.465	17.501	1789
	12/31/2011	17.501	17.829	1340
	12/31/2012	17.829	19.210	1216
	12/31/2013	19.210	18.515	937
	12/31/2014	18.515	18.983	756
	12/31/2015	18.983	18.747	687
	12/31/2016	18.747	18.925	595
	12/31/2017	18.925	19.522	525
1.80%
	12/31/2008	14.137	14.551	103
	12/31/2009	14.551	16.303	115
	12/31/2010	16.303	17.311	130
	12/31/2011	17.311	17.617	116
	12/31/2012	17.617	18.963	112
	12/31/2013	18.963	18.259	76
	12/31/2014	18.259	18.701	69
	12/31/2015	18.701	18.451	59
	12/31/2016	18.451	18.608	57
	12/31/2017	18.608	19.176	54
1.90%
	12/31/2008	14.026	14.422	4350
	12/31/2009	14.422	16.142	4246
	12/31/2010	16.142	17.123	3827
	12/31/2011	17.123	17.409	3067
	12/31/2012	17.409	18.719	2839
	12/31/2013	18.719	18.007	2261
	12/31/2014	18.007	18.424	1793
	12/31/2015	18.424	18.159	1596
	12/31/2016	18.159	18.295	1420
	12/31/2017	18.295	18.835	1275
1.95%
	12/31/2008	13.970	14.358	57
	12/31/2009	14.358	16.062	56
	12/31/2010	16.062	17.030	44
	12/31/2011	17.030	17.305	42
	12/31/2012	17.305	18.599	32
	12/31/2013	18.599	17.882	26
	12/31/2014	17.882	18.287	18
	12/31/2015	18.287	18.015	15
	12/31/2016	18.015	18.141	14
	12/31/2017	18.141	18.667	15
2.00%
	12/31/2008	13.915	14.294	8
	12/31/2009	14.294	15.982	5
	12/31/2010	15.982	16.937	5
	12/31/2011	16.937	17.202	7
	12/31/2012	17.202	18.479	2
	12/31/2013	18.479	17.758	1
	12/31/2014	17.758	18.151	1
	12/31/2015	18.151	17.872	1
	12/31/2016	17.872	17.988	1
	12/31/2017	17.988	18.500	1
Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
40

Investment Option Separate Account Annual Expenses	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
2.20%
	12/31/2008	13.696	14.041	2424
	12/31/2009	14.041	15.668	3232
	12/31/2010	15.668	16.571	3348
	12/31/2011	16.571	16.797	3017
	12/31/2012	16.797	18.007	2958
	12/31/2013	18.007	17.270	2145
	12/31/2014	17.270	17.617	1882
	12/31/2015	17.617	17.312	1713
	12/31/2016	17.312	17.389	1502
	12/31/2017	17.389	17.849	1356
2.40%
	12/31/2008	13.481	13.792	2804
	12/31/2009	13.792	15.360	3216
	12/31/2010	15.360	16.213	3255
	12/31/2011	16.213	16.401	2776
	12/31/2012	16.401	17.548	2952
	12/31/2013	17.548	16.795	2406
	12/31/2014	16.795	17.099	1880
	12/31/2015	17.099	16.769	1690
	12/31/2016	16.769	16.810	1568
	12/31/2017	16.810	17.220	1490

Allianz Alterity® Variable Annuity Statement of Additional Information – May 1, 2018
41

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 23, 2018.

1.	Report of Independent Registered Public Accounting Firm
2.	Consolidated Balance Sheets – December 31, 2017 and 2016
3.	Consolidated Statements of Operations – Years ended December 31, 2017, 2016, and 2015
4.	Consolidated Statements of Comprehensive Income (Loss) – Years ended December 31, 2017, 2016, and 2015
5.	Consolidated Statements of Stockholder's Equity – Years ended December 31, 2017, 2016, and 2015
6.	Consolidated Statements of Cash Flows – Years ended December 31, 2017, 2016, and 2015
7.	Notes to Consolidated Financial Statements – December 31, 2017 and 2016
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule III – Supplementary Insurance Information
	–	Schedule IV – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 23, 2018.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2017
3.	Statements of Operations – For the year or periods ended December 31, 2017
4.	Statements of Changes in Net Assets – For the years or periods ended December 31, 2017 and 2016
5.	Notes to the Financial Statements and the financial highlights for each of the years or periods in the five-year period then ended – December 31, 2017
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated May 31, 1985 incorporated by reference as exhibit EX-99.B1. from Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on June 25, 1996.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between North American Life and Casualty Company on behalf of NALAC Financial Plans, Inc. dated September 14, 1988 incorporated by reference as exhibit EX-99.B3.a. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-06709 and 811-05618), electronically filed on December 13, 1996. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

b.
Broker-Dealer Agreement between North American Life and Casualty Company and NALAC Financial Plans, Inc. dated November 19, 1987; Amendment #1 dated April 12, 2000; Amendment #2 dated September 30, 2002; Amendment #3 dated October 1, 2003 incorporated by reference as exhibit EX-99.B3.b. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007. (North American Life and Casualty Company is the predecessor to Allianz Life Insurance Company of North America. NALAC Financial Plans, Inc, is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.)

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618 electronically filed on May 19, 2006.
 The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity Original Contract and Schedule Page –L30800 is incorporated by reference as exhibit EX-99.B4.a. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

b.
Individual Variable Annuity-May 2003 Contract – L30800(5/03) is incorporated by reference as exhibit EX-99.B4.b. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

c.
Contract Schedule Page-May 2003 – S40010(5-03) is incorporated by reference as exhibit EX-99.B4.c. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

d.
Contract Schedule Page-PRIME Plus – S40010(1-06) is incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

e.
Contract Schedule Addendum-add, reset-PRIME Plus – S40729-A-R is incorporated by reference as exhibit EX-99.B4.e. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

f.
Contract Schedule Addendum-drop-PRIME Plus – S40729-D is incorporated by reference as exhibit EX-99.B4.f. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

g.
Asset Allocation Rider-PRIME Plus – S40721-ALT is incorporated by reference as exhibit EX-99.B4.g. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

h.
PRIME Plus Benefit Rider-PRIME Plus – S40722 is incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

i.
Annuity Option 6 Amendment Endorsement – S40397 is incorporated by reference as exhibit EX-99.B4.d. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

	j.	Waiver of CDSC Endorsement – S30074 is incorporated by reference as exhibit EX-99.B4.a. from Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.
k.
Traditional GMDB Endorsement – S40020 is incorporated by reference as exhibit EX-99.B4.b. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

l.
Traditional GMDB Rider II-PRIME Plus – S40727 is incorporated by reference as exhibit EX-99.B4.l. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

m.
Enhanced Death Benefit Endorsement – S40052 is incorporated by reference as exhibit EX-99.B4.c. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

n.
Enhanced GMDB Endorsement-May 2003 Contracts – S40390 is incorporated by reference as exhibit EX-99.B4.h. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

o.
Enhanced GMDB Rider II-PRIME Plus – S40726 is incorporated by reference as exhibit EX-99.B4.o. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

p.
Traditional GMIB Endorsement – S40021 is incorporated by reference as exhibit EX-99.B4.d. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

q.
Enhanced GMIB Endorsement – S40094 is incorporated by reference as exhibit EX-99.B4.e. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

r.
Enhanced GMIB Endorsement (3% & MAV)-May 2003 Contracts – S40391 is incorporated by reference as exhibit EX-99.B4.k. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

	s.	Charitable Remainder Trust Endorsement is incorporated by reference as exhibit EX-99.B4.t. from Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.
t.
IRA Endorsement – S40014 is incorporated by reference as exhibit EX-99.B4.g. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

u.
Unisex Endorsement – S20146 is incorporated by reference as exhibit EX-99.B4.h. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

v.
Pension Plan and Profit Sharing Plan Endorsement – S20205 is incorporated by reference as exhibit EX-99.B4.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

w.
Group Pension Plan Death Benefit Endorsement – S30072(4-99) is incorporated by reference as exhibit EX-99.B4.g. from Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.

x.
403(b) Annuity Endorsement – S30072(4-99) is incorporated by reference as exhibit EX-99.B4.k. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

y.
Earnings Protection GMDB Endorsement-Original Contracts – S20219(03-01) is incorporated by reference as exhibit EX-99.B4.r. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

z.
Earnings Protection GMDB Endorsement-May 2003 Contracts – S40379 is incorporated by reference as exhibit EX-99.B4.s. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

aa.
Earnings Protection GMDB Rider II-PRIME Plus – S40725 is incorporated by reference as exhibit EX-99.B4.aa. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

ab.
Traditional GPWB Endorsement – S40392 is incorporated by reference as exhibit EX-99.B4.t. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

ac.
Enhanced GPWB Endorsement – S40393 is incorporated by reference as exhibit EX-99.B4.u. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

ad.
Inherited IRA/Roth IRA Endorsement is incorporated by reference as exhibit EX-99.B4.ad. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

5.	a.
Application for Ind. Var. Annuity-Original Contracts is incorporated by reference as exhibit EX-99.B5. from Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on July 6, 1999.

b.
Application for Ind. Var. Annuity-May 2003 Contracts – F40269(05-03) is incorporated by reference as exhibit EX-99.B5.b. from Post-Effective Amendment No. 8 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2003.

c.
Application for Ind. Var. Annuity-PRIME Plus Contracts – F40269(1-06) is incorporated by reference as exhibit EX-99.B5.c. from Post-Effective Amendment No. 16 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 27, 2006.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618), electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. is incorporated by reference as exhibit EX-99.B8.b. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of North America, and Allianz Life Financial Services, LLC, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.c. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

d.
Administrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated May 1, 2008 incorporated by reference as exhibit EX-99.B8.d. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

e.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	f.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of North America dated 5/1/08. incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

g.
Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.f. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	h.	-
Amendments to Administrative Services Agreement between The Dreyfus Corporation and Allianz Life Insurance Company of North America, dated 8/7/02, 10/16/06 incorporated by reference as exhibit EX-99.B8.g. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

i.
Disribution/12 b-1 Letter Agreement between Dreyfus Service Corporation and USAllianz Investor Services, LLC (predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

j.
Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and The Dreyfus Life and Annuity Index Fund, dated 5/1/2002 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 3 to Allianz Life Variable Account A's Form N-6 (File Nos. 333-60206 and 811-04965), electronically filed on January 6, 2003.

	k.	-
Amendment to Fund Participation Agreement between Allianz Life Insurance Company of North America, Dreyfus Investment Portfolios and the Dreyfus Stock Index Fund, Inc., dated 5/1/2007 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 20 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 24, 2008.

l.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 17 to Registrant's Form N-4 (File Nos. 333-145866 and 811-05618), electronically filed on December 20, 2010.

	m.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of North America, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.i. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

n.
Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005.

	o.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated 8/08/2008 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	p.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services LLC and Allianz Life Insurance Company of North America, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on August 21, 2012.

q.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.2 to Registrant's Form N-4 (File Nos. 333-120181 and 811-05618), electronically filed on March 30, 2005

	r.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/08 incorporated by reference as exhibit EX-99.B8.j. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 3, 2009.

	s.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Post-Effective Amendment No. 10 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 14, 2014.

	t	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of North America and Allianz Life Financial Services, LLC., dated 9/1/2015, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016..

u.
Administrative Service Agreement between OpCap Advisors LLC and Allianz Life Insurance Company of North America, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.aj. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

v.
Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

	w.	-
Amendment to Administrative Support Service Agreement between OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00 is incorporated by reference as exhibit EX-99.B8.r. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	x.	-
Amendment to the Letter of Understandiing of the Administrative Support Service Agreement and between OppenheimerFunds Distributor, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014

y.
Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.h. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	z.	-
Amendments to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 4/30/04, 4/29/05, 5/1/06 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	aa.	-
Amendment to Participation Agreement between Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allianz Life Insurance Company of North America, dated February 1, 2014, incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-90260 and 811-05618), electronically filed on April 17, 2014.

ab.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 and Amendment dated 5-1-2011 incorporated by reference as exhibit EX-99.B8.t. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ac.	-
Amendment dated May 1, 2011 to Investor Services Agreement between Allianz Life Insurance Company of North America and Pacific Investment Management Company dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.n. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

	ad.	-
Amendment  dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ae.	-
Amendment  dated September 1, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of North America, dated June 1, 2009 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

	af.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of North America, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ag.
Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	ah.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 4/1/00, 11/5/01, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

	ai.	-
Amendment dated May 1, 2011 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 25 to Registrant's Form N-4 (File Nos. 333-139701 and 811-05618), electronically filed on April 26, 2011.

	aj.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Post-Effective Amendment No. 7 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on April 6, 2012.

	ak.	-
Amendment dated September 1, 2012 to Participation Agreement between Allianz Life Insurance Company of North America, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on January 28, 2013.

	al.	-
Amendments to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between PIMCO Variable Insurance Trust, PIMCO Equity Series VI, PIMCO Investments LLC, and Allianz Life Insurance Company of North America, dated 10/12/2015, incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.

am.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of North America dated December 4, 2009 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Post-Effective Amendment No. 9 to Registrant's Form N-4 (File Nos. 333-171427 and 811-05618) electronically filed on June 7, 2012.

an.
Distribution Services Agreement between Allianz Life Insurance Company of North America and Allianz Global Investors Distributors, LLC, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ao.
Participation Agreement between Premier VIT, Allianz Life Insurance Company of North America and Allianz Global Investors Distributors LLC, dated 5/1/2006 incorporated by reference as exhibit EX-99.B8.ai. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-134267 and 811-05618), electronically filed on September 25, 2006.

ap.
Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 12/15/2000 is incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004.

	aq.	-
Amendment to Services Agreement between Prudential Investment Management Services LLC and Allianz Life Insurance Company of North America, dated 9/9/2002 incorporated by reference as exhibit EX-99.B8.z. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

ar.
Fund Participation Agreement between Allianz Life Insurance Company of North America, The Prudential Series Fund, Inc., Prudential Investments Fund Management LLC, and Prudential Investment Management Services, LLC, dated 12/15/2000 is incorporated by reference as exhibit EX-99.B8.k. from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 15, 2000.

as.
Service Agreement between J.&W. Seligman & Co. Incorporated and Allianz Life Insurance Company of North America, dated 12/16/1999 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 12 to Registrant's Form N-4 (File Nos. 333-95729 and 811-05618), electronically filed on April 26, 2004

at.
Fund Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.j. from Pre-Effective Amendment No.1 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on December 30, 1999.

	au	-
Amendments to Participation Agreement between Seligman Portfolios, Inc. and Allianz Life Insurance Company of North America, dated 2/1/00, 5/1/02, 5/1/03, 4/30/04, 5/1/06 incorporated by reference as exhibit EX-99.B8.ad. from Post-Effective Amendment No. 18 to Registrant's Form N-4 (File Nos. 333-82329 and 811-05618), electronically filed on April 23, 2007.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- White, Gaumond, Hunt, Terzariol, Clark, Frank, Walker, incorporated by reference as exhibit EX-99.B13.a. from Registrant's initial filing on Form N-4 (File Nos. 333-222815 and 811-05618), electronically filed on February 1, 2018.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Director, President and Chief Executive Officer
William E. Gaumond	Director, Senior Vice President, Chief Financial Officer, and Treasurer
Thomas P. Burns	Senior Vice President, Chief Distribution Officer
Neil H. McKay	Senior Vice President, Chief Actuary
Gretchen Cepek	Senior Vice President, General Counsel, and Secretary
Todd M. Hedtke	Senior Vice President, Chief Investment Officer
Catherine A. Mahone	Senior Vice President, Chief Administrative Officer
Nancy E. Jones	Senior Vice President, Chief Marketing Officer
Brent M. Hipsher	Vice President, Controller
Suzanne D. Zeller	Senior Vice President, Human Resources
Jacqueline Hunt Allianz SE Königinstraße 28 80802 München Germany	Director and Board Chair
Udo Frank 47628 Todd Eymann Road Miramonte, CA 93641	Director
Ronald M. Clark 14401 N. Giant Saquaro Place Oro Valley, AZ 85755	Director
Kevin E. Walker 14092 N. Bright Angel Trail Marana, AZ 85658	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 19 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 23, 2018.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 29, 2018, there were 17,849 qualified and 9,392 non-qualified Allianz Alterity Contract Owners with Contracts in the Separate Account.

ITEM 28. INDEMNIFICATION
Indemnification provision, as required by the '33 Act, Rule 484
The Bylaws of the Insurance Company provide:
ARTICLE XI. INDEMNIFICATION OF DIRECTORS, OFFICERS AND EMPLOYEES
SECTION 1. RIGHT TO INDEMNIFICATION:
(a)
Subject to the conditions of this Article and any conditions or limitations imposed by applicable law, the Corporation shall indemnify any employee, director or officer of the Corporation (an "Indemnified Person") who was, is, or in the sole opinion of the Corporation, may reasonably become a party to or otherwise involved in any Proceeding by reason of the fact that such Indemnified Person is or was:

	(i)	a director of the Corporation; or
	(ii)	acting in the course and scope of his or her duties as an officer or employee of the Corporation; or
	(iii)	rendering Professional Services at the request of and for the benefit of the Corporation; or
(iv)
serving at the request of the Corporation as an officer, director, fiduciary or member of another corporation, association, committee, partnership, joint venture, trust, employee benefit plan or other enterprise (an "Outside Organization").

(b)	Notwithstanding the foregoing, no officer, director or employee shall be indemnified pursuant to these bylaws under the following circumstances:
	(i)	in connection with a Proceeding initiated by such person, in his or her own personal capacity, unless such initiation was authorized by the Board of Directors;
	(ii)	if a court of competent jurisdiction finally determines that any indemnification hereunder is unlawful;
	(iii)	for acts or omissions involving intentional misconduct or knowing and culpable violation of law;
(iv)
for acts or omissions that the Indemnified Person believes to be contrary to the best interests of the Corporation or its shareholders or that involve the absence of good faith on the part of the Indemnified Person;

	(v)	for any transaction for which the Indemnified Person derived an improper personal benefit;
(vi)
for acts or omissions that show a reckless disregard for the Indemnified Person's duty to the Corporation or its shareholders in circumstances in which the Indemnified Person was aware or should have been aware, in the ordinary course of performing the Indemnified Person's duties, of the risk of serious injury to the Corporation or its shareholders;

	(vii)	for acts or omissions that constitute an unexcused pattern of inattention that amounts to an abdication of the Indemnified Person's duties to the Corporation or its shareholders;
	(viii)	in circumstances where indemnification is prohibited by applicable law;
(ix)
in the case of service as an officer, director, fiduciary or member of an Outside Organization, where the Indemnified Person was aware or should have been aware that the conduct in question was outside the scope of the assignment as contemplated by the Corporation.

SECTION 2. SCOPE OF INDEMNIFICATION:
(a)
Indemnification provided pursuant to Section 1(a)(iv) shall be secondary and subordinate to indemnification or insurance provided to an Indemnified Person by an Outside Organization or other source, if any.

(b)
Indemnification shall apply to all reasonable expenses, liability and losses, actually incurred or suffered by an Indemnified Person in connection with a Proceeding, including without limitation, attorneys' fees and any expenses of establishing a right to indemnification or advancement under this article, judgments, fines, ERISA excise taxes or penalties, amounts paid or to be paid in settlement and all interest, assessments and other charges paid or payable in connection with or in respect of such expense, liability and loss.

(c)
Such indemnification shall continue as to any Indemnified Person who has ceased to be an employee, director or officer of the Corporation and shall inure to the benefit of his or her heirs, estate, executors and administrators.

SECTION 3. DEFINITIONS:
(a)	"Corporation" for the purpose of Article XI shall mean Allianz Life Insurance Company of North America and all of its subsidiaries.
(b)
"Proceeding" shall mean any threatened, pending, or completed action, suit or proceeding whether civil, criminal, administrative, investigative or otherwise, including actions by or in the right of the Corporation to procure a judgment in its favor.

(c)
"Professional Services" shall mean services rendered pursuant to (i) a professional actuarial designation, (ii) a license to engage in the practice of law issued by a State Bar Institution or (iii) a Certified Public Accountant designation issued by the American Institute of Certified Public Accountants.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted for directors and officers or controlling persons of the Insurance Company pursuant to the foregoing, or otherwise, the Insurance Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Insurance Company of expenses incurred or paid by a director, officer or controlling person of the Insurance Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life of NY Variable Account C
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name	Positions and Offices with Underwriter
Michael J Brandriet	Governor and President
Thomas Burns	Governor, Chief Executive Officer, and Chief Manager
Catherine A. Mahone	Governor
William E. Gaumond	Governor
Jennifer D. Presnell	Chief Financial Officer and Treasurer
Michael Bailey	Vice President, Chief Compliance Officer
Kristine M. Lord-Krahn	Chief Legal Officer and Secretary
Tracy M. Haddy	Assistant Secretary

For the period 1-1-2017 to 12-31-2017
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$230,415,545.81	$0	$0	$0
The $230,415,545.81 that Allianz Life Financial Services, LLC received from Allianz Life as commissions on the sale of Contracts issued under Allianz Life Variable Account B was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.
Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

b.
Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

REPRESENTATIONS
Allianz Life Insurance Company of North America ("Company") hereby represents that the fees and charges deducted under the Contract in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.
Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.
Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

4.
Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of North America on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 23rd day of April, 2018.
ALLIANZ LIFE VARIABLE ACCOUNT B
 (Registrant)
By: ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)

By: Stewart D. Gregg
Stewart D. Gregg
 Senior Securities Counsel
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
 (Depositor)
By: WALTER R. WHITE(1)
Walter R. White
 President and Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 23rd day of April, 2018.
Signature	Title
Walter R. White(1)	Director, President & Chief Executive Officer
Ronald M. Clark(1)	Director
Jacqueline Hunt(1)	Director and Board Chair
Udo Frank(1)	Director
William E. Gaumond(1)	Director, Senior Vice President, Chief Financial Officer and Treasurer
Kevin E. Walker(1)	Director
(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.a. from Registrant's initial filing on Form N-4 (File Nos. 333-222815 and 811-05618), electronically filed on February 1, 2018.

By: Stewart D. Gregg
Stewart D. Gregg
 Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 32
TO FORM N-4
(FILE NOS. 333-82329 AND 811-05816)
ALLIANZ LIFE VARIABLE ACCOUNT B
ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm